UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Municipal Series Trust

For the states of:

Alabama, Arkansas, California, Florida,

Georgia, Maryland, and Massachusetts

SEMIANNUAL REPORT

September 30, 2011

MSTA-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Alabama, Arkansas, California, Florida,

Georgia, Maryland, and Massachusetts

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

November 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.0%
Water & Sewer Utility Revenue	16.2%
Universities – Colleges	14.7%
General Obligations – Schools	10.4%
General Obligations – General Purpose	6.9%

Composition including fixed income credit quality (a)(i)
AAA	1.8%
AA	55.2%
A	12.1%
BBB	15.4%
BB	2.5%
B	0.5%
Not Rated	6.7%
Cash & Other	5.8%

Portfolio facts (i)
Average Duration (d)	8.8
Average Effective Maturity (m)	18.2 yrs.

MFS Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	22.7%
General Obligations – Schools	13.9%
Healthcare Revenue – Hospitals	10.5%
Water & Sewer Utility Revenue	8.8%
General Obligations – General Purpose	8.7%

Composition including fixed income credit quality (a)(i)
AAA	3.5%
AA	54.4%
A	14.2%
BBB	19.6%
BB	0.5%
B	0.4%
Not Rated	3.3%
Cash & Other	4.1%

Portfolio facts (i)
Average Duration (d)	9.5
Average Effective Maturity (m)	18.3 yrs.

MFS California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	16.1%
Universities – Colleges	10.6%
Utilities – Municipal Owned	9.1%
Water & Sewer Utility Revenue	7.9%
General Obligations – Schools	7.7%

Composition including fixed income credit quality (a)(i)
AAA	1.6%
AA	28.0%
A	37.2%
BBB	24.0%
BB	3.4%
B	0.5%
Not Rated	(0.6)%
Cash & Other	5.9%

Portfolio facts (i)
Average Duration (d)	9.4
Average Effective Maturity (m)	17.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/11.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS Florida Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	24.1%
Water & Sewer Utility Revenue	17.0%
Universities – Colleges	9.8%
General Obligations – Schools	7.2%
Utilities – Municipal Owned	6.4%

Composition including fixed income credit quality (a)(i)
AAA	4.2%
AA	37.0%
A	31.3%
BBB	18.9%
BB	2.2%
B	0.7%
Not Rated	5.3%
Cash & Other	0.4%

Portfolio facts (i)
Average Duration (d)	8.8
Average Effective Maturity (m)	16.9 yrs.

MFS Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.8%
Healthcare Revenue – Hospitals	14.4%
Water & Sewer Utility Revenue	11.1%
General Obligations – General Purpose	8.8%
Utilities – Municipal Owned	5.3%

Composition including fixed income credit quality (a)(i)
AAA	11.4%
AA	43.7%
A	21.5%
BBB	17.2%
BB	1.5%
B	0.9%
Not Rated	(2.3)%
Cash & Other	6.1%

Portfolio facts (i)
Average Duration (d)	9.3
Average Effective Maturity (m)	18.4 yrs.

MFS Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	22.1%
General Obligations – General Purpose	14.3%
Universities – Colleges	12.6%
Water & Sewer Utility Revenue	7.5%
Multi-Family Housing Revenue	7.0%

Composition including fixed income credit quality (a)(i)
AAA	15.5%
AA	23.1%
A	25.3%
BBB	27.3%
BB	4.0%
B	0.6%
Not Rated	0.5%
Cash & Other	3.7%

Portfolio facts (i)
Average Duration (d)	9.0
Average Effective Maturity (m)	17.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/11.

The portfolio is actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	18.4%
Healthcare Revenue – Hospitals	14.0%
General Obligations – General Purpose	13.6%
Sales & Excise Tax Revenue	6.5%
Multi-Family Housing Revenue	6.0%

Composition including fixed income credit quality (a)(i)
AAA	5.5%
AA	42.6%
A	27.1%
BBB	18.6%
BB	1.4%
B	0.8%
Not Rated	(1.2)%
Cash & Other	5.2%

Portfolio facts (i)
Average Duration (d)	9.6
Average Effective Maturity (m)	18.0 yrs.
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/11.

The portfolio is actively managed and current holdings may be different.

4

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2011 through September 30, 2011

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2011 through September 30, 2011.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.93%	$1,000.00	$1,078.75	$4.83
	Hypothetical (h)	0.93%	$1,000.00	$1,020.35	$4.70
B	Actual	1.68%	$1,000.00	$1,074.75	$8.71
	Hypothetical (h)	1.68%	$1,000.00	$1,016.60	$8.47

MFS ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.72%	$1,000.00	$1,078.32	$3.74
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64
B	Actual	1.52%	$1,000.00	$1,073.96	$7.88
	Hypothetical (h)	1.52%	$1,000.00	$1,017.40	$7.67

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

Expense Tables – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.72%	$1,000.00	$1,100.43	$3.78
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64
B	Actual	1.50%	$1,000.00	$1,098.11	$7.87
	Hypothetical (h)	1.50%	$1,000.00	$1,017.50	$7.57
C	Actual	1.62%	$1,000.00	$1,095.12	$8.49
	Hypothetical (h)	1.62%	$1,000.00	$1,016.90	$8.17

MFS FLORIDA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	1.00%	$1,000.00	$1,071.06	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,020.00	$5.05
B	Actual	1.78%	$1,000.00	$1,066.92	$9.20
	Hypothetical (h)	1.78%	$1,000.00	$1,016.10	$8.97

MFS GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.95%	$1,000.00	$1,080.70	$4.94
	Hypothetical (h)	0.95%	$1,000.00	$1,020.25	$4.80
B	Actual	1.70%	$1,000.00	$1,076.37	$8.82
	Hypothetical (h)	1.70%	$1,000.00	$1,016.50	$8.57

MFS MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.95%	$1,000.00	$1,079.71	$4.94
	Hypothetical (h)	0.95%	$1,000.00	$1,020.25	$4.80
B	Actual	1.70%	$1,000.00	$1,075.71	$8.82
	Hypothetical (h)	1.70%	$1,000.00	$1,016.50	$8.57

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

6

Expense Tables – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.85%	$1,000.00	$1,088.52	$4.44
	Hypothetical (h)	0.85%	$1,000.00	$1,020.75	$4.29
B	Actual	1.60%	$1,000.00	$1,084.29	$8.34
	Hypothetical (h)	1.60%	$1,000.00	$1,017.00	$8.07

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

7

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.9%

Issuer	Shares/Par	Value ($)

Airport Revenue - 1.5%
Birmingham, AL, Airport Authority Rev., N, 5.25%, 2030	$1,000,000	$1,052,150

General Obligations - General Purpose - 6.8%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,116,000
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	665,984
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	260,000	281,525
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	178,276
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	314,845
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	264,815
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,053,490
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	310,000	309,975
State of California, 6%, 2039	550,000	611,991
		$4,796,901
General Obligations - Improvement - 4.1%
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	$890,000	$896,061
Guam Government, “A”, 6.75%, 2029	260,000	270,834
Guam Government, “A”, 7%, 2039	60,000	62,707
Hoover, AL, Board of Education Capital Outlay Warrants, 5%, 2015	1,000,000	1,127,980
Montgomery, AL, Warrants, SYNCORA, 5%, 2028	500,000	540,465
		$2,898,047
General Obligations - Schools - 10.3%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,020,541
Huntsville, AL, School Warrants, “B”, 5%, 2029	500,000	552,740
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,736,000
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	921,008
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,056,750
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	1,017,580
		$7,304,619
Healthcare Revenue - Hospitals - 17.7%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$200,000	$204,360
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	750,000	772,785
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,504,125

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	$750,000	$766,575
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	451,520
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	826,718
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	279,504
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,055,590
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	435,000	435,552
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	891,214
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 2030	1,000,000	1,002,020
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	267,676
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	263,903
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	1,068,174
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	500,000	496,475
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	469,300
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	370,000	374,203
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	525,965
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	553,031
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	340,000	317,710
		$12,526,400
Industrial Revenue - Other - 0.6%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$407,164

Industrial Revenue - Paper - 2.5%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$197,226

8

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - continued
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	$500,000	$557,390
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	750,000	750,023
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	250,000	263,243
		$1,767,882
Miscellaneous Revenue - Other - 0.7%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$35,000	$37,742
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	315,000	336,414
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	370,000	121,767
		$495,923
Multi-Family Housing Revenue - 2.5%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$800,000	$794,896
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	978,422
		$1,773,318
Port Revenue - 0.8%
Alabama Port Authority Docks Facility, 6%, 2040	$500,000	$533,605

Sales & Excise Tax Revenue - 2.5%
Baldwin County, AL, Board of Education, Capital Outlay, School Warrants, AMBAC, 5%, 2029	$1,000,000	$1,030,760
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	325,000	332,755
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057 (f)	400,000	403,360
		$1,766,875
Single Family Housing - State - 1.0%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$20,000	$20,107
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	625,000	648,000
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	20,000	20,107
		$688,214
State & Agency - Other - 0.6%
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	$365,000	$418,184

Issuer	Shares/Par	Value ($)

State & Local Agencies - 6.5%
Alabama Incentives Financing Authority Special Obligations, “A”, 5%, 2029	$1,000,000	$1,069,270
Alabama Public School & College Authority Rev., “A”, 5%, 2019	1,000,000	1,201,260
Alabama Public School & College Authority Rev., “A”, 5%, 2019 (c)	1,000,000	1,231,130
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), N, 5%, 2032	500,000	535,895
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 2030	385,000	411,669
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	155,049
		$4,604,273
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$97,483
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	30,756
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	64,316
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	66,069
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	400,000	395,788
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	235,000	244,360
		$898,772
Universities - Colleges - 14.5%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 2034	$1,300,000	$1,375,270
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,106,150
Auburn University, General Fee Rev., 5%, 2019	1,000,000	1,199,380
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,041,290
Auburn University, General Fee Rev., “A”, 5%, 2019	500,000	599,690
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	550,000	574,690
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,049,040
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,032,460
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,052,980
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,053,260
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	158,046
		$10,242,256

9

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$190,000	$197,855

Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$70,000	$81,487

Utilities - Municipal Owned - 3.7%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,038,630
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, 5%, 2037	1,000,000	1,062,960
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	146,838
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	401,016
		$2,649,444
Utilities - Other - 1.9%
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2025	$1,000,000	$1,072,925
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	296,310
		$1,369,235
Water & Sewer Utility Revenue - 16.0%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$726,929
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,002,850

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	$750,000	$754,695
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	1,039,850
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	400,000	402,584
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	789,045
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,073,700
Cullman, AL, Utilities Board Water Rev., N, 5%, 2026	500,000	543,775
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	185,000	220,781
Huntsville, AL, Water System Rev., N, 5%, 2017	1,425,000	1,696,106
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2024	1,000,000	1,066,940
Tuscumbia, AL, Water & Sewer Rev., AGM, 4.5%, 2040	1,000,000	1,026,650
		$11,343,905
Total Municipal Bonds (Identified Cost, $64,776,948)		$67,816,509

Money Market Funds (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	1,258,936	$1,258,936
Total Investments (Identified Cost, $66,035,884)		$69,075,445

Other Assets, Less Liabilities - 2.3%		1,648,684
Net Assets - 100.0%		$70,724,129

Derivative Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	10	$1,426,250	December - 2011	$(56,988)
U.S. Treasury Note 10 yr (Short)	USD	5	650,469	December - 2011	(5,252)

					$(62,240)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

10

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.6%

Issuer	Shares/Par	Value ($)

Airport Revenue - 0.4%
Little Rock, AR, Airport Rev., “A”, AGM, 5.25%, 2019	$800,000	$801,504

General Obligations - General Purpose - 8.6%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,688,991
Commonwealth of Puerto Rico, “A”, 5.5%, 2015	2,015,000	2,215,795
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	933,395
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	335,000	331,791
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	578,077
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	384,505
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,000,000	2,153,160
Little Rock, AR, Library Construction & Improvement, 5%, 2027	500,000	553,695
Little Rock, AR, Library Construction & Improvement, 5%, 2028	500,000	550,250
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,079,400
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	434,992
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	479,048
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,255,000	1,275,720
State of California, 6%, 2039	1,160,000	1,290,744
State of Maryland, “C”, 5%, 2019	2,000,000	2,465,300
		$17,414,863
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$515,000	$536,460
Guam Government, “A”, 5.25%, 2037	255,000	224,441
Guam Government, “A”, 7%, 2039	65,000	67,933
		$828,834
General Obligations - Schools - 13.8%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,196,160
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2013 (c)	1,000,000	990,460
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2014 (c)	1,150,000	1,127,667
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2015 (c)	1,100,000	1,063,700
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,921,265
Bentonville, AR, School District No. 6, “A”, 5%, 2024	3,185,000	3,550,797

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Bentonville, AR, School District No. 6, “A”, 4.5%, 2040	$3,000,000	$3,116,670
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,519,245
Crittenden County, AR, Community College District, 4.6%, 2035	285,000	290,483
Crittenden County, AR, Community College District, 4.7%, 2040	625,000	638,994
Lincoln, AR, School District No. 48, 4%, 2032	720,000	731,196
Little Rock, AR, School District, 4%, 2033	2,000,000	2,017,300
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,439,119
Pine Bluff, AR, School District No. 003, AGM, 4.125%, 2034	2,070,000	2,071,925
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	2,046,860
Rogers, AR, School District Number 030, 4.75%, 2032	935,000	950,745
Springdale, AR, School District No. 050, “A”, 4.625%, 2037	2,000,000	2,074,920
Van Buren, AR, School District No. 42, 4.5%, 2031	375,000	380,438
Van Buren, AR, School District No. 42, 4.625%, 2033	745,000	755,899
		$27,883,843
Healthcare Revenue - Hospitals - 10.4%
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	$2,120,000	$2,200,518
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	761,963
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	1,006,000
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	420,533
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	170,000	176,309
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	535,352
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 2028	1,000,000	1,037,870
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,141,257
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,001,450
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	75,000	77,576

11

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	$545,000	$570,566
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	415,489
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	468,054
Mena, AR, Hospital Rev., 4.25%, 2021	400,000	387,168
Mena, AR, Hospital Rev., 4.6%, 2024	615,000	593,573
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	110,000	114,384
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	359,033
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	485,139
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	910,000	843,725
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	501,495
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	685,000	723,730
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 2020	1,000,000	1,084,620
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	827,018
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	1,375,000	1,516,199
Sebastian County, AR, Health Facilities Board Hospital Rev., “A”, 5.25%, 2011 (c)	1,000,000	1,013,500
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	1,001,350
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,084,159
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	630,747
		$20,978,777
Industrial Revenue - Other - 0.1%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$310,649

Industrial Revenue - Paper - 0.1%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$256,395

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 0.5%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$85,000	$91,658
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	895,000	955,842
		$1,047,500
Multi-Family Housing Revenue - 0.5%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,004,460

Sales & Excise Tax Revenue - 5.9%
Bentonville, AR, Sales & Use Tax, N, AMBAC, 4.375%, 2025	$1,000,000	$1,036,940
Bentonville, AR, Sales & Use Tax, 4%, 2026	1,310,000	1,335,047
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	760,000	778,134
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,223,780
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	824,119
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	1,018,484
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,730,000	1,803,490
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	815,000	888,888
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	820,000	846,232
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	9,770,000	590,401
Springdale, AR, Sales & Use Tax Rev., 5%, 2015	1,420,000	1,526,102
		$11,871,617
Single Family Housing Revenue - Local - 1.3%
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 2014	$2,750,000	$2,544,355

Single Family Housing - State - 5.9%
Arkansas Development Finance Authority Home Ownership Rev., Mortgage Backed Securities Program, “A”, GNMA, 4.85%, 2027	$2,000,000	$2,070,660
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	125,000	123,993
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,560,733
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 2035	795,000	840,800
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	640,000	641,920
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	785,000	782,967

12

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	$1,350,000	$1,357,722
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	440,000	442,618
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	2,915,000	3,037,692
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2040	1,080,000	1,097,021
		$11,956,126
State & Local Agencies - 3.5%
Arkansas Development Finance Authority Rev., “A”, AGM, 5%, 2014	$435,000	$484,290
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	520,580
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	2,500,000	2,591,800
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,408,838
		$7,005,508
Tax - Other - 2.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$490,000	$502,809
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	66,639
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	1,980,000	2,139,113
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	133,578
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	141,801
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	137,221
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	940,000	930,102
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	505,000	525,114
		$4,576,377
Tobacco - 1.2%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2026	$2,000,000	$1,153,340
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2027	1,940,000	1,048,182
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	242,034
		$2,443,556

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - 0.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$1,370,000	$1,419,060
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	490,000	507,175
		$1,926,235
Universities - Colleges - 22.4%
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	$1,000,000	$1,016,080
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	552,710
Arkansas University Rev. (Student Fee), AMBAC, 5%, 2032	2,595,000	2,721,844
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	1,004,780
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	750,000	783,668
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,070,000	1,128,850
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,721,411
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 2024	1,000,000	993,200
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2021	1,310,000	1,633,033
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2026	1,000,000	1,152,060
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	943,515
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	795,225
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,073,780
University of Arkansas, Administration Building Rev., “A”, 5%, 2038	1,000,000	1,071,860
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,603,812
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,491,098
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,304,369
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,339,520
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,226,366
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,051,570
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,130,680
University of Arkansas, University Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,543,425
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2016	750,000	852,540

13

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2017	$725,000	$828,284
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2018	795,000	914,290
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2019	320,000	368,659
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,634,800
University of California Rev., “J”, AGM, 4.5%, 2035	1,275,000	1,276,517
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	3,000,000	3,075,990
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,100,998
		$45,334,934
Utilities - Investor Owned - 1.6%
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	$865,000	$783,508
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	710,000	713,621
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	1,000,000	1,016,670
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	750,863
		$3,264,662
Utilities - Municipal Owned - 5.9%
Benton, AR, Public Utility Revenue, AMBAC, 5%, 2031	$1,500,000	$1,567,020
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	470,000	474,959
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	1,000,000	1,037,800
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	805,000	956,670
Guam Power Authority Rev., “A”, 5.5%, 2030	450,000	447,899
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	276,732
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	4,945,000	5,329,622
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	1,041,260
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	479,118
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	441,051
		$12,052,131

Issuer	Shares/Par	Value ($)

Utilities - Other - 0.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$300,000	$299,298
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	153,977
		$453,275
Water & Sewer Utility Revenue - 8.7%
Central Arkansas Water Rev., “B”, 4%, 2014	$880,000	$963,274
Central Arkansas Water Rev., “B”, 4%, 2016	795,000	895,496
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,073,700
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	375,000	447,529
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032	2,000,000	2,174,220
Fort Smith, AR, Water & Sewer Rev., “C”, AGM, 5.25%, 2020	1,315,000	1,350,492
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,325,029
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	828,098
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,127,193
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	758,768
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 2037	3,000,000	3,151,830
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	1,051,860
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,385,380
		$17,532,869
Total Municipal Bonds (Identified Cost, $184,095,011)		$191,488,470

Money Market Funds (v) - 4.2%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	8,441,145	$8,441,145
Total Investments (Identified Cost, $192,536,156)		$199,929,615

Other Assets, Less Liabilities - 1.2%		2,458,207
Net Assets - 100.0%		$202,387,822

See Portfolio Footnotes and Notes to Financial Statements

14

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.5%

Issuer	Shares/Par	Value ($)

Airport Revenue - 5.6%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$780,000	$859,310
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	3,000,000	3,234,750
Orange County, CA, Airport Rev., “A”, 5%, 2031	1,310,000	1,382,089
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,020,000	1,031,444
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	1,500,000	1,690,935
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2040	2,000,000	2,026,700
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,174,280
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,489,804
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	2,560,000	2,599,757
		$17,489,069
General Obligations - General Purpose - 7.1%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$2,150,000	$2,351,992
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	2,535,000	2,744,873
Los Angeles, CA, “A”, 4%, 2019	2,175,000	2,434,173
State of California, 5%, 2019	1,700,000	1,974,006
State of California, 5%, 2034	2,200,000	2,248,312
State of California, 6%, 2039	3,000,000	3,338,130
State of California, 5.5%, 2040	3,670,000	3,937,616
State of California, 5.25%, 2040	2,775,000	2,917,968
		$21,947,070
General Obligations - Improvement - 0.3%
Guam Government, “A”, 6.75%, 2029	$85,000	$88,542
Guam Government, “A”, 5.25%, 2037	815,000	717,330
Guam Government, “A”, 7%, 2039	95,000	99,286
		$905,158
General Obligations - Schools - 7.7%
Antelope Valley, CA (Union High School), “A”, NATL, 5%, 2027	$1,400,000	$1,428,686
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	4,335,000	1,724,376
Cabrillo, CA, Community College District, Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	369,310
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,188,247
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	1,090,000	1,118,068

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2032	$1,000,000	$279,520
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2033	3,000,000	774,720
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,289,587
Foothill-De Anza, CA, Community College District (Election of 1999), Capital Appreciation, “B”, FGIC, 0%, 2025	1,500,000	775,530
Glendale, CA, Community College District (Election 2002), “D”, NATL, 5%, 2031	1,710,000	1,775,031
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	3,485,000	995,351
Los Angeles, CA, Unified School District (Election of 2005), “E”, AGM, 5%, 2015	1,000,000	1,146,020
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	500,000	137,625
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 2028	1,440,000	524,045
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 2029	3,385,000	1,260,574
Natomas Union School District (Election of 2002), “B”, FGIC, 5%, 2028	1,430,000	1,430,701
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	2,350,000	1,839,815
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 2021	4,300,000	2,868,186
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,001,194
Santa Monica, CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 2027	2,000,000	860,780
Walnut Valley, CA, Union School District (Election of 2000), Capital Appreciation, “E”, AGM, 0%, 2028	1,535,000	577,160
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	1,690,000	568,246
		$23,932,772
Healthcare Revenue - Hospitals - 15.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,062,860

15

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	$1,500,000	$1,627,185
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,132,600
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	1,000,000	1,011,050
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,138,260
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,054,810
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2018 (c)	30,000	40,011
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,699,320
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,720,000	1,945,217
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,734,023
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,744,880
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 2033	1,250,000	1,312,475
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2024	1,000,000	932,920
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,161,620
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,092,940
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	986,080
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	4,000,920
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	1,740,000	1,784,109
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,969,070
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,573,560

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	$3,000,000	$2,997,870
Northern Inyo County, CA, Local Hospital District Rev., 6.375%, 2025	835,000	853,195
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,805,000	1,863,735
San Buenaventura, CA, Community Memorial Health System, 7.5%, 2041	1,000,000	1,021,210
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,600,000	2,536,248
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	994,330
Torrance, CA, Rev. (Torrance Memorial Medical Center), “A”, 5%, 2040	2,000,000	1,969,840
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,053,730
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,059,680
		$49,353,748
Healthcare Revenue - Long Term Care - 1.8%
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), CALHF, 5.125%, 2022	$1,000,000	$1,015,950
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,499,985
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	856,080
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,090,000	1,090,251
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	1,008,100
		$5,470,366
Industrial Revenue - Other - 0.6%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$1,000,650
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	890,218
		$1,890,868
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$742,163

Miscellaneous Revenue - Other - 2.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$4,115,000	$4,197,053
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,387,222
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	868,470
		$6,452,745

16

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Parking - 0.3%
San Francisco, CA, Union Square, NATL, 6%, 2020	$1,000,000	$1,022,910

Sales & Excise Tax Revenue - 1.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$115,000	$125,352
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	1,605,000	1,413,235
Santa Clara Valley, CA, Transportation Authority, Sales Tax Rev., “B”, 5%, 2020	3,270,000	3,902,810
		$5,441,397
Single Family Housing - Local - 0.0%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$5,000	$5,245
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, FHA, 6.35%, 2029	5,000	5,145
		$10,390
Single Family Housing - State - 3.8%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$1,760,000	$1,549,187
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	1,675,000	1,607,732
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	3,900,000	3,731,676
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	3,240,000	3,084,934
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	1,000,000	936,170
California Housing Finance Agency Rev. (Home Mortgage), Capital Appreciation, NATL, 0%, 2028	2,115,000	866,579
		$11,776,278
State & Agency - Other - 0.7%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 2018	$2,005,000	$2,276,156

State & Local Agencies - 7.1%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$665,000	$832,673
California Public Works Board Lease Rev., 6.25%, 2034	1,500,000	1,604,325
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,229,260
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 2020	1,565,000	1,568,474
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.968%, 2037	2,320,000	1,479,812
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,709,315

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	$3,000,000	$3,041,130
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	3,500,000	3,438,225
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	2,001,180
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,025,920
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 2040	1,000,000	1,014,150
		$21,944,464
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$456,632
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	148,655
		$605,287
Tax Assessment - 5.9%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,090,203
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,236,000
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,767,430
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,001,610
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,653,703
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,256,775
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,443,332
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,073,970
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,075,270
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, Capital Appreciation, NATL, 0%, 2026	4,720,000	1,869,262
		$18,467,555

17

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tobacco - 3.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)(f)	$2,645,000	$2,918,123
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,840,000	1,980,318
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	3,730,000	2,624,689
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,800,000	1,865,214
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	5,000,000	460,550
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	5,000,000	487,300
		$10,336,194
Toll Roads - 0.2%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$496,815

Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “K”, 5%, 2014	$1,360,000	$1,452,766

Universities - Colleges - 10.4%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,599,030
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	1,000,000	1,006,540
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	800,000	799,944
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	1,035,955
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,479,500
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,283,590
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	699,385
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,180,357
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,412,610
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	1,760,000	1,944,800
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,333,829
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,076,500
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 2030	1,500,000	1,572,165

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	$1,500,000	$1,548,375
California Public Works Board Lease Rev. (Regents University), 5%, 2034	1,500,000	1,535,730
California State University Rev., “A”, 5%, 2024	2,130,000	2,401,106
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	959,300
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 2017	1,375,000	1,537,319
University of California Rev., “U”, 5%, 2017	3,430,000	4,055,426
		$32,461,461
Universities - Dormitories - 1.2%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,787,320
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	1,978,280
		$3,765,600
Universities - Secondary Schools - 0.4%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$1,300,000	$1,271,504

Utilities - Investor Owned - 0.6%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	$2,000,000	$1,956,240

Utilities - Municipal Owned - 9.0%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2019	$6,695,000	$7,949,643
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,368,040
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	1,175,000	1,396,382
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	3,755,000	4,009,101
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2025	1,015,000	1,119,169
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2026	1,245,000	1,361,706
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	3,410,000	4,102,060
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,740,000	1,764,203
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,191,860
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	801,256
		$28,063,420

18

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Other - 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$2,027,462
Long Beach, CA, Bond Financing Authority Natural Gas Purchase Rev., “A”, 5.25%, 2022	2,210,000	2,224,674
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	2,565,000	2,414,614
		$6,666,750
Water & Sewer Utility Revenue - 7.8%
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	$1,070,000	$1,152,497
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	21,086
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	21,523
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	525,000	506,483
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	2,000,000	2,429,000
Lower Tule River, CA, Irrigation District Rev., COP, “A”, 4.75%, 2030	1,625,000	1,552,801
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	2,560,000	2,762,675
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	2,000,000	2,027,420

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	$2,000,000	$1,741,400
Sacramento, CA, Municipal Utility District, “X”, 5%, 2025	2,130,000	2,364,385
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	377,279
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “B”, 5%, 2022	1,175,000	1,330,394
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5%, 2023	2,555,000	2,993,898
San Francisco, CA, City & County Public Utilities Commission, “A”, 5%, 2024	2,550,000	2,952,007
Southern California Metropolitan Water District Rev., “A”, 5%, 2028	1,875,000	2,063,456
		$24,296,304
Total Municipal Bonds (Identified Cost, $295,487,494)		$300,495,450

Money Market Funds (v) - 3.3%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	10,126,966	$10,126,966
Total Investments (Identified Cost, $305,614,460)		$310,622,416

Other Assets, Less Liabilities - 0.2%		755,492
Net Assets - 100.0%		$311,377,908

Derivative Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	49	$6,988,625	December - 2011	$(279,242)
U.S. Treasury Note 10 yr (Short)	USD	35	4,553,281	December - 2011	(36,763)

					$(316,005)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

19

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS FLORIDA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%

Issuer	Shares/Par	Value ($)

Airport Revenue - 3.7%
Greater Orlando Aviation Authority, Airport Facilities Rev., “A”, 5%, 2039	$500,000	$516,441
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, AGM, 5%, 2041	1,000,000	1,017,090
		$1,533,531
General Obligations - General Purpose - 4.0%
Cape Coral, FL, Special Obligation Rev., NATL, 5%, 2030	$500,000	$524,020
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,117,210
		$1,641,230
General Obligations - Schools - 7.0%
Florida Board of Education, Capital Outlay, 9.125%, 2014	$1,010,000	$1,098,870
Florida Board of Education, Capital Outlay, “E”, 5%, 2023	250,000	293,260
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	475,176
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,027,940
		$2,895,246
Healthcare Revenue - Hospitals - 23.7%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$370,000	$340,026
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	105,000	99,656
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), NATL, 6.5%, 2019 (c)	1,000,000	1,246,780
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	300,000	377,937
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	120,994
Jacksonville, FL, Health Facilities Rev. (Ascension Health), “A”, 5.25%, 2032	1,000,000	1,020,550
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	491,465
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	305,000	303,737
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	506,865
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	252,860

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	$30,000	$31,196
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	225,000	227,556
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	505,730
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	987,900
Palm Beach County, FL, Health Facilities Authority Rev. (Bethesda Memorial Hospital), “A”, AGM, 5.25%, 2040	500,000	521,305
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	525,785
South Broward, FL, Hospital District Rev., 5%, 2036	500,000	514,070
South Dakota Health & Educational Facilities Authority Rev. (Prairie Lakes Health Care System, Inc.), 5.625%, 2013 (c)	500,000	539,525
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	300,000	300,315
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	485,000	487,047
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	320,000	350,435
		$9,751,734
Healthcare Revenue - Long Term Care - 0.3%
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	$150,000	$115,734

Human Services - 0.7%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$300,951

Industrial Revenue - Chemicals - 1.7%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$507,890
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	195,986
		$703,876
Industrial Revenue - Other - 1.6%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	$160,000	$167,336

20

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - continued
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	$500,000	$503,500
		$670,836
Miscellaneous Revenue - Other - 3.6%
Citizens Property Insurance Corp., “A-1”, 5.25%, 2017	$750,000	$827,708
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	507,700
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	170,000	146,083
		$1,481,491
Multi-Family Housing Revenue - 2.9%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$500,000	$485,710
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q-1”, AMBAC, 5.1%, 2018	710,000	711,065
		$1,196,775
Sales & Excise Tax Revenue - 2.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	$490,000	$128,189
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	826,573
		$954,762
Single Family Housing - State - 1.4%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$575,000	$575,932

Solid Waste Revenue - 1.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$200,026
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	327,777
		$527,803
State & Local Agencies - 3.8%
Florida Municipal Loan Council Rev., “C”, NATL, 5.25%, 2022	$1,000,000	$1,031,080
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	500,000	511,500
		$1,542,580
Tax - Other - 0.3%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$132,226

Tax Assessment - 2.1%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$165,000	$128,245

Issuer	Shares/Par	Value ($)

Tax Assessment - continued
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	$95,000	$91,598
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	85,000	38,250
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	75,000	69,299
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (a)(d)	200,000	64,000
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	75,000	70,761
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	65,000	56,152
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	60,000	43,800
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	192,300
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	95,000	87,433
		$841,838

Tobacco - 0.9%
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	$250,000	$250,005
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	155,000	99,836
		$349,841
Toll Roads - 2.5%
Orlando & Orange County, FL, Expressway Authority Rev., “A”, 5%, 2040	$1,000,000	$1,046,770

Universities - Colleges - 9.6%
Florida Board Regents, Housing Rev., NATL, 5.3%, 2020	$610,000	$610,531
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	1,185,000	1,187,489
Florida Higher Educational Facilities, Financial Authority Rev. (Rollins College), 5%, 2037	500,000	520,465
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	500,000	581,905
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,000,000	1,048,640
		$3,949,030
Utilities - Investor Owned - 1.4%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$563,880

Utilities - Municipal Owned - 6.3%
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	$400,000	$450,536

21

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Florida Power Agency Rev., “A”, 5%, 2031	$1,000,000	$1,038,810
JEA, FL, Electric System Rev., “3-D-2”, 5%, 2038	480,000	514,262
Lakeland, FL, Energy System Rev., “B”, 5.25%, 2036	500,000	567,325
		$2,570,933
Water & Sewer Utility Revenue - 16.6%
Clearwater, FL, Water & Sewer Rev., “A”, 5.25%, 2039	$500,000	$543,100
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 2039	1,000,000	1,043,390
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	1,500,000	1,528,110
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,030,460
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,046,314

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
St. Lucie West, FL, Utility Rev., NATL, 5.25%, 2034	$720,000	$712,411
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	885,000	911,922
		$6,815,707
Total Municipal Bonds (Identified Cost, $39,026,590)		$40,162,706

Money Market Funds (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	204,637	$204,637
Total Investments (Identified Cost, $39,231,227)		$40,367,343

Other Assets, Less Liabilities - 1.8%		752,016
Net Assets - 100.0%		$41,119,359

See Portfolio Footnotes and Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.5%

Issuer	Shares/Par	Value ($)

Airport Revenue - 4.5%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$772,065
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2034	750,000	760,680
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	1,020,860
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	317,121
		$2,870,726
General Obligations - General Purpose - 8.7%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$524,015
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	230,000	249,042
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 2029	500,000	516,295
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 2021	510,000	570,731
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	525,195
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	245,000	244,980
State of California, 6%, 2039	420,000	467,338
State of Georgia, “C”, 5%, 2022	1,000,000	1,232,380
State of Georgia, “E”, 5%, 2016	1,000,000	1,184,670
		$5,514,646
General Obligations - Improvement - 0.5%
Guam Government, “A”, 6.75%, 2029	$185,000	$192,709
Guam Government, “A”, 5.25%, 2037	100,000	88,016
Guam Government, “A”, 7%, 2039	25,000	26,128
		$306,853
General Obligations - Schools - 4.8%
Commerce, GA, School District, 5%, 2022	$500,000	$570,365
Forsyth County, GA, School District, 5%, 2018	610,000	733,007
Gwinnett County, GA, School District, 5%, 2029	1,000,000	1,177,280
Jefferson, GA, School District, “A”, 5.25%, 2029	500,000	558,520
		$3,039,172
Healthcare Revenue - Hospitals - 14.2%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$770,648
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	165,462
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	551,895
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	500,000	507,325

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	$750,000	$776,490
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	350,000	350,445
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 2037	700,000	723,653
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Healthcare), “A”, 5.25%, 2034	500,000	499,315
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	332,844
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	67,412
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	209,942
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	209,382
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	142,002
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	45,000	47,160
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	41,594
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	131,477
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	180,000	178,214
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	300,000	278,151
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	355,000	376,506
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	759,750
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold), 5.375%, 2040	500,000	505,165
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	506,675
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	240,000	239,364

23

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	$385,000	$421,617
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	260,000	242,954
		$9,035,442
Healthcare Revenue - Long Term Care - 0.8%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	$150,000	$135,260
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	208,440
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	161,720
		$505,420
Industrial Revenue - Environmental Services - 0.9%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$563,285

Industrial Revenue - Other - 1.4%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser-Busch Project), 5.95%, 2032	$750,000	$751,800
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	148,370
		$900,170
Industrial Revenue - Paper - 1.5%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$150,020
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	100,000	100,319
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	149,172
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	567,090
		$966,601
Miscellaneous Revenue - Other - 0.7%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$30,000	$32,350
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	285,000	304,374
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	295,000	97,085
		$433,809

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 1.2%
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	$795,000	$795,525

Sales & Excise Tax Revenue - 3.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$265,000	$282,848
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037 (f)	250,000	257,263
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	295,000	317,798
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	282,352
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	285,000	310,838
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	285,000	294,117
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	650,000	170,047
		$1,915,263
Single Family Housing Revenue - Local - 0.8%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 2040	$500,000	$507,280

Single Family Housing - State - 3.3%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.375%, 2039	$825,000	$852,530
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	754,800
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	509,025
		$2,116,355
State & Agency - Other - 4.6%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 2040	$500,000	$510,615
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	310,000	355,170
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,048,900
		$2,914,685
State & Local Agencies - 1.9%
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	$1,000,000	$1,076,820
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	122,970
		$1,199,790
Tax - Other - 0.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$76,961
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	25,630

24

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	$50,000	$49,474
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	50,823
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	190,000	187,999
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	180,000	187,169
		$578,056
Tax Assessment - 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$148,296
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	120,534
		$268,830
Tobacco - 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$68,387
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	235,000	243,514
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	230,000	148,143
		$460,044
Transportation - Special Tax - 0.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$185,000	$203,591
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	305,000	369,788
		$573,379
Universities - Colleges - 19.5%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$537,925
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2024	250,000	247,410
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2031	250,000	236,121
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	545,315
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), AGM, 4.75%, 2035	600,000	620,010
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	507,735
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	531,495
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	513,760

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	$500,000	$519,495
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,121,840
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 2035	750,000	772,507
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia MBA LLC), ASSD GTY, 4.75%, 2040	500,000	511,820
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	530,615
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	545,105
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 2032	500,000	525,060
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,021,730
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	250,000	255,665
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	322,689
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	430,000	449,303
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	99,882
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	319,198
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	65,000	64,286
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	557,425
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	528,210
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 2035	500,000	537,475
		$12,422,076
Universities - Dormitories - 1.3%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$450,000	$451,764
Savannah, GA, Economic Development Authority Rev., “C”, ETM, 0%, 2021 (c)	500,000	383,085
		$834,849
Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$160,000	$186,256

25

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 5.2%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,465,463
Guam Power Authority Rev., “A”, 5.5%, 2030	160,000	159,253
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	112,952
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,013,630
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	190,000	192,643
Summerville, GA, Public Utility Rev., 5.75%, 2012 (c)	350,000	358,099
		$3,302,040
Utilities - Other - 2.6%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	$910,000	$945,253
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	250,000	249,838
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	250,000	250,693
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	225,999
		$1,671,783
Water & Sewer Utility Revenue - 10.9%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$550,265

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	$1,000,000	$1,052,150
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2021	385,000	468,351
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	900,720
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,036,850
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	145,000	173,044
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	1,410,000	1,506,204
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	60,000	57,884
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	1,000,000	1,214,110
		$6,959,578
Total Municipal Bonds (Identified Cost, $58,156,070)		$60,841,913

Money Market Funds (v) - 3.8%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	2,408,523	$2,408,523
Total Investments (Identified Cost, $60,564,593)		$63,250,436

Other Assets, Less Liabilities - 0.7%		425,150
Net Assets - 100.0%		$63,675,586

Derivative Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	7	$998,375	December - 2011	$(39,892)
U.S. Treasury Note 10 yr (Short)	USD	7	910,656	December - 2011	(7,352)

					$(47,244)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

26

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.2%

Issuer	Shares/Par	Value ($)

Airport Revenue - 0.7%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 2039	$750,000	$794,535

General Obligations - General Purpose - 14.1%
Anne Arundel County, MD, General Improvements, 5%, 2016	$1,000,000	$1,174,190
Baltimore, MD, Public Improvement, “A”, AGM, 5%, 2027	1,050,000	1,195,719
Calvert County, MD, Public Improvements, 5%, 2020	1,475,000	1,810,238
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	257,509
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	428,396
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,500,000	1,614,870
State of California, 6%, 2039	720,000	801,151
State of Maryland, 5%, 2020	3,500,000	4,112,150
State of Maryland, “B”, 5%, 2017	1,000,000	1,207,430
State of Maryland, “C”, 5%, 2019 (f)	2,000,000	2,465,300
		$15,066,953
General Obligations - Improvement - 0.1%
Guam Government, “A”, 6.75%, 2029	$70,000	$72,917
Guam Government, “A”, 7%, 2039	80,000	83,610
		$156,527
Healthcare Revenue - Hospitals - 21.8%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$590,000	$590,749
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	362,150
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	370,000	387,357
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	604,825
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	637,350
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	504,015
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,000,000	1,132,310
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	1,000,000	1,006,300
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,021,800

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	$1,000,000	$1,006,280
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	245,657
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	651,000
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	941,700
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	751,155
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	772,155
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	973,617
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	548,735
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	1,000,000	1,111,160
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	635,000	648,926
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	721,980
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	1,007,470
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,094,480
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	1,005,470
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	503,010
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	1,000,000	1,017,080
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	505,425
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	499,950

27

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.172%, 2022 (p)	$1,200,000	$1,514,184
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	65,000	67,590
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	501,310
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	480,000	485,453
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	447,677
		$23,268,320
Healthcare Revenue - Long Term Care - 1.8%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$353,228
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	216,897
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	750,000	779,228
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	223,605
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	163,830
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	58,485
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	88,889
		$1,884,162
Healthcare Revenue - Other - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$210,000	$215,019
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	539,490
		$754,509
Industrial Revenue - Environmental Services - 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$696,217
Industrial Revenue - Other - 0.8%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 2025	$500,000	$499,020

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - continued
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$375,000	$347,741
		$846,761
Miscellaneous Revenue - Other - 1.5%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,614,080

Multi-Family Housing Revenue - 6.9%
Maryland Community Development Administration (Waters Landing II Apartments), Department of Housing & Community Development, “A”, FRN, GNMA, 5.875%, 2033 (b)	$1,500,000	$1,516,230
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.05%, 2047	1,000,000	961,570
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FNMA, 5%, 2039	500,000	491,200
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FHA, 4.45%, 2040	2,500,000	2,390,450
Maryland Community Development Administration, Department of Housing & Community Development, “D”, 5%, 2032	1,000,000	988,470
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 2037	1,000,000	1,033,360
		$7,381,280
Parking - 2.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,290,543
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	1,000,000	1,013,230
		$2,303,773
Port Revenue - 0.5%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$550,000	$549,246

Sales & Excise Tax Revenue - 3.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$435,000	$445,379
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	510,000	549,413
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	335,000	337,814

28

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$520,000	$566,810
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,060,000	1,105,029
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,100,000	287,771
		$3,292,216
Single Family Housing Revenue - Local - 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$20,000	$20,199

Single Family Housing - State - 3.9%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	$1,500,000	$1,513,005
Maryland Community Development Administration, Department of Housing & Community Development, 5.65%, 2048	270,000	279,172
Maryland Community Development Administration, Department of Housing & Community Development , “B”, 4.75%, 2019	225,000	225,718
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 2016	450,000	450,279
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 2041	495,000	531,397
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	968,600
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	145,000	145,564
		$4,113,735
State & Agency - Other - 3.1%
Howard County, MD, COP, 8%, 2019	$680,000	$976,630
Howard County, MD, COP, 8%, 2019	385,000	552,945
Howard County, MD, COP, 8%, 2019	805,000	1,156,157
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	665,762
		$3,351,494
State & Local Agencies - 2.3%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$370,000	$397,184
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	192,474
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,853,727
		$2,443,385
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$325,000	$333,496

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	$45,000	$46,134
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	520,000	514,524
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	285,000	296,352
		$1,190,506
Tax Assessment - 4.0%
Anne Arundel County, MD, Special Obligation (Arundel Mills Project), 5.125%, 2029	$1,000,000	$1,069,310
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	350,000	347,148
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	300,000	298,773
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 2038	400,000	403,660
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	244,000	181,795
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	1,500,000	1,492,860
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	453,195
		$4,246,741
Tobacco - 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$121,578
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	215,000	222,789
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	525,000	338,152
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	145,000	135,824
		$818,343
Transportation - Special Tax - 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,433,987
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	566,443
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	523,325
		$2,523,755
Universities - Colleges - 12.4%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$150,000	$150,513
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,651,328
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	869,420

29

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	$500,000	$520,930
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,020,720
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,642,000
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 2030	750,000	746,347
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 2035	1,000,000	1,033,640
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	580,000	611,900
Morgan State University, MD, Academic, NATL, 6.05%, 2015	1,235,000	1,363,181
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	557,146
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,051,410
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	951,300
		$13,169,835
Universities - Dormitories - 1.8%
Maryland Economic Development Corp., Collegiate Housing Rev. (Salisbury University), “A”, 6%, 2019	$900,000	$901,341
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	990,080
		$1,891,421
Universities - Secondary Schools - 0.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$265,000	$275,955
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	500,000	200,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	402,016
		$877,971

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 0.9%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$593,835
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	275,000	320,128
		$913,963
Utilities - Municipal Owned - 1.5%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$1,360,000	$1,361,850
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	208,961
		$1,570,811
Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$400,000	$401,776
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	194,544
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	99,340
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	138,771
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	233,085
		$1,067,516
Water & Sewer Utility Revenue - 7.4%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.63%, 2020 (p)	$3,000,000	$4,164,780
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,388,260
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,036,850
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	240,000	286,418
		$7,876,308
Total Municipal Bonds (Identified Cost, $100,245,215)		$104,684,562

Money Market Funds (v) - 0.6%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	626,612	$626,612
Total Investments (Identified Cost, $100,871,827)		$105,311,174

Other Assets, Less Liabilities - 1.2%		1,274,252
Net Assets - 100.0%		$106,585,426

30

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	15	$2,139,375	December - 2011	$(85,482)
U.S. Treasury Note 10 yr (Short)	USD	11	1,431,031	December - 2011	(11,554)

					$(97,036)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

31

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.5%

Issuer	Shares/Par	Value ($)

General Obligations - General Purpose - 13.5%
Boston, MA, “B”, 4%, 2019	$2,000,000	$2,294,900
Boston, MA, “B”, 4%, 2021	1,870,000	2,143,039
Cambridge, MA, Municipal Purpose Loan, 4%, 2019	2,710,000	3,143,573
Commonwealth of Massachusetts, “A”, 5%, 2022	3,000,000	3,618,810
Commonwealth of Massachusetts, “B”, AGM, 5.25%, 2022	3,000,000	3,753,870
Commonwealth of Massachusetts, “B”, 5.25%, 2023	1,000,000	1,248,530
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,225,000	2,710,406
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 2019	4,000,000	5,010,960
Commonwealth of Massachusetts, “C”, N ASSD GTY, 5.25%, 2024	2,300,000	2,640,653
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 2032	4,815,000	5,181,710
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	1,035,000	1,120,688
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,650,000	1,776,357
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	925,000	924,926
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	683,559
State of California, 6%, 2039	1,555,000	1,730,264
		$37,982,245
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$685,000	$713,544
Guam Government, “A”, 5.25%, 2037	395,000	347,663
Guam Government, “A”, 7%, 2039	75,000	78,384
		$1,139,591
Healthcare Revenue - Hospitals - 13.8%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$1,315,000	$1,316,670
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	410,000	406,704
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	779,948
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	546,972
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,175,115

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	$1,000,000	$1,100,210
Massachusetts Development Finance Agency Rev. (UMass Memorial Medical Center, Inc.), “H”, 5.5%, 2031	1,000,000	1,012,700
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	15,374
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	509,635
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	730,000	732,416
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	1,000,000	878,970
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	2,000,400
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022 (c)	20,000	21,079
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,666,870
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,573,905
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,068,280
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	61,029
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	799,085
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,318,509
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,557,657
Massachusetts Health & Educational Facilities Authority Rev. (Lowell General Hospital), “C”, 5.125%, 2035	1,600,000	1,427,568
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Eye & Ear Infirmary), “C”, 5.375%, 2035	1,500,000	1,477,125
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,464,735
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	815,000	840,281

32

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	$45,000	$46,293
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	2,065,260
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J-1”, 5%, 2039	2,000,000	2,055,400
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J1”, 5%, 2034	1,375,000	1,423,056
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038 (d)(q)	1,000,000	785,970
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	740,599
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	1,010,150
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	995,460
Massachusetts Health & Educational Facilities Authority Rev. (Winchester Hospital), 5.25%, 2038	2,000,000	1,890,140
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	430,000	450,644
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	655,000	648,502
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	35,807
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	172,240
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	411,926
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,483,874
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	855,013
		$38,821,571
Healthcare Revenue - Long Term Care - 0.9%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$469,245
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	528,197
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	352,582	264,348
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	18,820	12,272

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	$93,608	$927
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	537,425
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	500,000	514,715
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	21,275
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	137,389
		$2,485,793
Healthcare Revenue - Other - 0.7%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$2,056,780

Human Services - 0.4%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	$1,200,000	$1,102,692

Industrial Revenue - Airlines - 0.7%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	$1,900,000	$1,863,121

Industrial Revenue - Environmental Services - 0.3%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$808,620

Industrial Revenue - Other - 1.5%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,677,228
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,105,586
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	551,749
		$4,334,563
Miscellaneous Revenue - Other - 5.3%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$802,827
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,432,938
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,622,055
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2030	3,500,000	3,847,865
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2040	1,700,000	1,832,039

33

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	$2,000,000	$2,055,040
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	3,000,000	3,124,680
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	1,100,000	362,010
		$15,079,454
Multi-Family Housing Revenue - 5.9%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,192,560
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,520,500
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2035	1,000,000	1,027,220
Massachusetts Housing Finance Agency Rev., “A”, AMBAC, 5.5%, 2040	1,565,000	1,397,498
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	1,000,580
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,696,783
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	709,870
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,246,758
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,408,846
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	70,000	70,010
Massachusetts Housing Finance Agency, “B”, 5.25%, 2030	1,700,000	1,703,400
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.75%, 2030	1,425,000	1,447,772
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.875%, 2032	1,190,000	1,216,144
		$16,637,941
Parking - 1.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,000,000	$3,202,470

Port Revenue - 1.3%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,286,391
Massachusetts Port Authority Rev., “B”, 5%, 2040	2,000,000	2,129,460
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	235,000	270,889
		$3,686,740
Sales & Excise Tax Revenue - 6.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$985,000	$1,008,502

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	$1,590,000	$1,939,641
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,263,993
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	1,945,000	2,343,939
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 2034	4,000,000	1,360,360
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,076,540
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	973,057
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,050,000	1,131,144
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,050,000	1,144,521
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	705,000	734,948
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	1,070,000	1,167,006
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,060,000	1,093,909
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	1,175,000	1,034,611
		$18,272,171
Single Family Housing - State - 2.2%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,480,860
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,626,511
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, AGM, 4.875%, 2038	1,110,000	1,109,101
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	2,000,000	2,069,960
		$6,286,432
Solid Waste Revenue - 0.8%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$190,000	$190,230
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,929,582
		$2,119,812
State & Agency - Other - 0.5%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,440,665

State & Local Agencies - 3.7%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.968%, 2037	$1,370,000	$873,855

34

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	$2,110,000	$2,145,638
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 2022	8,310,000	5,669,248
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,797,852
		$10,486,593
Student Loan Revenue – 4.7%
Massachusetts Educational Financing Authority, “J”, 5.625%, 2029	$2,000,000	$1,961,340
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	90,466
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,035,000	2,112,045
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 2028	1,370,000	1,468,147
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,243,000
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 2026	1,910,000	1,962,754
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	910,000	931,967
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,362,516
		$13,132,235
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$266,796
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	87,143
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,861,250
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	645,570
		$2,860,759
Tobacco - 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$315,000	$239,356
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	333,840
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	440,000	309,615
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,335,000	1,383,367
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	960,000	618,336
		$2,884,514

Issuer	Shares/Par	Value ($)

Toll Roads - 1.6%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2015	$1,500,000	$1,665,345
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2032	2,600,000	2,723,136
		$4,388,481
Transportation - Special Tax - 2.1%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “C”, 5.5%, 2016 (c)	$200,000	$241,654
Massachusetts Bay Transportation Authority, Sales Tax Rev., “C”, 5.5%, 2016	4,825,000	5,787,732
		$6,029,386
Universities - Colleges - 18.0%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,089,310
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,750,000	1,846,250
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 2024	3,950,000	4,517,260
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	2,165,000	2,307,219
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,838,780
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	992,400
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	1,982,800
Massachusetts Development Finance Agency Rev. (Pharmacy & Allied Health Sciences), 5.75%, 2013 (c)	1,000,000	1,103,840
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,250,000	2,299,275
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,000,000	969,940
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	2,000,000	2,099,040
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,195,001
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,454,505
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2037	2,000,000	2,051,980
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2027	905,000	948,838
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,196,250

35

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	$1,500,000	$1,711,680
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	1,051,820
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	750,000	818,588
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028 (f)	1,000,000	1,258,980
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2015	1,130,000	1,283,047
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,562,820
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	565,975
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.75%, 2026	750,000	768,990
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	257,040
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	664,064
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	315,699
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	2,000,000	2,154,640
Massachusetts Health & Educational Facilities Authority Rev. (UMass Worcester) ,”B”, FGIC, 5.125%, 2019	1,005,000	1,007,201
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	500,000	518,410
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,038,080
Massachusetts Industrial Finance Agency Rev. (Brandeis University), Capital Appreciation, “C”, NATL, 0%, 2011	500,000	500,000
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	295,000	291,761
University of Massachusetts Building Authority Project Rev., 5%, 2034	1,000,000	1,068,110
University of Massachusetts Building Authority Project Rev., “1”, 5%, 2019	3,000,000	3,627,990
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	250,000	251,895
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	250,000	250,890
		$50,860,368

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - 3.0%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$665,000	$692,491
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	1,080,000	1,079,244
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	988,150
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,142,645
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	2,000,000	2,044,780
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 2030	1,000,000	1,016,270
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	511,955
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2028	1,000,000	1,109,850
		$8,585,385
Utilities - Investor Owned - 0.4%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,098,930

Utilities - Municipal Owned - 0.9%
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	$1,105,000	$1,313,193
Guam Power Authority Rev., “A”, 5.5%, 2030	590,000	587,245
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	725,000	734,244
		$2,634,682
Utilities - Other - 0.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$805,000	$808,574
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	404,052
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	208,614
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	476,088
		$1,897,328
Water & Sewer Utility Revenue - 3.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$2,000,000	$2,073,700
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	305,000	294,243
Massachusetts Water Pollution Abatement Trust, 5.25%, 2027	1,280,000	1,607,373
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,471,560
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	25,000	25,086
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	167,926

36

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	$145,000	$150,710
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	75,956
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	1,625,000	1,966,234
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 2034	655,000	707,721
Massachusetts Water Resources Authority, General Rev., “J”, AGM, 5%, 2023	500,000	514,320
		$10,054,829
Total Municipal Bonds (Identified Cost, $257,554,805)		$272,234,151

Money Market Funds (v) - 2.4%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	6,727,805	$6,727,805
Total Investments (Identified Cost, $264,282,610)		$278,961,956

Other Assets, Less Liabilities - 1.1%		3,007,028
Net Assets - 100.0%		$281,968,984

Derivative Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	38	$5,419,750	December - 2011	$(216,554)
U.S. Treasury Note 10 yr (Short)	USD	25	3,252,344	December - 2011	(26,259)

					$(242,813)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $742,163, representing 0.24% of net assets for the California Fund and $167,336, representing 0.41% of net assets for the Florida Fund.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	LEVRRS	Leveraged Reverse Rate Security
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

37

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/11 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$64,776,948	$184,095,011	$295,487,494	$39,026,590
Underlying affiliated funds, at cost and net asset value	1,258,936	8,441,145	10,126,966	204,637
Total investments, at identified cost	$66,035,884	$192,536,156	$305,614,460	$39,231,227
Unrealized appreciation (depreciation)	3,039,561	7,393,459	5,007,956	1,136,116
Total investments, at value	$69,075,445	$199,929,615	$310,622,416	$40,367,343
Receivables for
Investments sold	1,025,000	—	—	92,357
Fund shares sold	40,473	446,406	37,905	—
Interest	916,638	2,551,276	4,074,936	804,811
Receivable from investment adviser	3,246	—	—	—
Other assets	140	284	459	85
Total assets	$71,060,942	$202,927,581	$314,735,716	$41,264,596

Liabilities
Payables for
Distributions	$84,207	$214,172	$427,244	$61,417
Daily variation margin on open futures contracts	5,859	—	29,860	—
Investments purchased	—	—	2,368,155	—
Fund shares reacquired	188,338	247,245	387,027	19,074
Payable to affiliates
Investment adviser	—	5,206	7,986	1,110
Shareholder servicing costs	18,703	22,589	66,706	10,023
Distribution and service fees	1,063	4,832	6,130	318
Payable for independent Trustees’ compensation	5,819	5,616	13,314	5,601
Accrued expenses and other liabilities	32,824	40,099	51,386	47,694
Total liabilities	$336,813	$539,759	$3,357,808	$145,237
Net assets	$70,724,129	$202,387,822	$311,377,908	$41,119,359

Net assets consist of
Paid-in capital	$68,736,113	$195,138,771	$315,036,332	$41,102,920
Unrealized appreciation (depreciation) on investments	2,977,321	7,393,459	4,691,951	1,136,116
Accumulated net realized gain (loss) on investments	(1,044,635)	(231,192)	(8,570,870)	(1,151,860)
Undistributed net investment income	55,330	86,784	220,495	32,183
Net assets	$70,724,129	$202,387,822	$311,377,908	$41,119,359

38

Statements of Assets and Liabilities (unaudited) – continued

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net assets
Class A	$68,441,453	$194,287,469	$273,355,009	$39,232,706
Class B	2,282,676	8,100,353	5,818,107	1,886,653
Class C	—	—	32,204,792	—
Total net assets	$70,724,129	$202,387,822	$311,377,908	$41,119,359

Shares of beneficial interest outstanding
Class A	6,655,490	19,369,213	48,511,972	4,043,198
Class B	221,964	806,807	1,032,336	194,411
Class C	—	—	5,695,922	—
Total shares of beneficial interest outstanding	6,877,454	20,176,020	55,240,230	4,237,609

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$10.28	$10.03	$5.63	$9.70
Offering price per share (100 / 95.25 X net asset value per share)	$10.79	$10.53	$5.91	$10.18

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.28	$10.04	$5.64	$9.70

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$—	$5.65	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

39

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/11	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$58,156,070	$100,245,215	$257,554,805
Underlying affiliated funds, at cost and net asset value	2,408,523	626,612	6,727,805
Total investments, at identified cost	$60,564,593	$100,871,827	$264,282,610
Unrealized appreciation (depreciation)	2,685,843	4,439,347	14,679,346
Total investments, at value	$63,250,436	$105,311,174	$278,961,956
Receivables for
Investments sold	204,607	15,000	—
Fund shares sold	48,970	16,510	99,949
Interest	838,254	1,473,935	3,756,938
Receivable from investment adviser	4,323	—	—
Other assets	121	181	369
Total assets	$64,346,711	$106,816,800	$282,819,212

Liabilities
Payables for
Distributions	$84,877	$138,852	$462,942
Daily variation margin on open futures contracts	4,484	9,172	22,922
Investments purchased	386,525	—	—
Fund shares reacquired	139,509	14,377	268,982
Payable to affiliates
Investment adviser	—	1,638	7,244
Shareholder servicing costs	15,001	23,213	29,749
Distribution and service fees	953	1,599	4,105
Payable for independent Trustees’ compensation	6,534	9,251	9,212
Accrued expenses and other liabilities	33,242	33,272	45,072
Total liabilities	$671,125	$231,374	$850,228
Net assets	$63,675,586	$106,585,426	$281,968,984

Net assets consist of
Paid-in capital	$61,635,348	$103,060,788	$269,027,136
Unrealized appreciation (depreciation) on investments	2,638,599	4,342,311	14,436,533
Accumulated net realized gain (loss) on investments	(665,554)	(964,548)	(1,769,710)
Undistributed net investment income	67,193	146,875	275,025
Net assets	$63,675,586	$106,585,426	$281,968,984

40

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$61,744,479	$103,172,139	$276,181,303
Class B	1,931,107	3,413,287	5,787,681
Total net assets	$63,675,586	$106,585,426	$281,968,984

Shares of beneficial interest outstanding
Class A	5,783,715	9,336,268	24,829,730
Class B	180,223	308,997	519,432
Total shares of beneficial interest outstanding	5,963,938	9,645,265	25,349,162

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$10.68	$11.05	$11.12
Offering price per share (100 / 95.25 x net asset value per share)	$11.21	$11.60	$11.67

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.72	$11.05	$11.14

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

41

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/11 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net investment income
Interest	$1,767,004	$4,671,278	$7,908,820	$1,087,993
Dividends from underlying affiliated funds	826	3,959	6,028	272
Total investment income	$1,767,830	$4,675,237	$7,914,848	$1,088,265
Expenses
Management fee	$160,400	$437,784	$692,670	$92,822
Distribution and service fees	99,651	272,975	526,005	59,280
Shareholder servicing costs	27,452	49,812	106,332	16,018
Administrative services fee	10,304	19,223	27,416	8,775
Independent Trustees’ compensation	2,324	3,804	7,165	1,253
Custodian fee	12,415	21,032	29,943	9,849
Shareholder communications	4,145	6,751	10,184	22,476
Auditing fees	22,164	22,164	22,164	8,644
Legal fees	2,548	2,301	5,615	20,003
Registration fees	14,716	16,461	22,964	13,775
Miscellaneous	13,427	18,966	25,997	12,172
Total expenses	$369,546	$871,273	$1,476,455	$265,067
Reduction of expenses by investment adviser	(28,025)	(144,483)	(207,214)	(51,338)
Net expenses	$341,521	$726,790	$1,269,241	$213,729
Net investment income	$1,426,309	$3,948,447	$6,645,607	$874,536

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(86,611)	$(129,442)	$(2,160,910)	$(106,626)
Futures contracts	(363,934)	(387,496)	(1,679,719)	(65,378)
Net realized gain (loss) on investments	$(450,545)	$(516,938)	$(3,840,629)	$(172,004)
Change in unrealized appreciation (depreciation)
Investments	$4,509,103	$11,186,695	$27,104,988	$2,081,814
Futures contracts	(57,038)	6,708	(291,532)	1,228
Net unrealized gain (loss) on investments	$4,452,065	$11,193,403	$26,813,456	$2,083,042
Net realized and unrealized gain (loss) on investments	$4,001,520	$10,676,465	$22,972,827	$1,911,038
Change in net assets from operations	$5,427,829	$14,624,912	$29,618,434	$2,785,574

See Notes to Financial Statements

42

Statements of Operations (unaudited) – continued

Six months ended 9/30/11	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income
Interest	$1,545,666	$2,763,969	$6,811,307
Dividends from underlying affiliated funds	1,071	753	3,665
Total investment income	$1,546,737	$2,764,722	$6,814,972
Expenses
Management fee	$139,750	$238,370	$627,129
Distribution and service fees	85,427	145,892	373,417
Shareholder servicing costs	24,441	42,005	74,906
Administrative services fee	9,641	12,811	25,309
Independent Trustees’ compensation	2,273	3,754	7,103
Custodian fee	13,462	15,587	26,315
Shareholder communications	4,103	5,777	8,572
Auditing fees	22,164	22,164	22,164
Legal fees	5,091	3,572	2,360
Registration fees	14,051	15,392	16,120
Miscellaneous	14,410	15,655	22,334
Total expenses	$334,813	$520,979	$1,205,729
Reduction of expenses by investment adviser	(32,462)	(5,091)	(737)
Net expenses	$302,351	$515,888	$1,204,992
Net investment income	$1,244,386	$2,248,834	$5,609,980

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(11,474)	$(65,365)	$(209,100)
Futures contracts	(280,359)	(510,371)	(1,304,630)
Net realized gain (loss) on investments	$(291,833)	$(575,736)	$(1,513,730)
Change in unrealized appreciation (depreciation)
Investments	$3,825,947	$6,510,046	$19,675,580
Futures contracts	(42,994)	(89,962)	(224,017)
Net unrealized gain (loss) on investments	$3,782,953	$6,420,084	$19,451,563
Net realized and unrealized gain (loss) on investments	$3,491,120	$5,844,348	$17,937,833
Change in net assets from operations	$4,735,506	$8,093,182	$23,547,813
See Notes to Financial Statements

43

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/11 (unaudited)	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$1,426,309	$3,948,447	$6,645,607	$874,536
Net realized gain (loss) on investments	(450,545)	(516,938)	(3,840,629)	(172,004)
Net unrealized gain (loss) on investments	4,452,065	11,193,403	26,813,456	2,083,042
Change in net assets from operations	$5,427,829	$14,624,912	$29,618,434	$2,785,574

Distributions declared to shareholders
From net investment income	$(1,404,405)	$(3,873,689)	$(6,623,502)	$(868,114)
Change in net assets from fund share transactions	$(7,060,333)	$5,135,377	$(12,086,342)	$(2,101,114)
Total change in net assets	$(3,036,909)	$15,886,600	$10,908,590	$(183,654)

Net assets
At beginning of period	73,761,038	186,501,222	300,469,318	41,303,013
At end of period	$70,724,129	$202,387,822	$311,377,908	$41,119,359
Undistributed net investment income included in net assets at end of period	$55,330	$86,784	$220,495	$32,183

Six months ended 9/30/11 (unaudited)		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$1,244,386	$2,248,834	$5,609,980
Net realized gain (loss) on investments		(291,833)	(575,736)	(1,513,730)
Net unrealized gain (loss) on investments		3,782,953	6,420,084	19,451,563
Change in net assets from operations		$4,735,506	$8,093,182	$23,547,813

Distributions declared to shareholders
From net investment income		$(1,222,396)	$(2,200,364)	$(5,504,196)
Change in net assets from fund share transactions		$(100,553)	$(3,403,046)	$(10,008,011)
Total change in net assets		$3,412,557	$2,489,772	$8,035,606

Net assets
At beginning of period		60,263,029	104,095,654	273,933,378
At end of period		$63,675,586	$106,585,426	$281,968,984
Undistributed net investment income included in net assets at end of period		$67,193	$146,875	$275,025

See Notes to Financial Statements

44

Statements of Changes in Net Assets – continued

Year ended 3/31/11	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$3,389,191	$8,211,469	$16,701,223	$2,078,024
Net realized gain (loss) on investments	(626,944)	(637,643)	(5,086,579)	(797,909)
Net unrealized gain (loss) on investments	(3,715,948)	(9,273,526)	(17,172,178)	(689,225)
Change in net assets from operations	$(953,701)	$(1,699,700)	$(5,557,534)	$590,890

Distributions declared to shareholders
From net investment income	$(3,341,980)	$(8,007,779)	$(15,936,768)	$(2,042,300)
From net realized gain on investments	(25,761)	(28,028)	—	—
Total distributions declared to shareholders	$(3,367,741)	$(8,035,807)	$(15,936,768)	$(2,042,300)
Change in net assets from fund share transactions	$(6,236,394)	$9,013,521	$(53,805,646)	$(7,809,101)
Total change in net assets	$(10,557,836)	$(721,986)	$(75,299,948)	$(9,260,511)

Net assets
At beginning of period	84,318,874	187,223,208	375,769,266	50,563,524
At end of period	$73,761,038	$186,501,222	$300,469,318	$41,303,013
Undistributed net investment income included in net assets at end of period	$33,426	$12,026	$198,390	$25,761

Year ended 3/31/11		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$2,808,808	$4,695,339	$11,057,435
Net realized gain (loss) on investments		(390,828)	(533,496)	(1,172,893)
Net unrealized gain (loss) on investments		(3,110,291)	(4,486,443)	(13,649,888)
Change in net assets from operations		$(692,311)	$(324,600)	$(3,765,346)

Distributions declared to shareholders
From net investment income		$(2,761,469)	$(4,604,113)	$(10,716,180)
From net realized gain on investments		—	(23,295)	(910,438)
Total distributions declared to shareholders		$(2,761,469)	$(4,627,408)	$(11,626,618)
Change in net assets from fund share transactions		$(3,458,660)	$(4,384,555)	$38,797,567
Total change in net assets		$(6,912,440)	$(9,336,563)	$23,405,603

Net assets
At beginning of period		67,175,469	113,432,217	250,527,775
At end of period		$60,263,029	$104,095,654	$273,933,378
Undistributed net investment income included in net assets at end of period		$45,203	$98,405	$169,241

See Notes to Financial Statements

45

Financial Statements

FINANCIAL HIGHLIGHTS

MFS ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011		2010	2009	2008	2007
Class A
Net asset value, beginning of period	$9.72		$10.25		$9.60	$10.17	$10.45	$10.47

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.42		$0.44	$0.43	$0.48	$ 0.49	(z)
Net realized and unrealized gain (loss) on investments	0.56		(0.54)		0.72	(0.50)	(0.28)	(0.01	)(z)
Total from investment operations	$0.76		$(0.12)		$1.16	$(0.07)	$0.20	$0.48

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)		$(0.42)	$(0.44)	$(0.46)	$(0.45)
From net realized gain on investments	—		(0.00	)(w)	(0.09)	(0.06)	(0.02)	(0.05)
Total distributions declared to shareholders	$(0.20)		$(0.41)		$(0.51)	$(0.50)	$(0.48)	$(0.50)
Net asset value, end of period	$10.28		$9.72		$10.25	$9.60	$10.17	$10.45
Total return (%) (r)(s)(t)(x)	7.88	(n)	(1.21)		12.25	(0.59)	2.03	4.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	0.97		0.97	1.01	1.34	1.40
Expenses after expense reductions (f)	0.93	(a)	0.93		0.93	0.84	1.09	1.15
Net investment income	4.04	(a)	4.12		4.33	4.36	4.67	4.70	(z)
Portfolio turnover	9		20		27	35	17	9
Net assets at end of period (000 omitted)	$68,441		$70,582		$78,842	$68,320	$71,315	$73,560

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A		N/A	0.80	0.82	0.86

See Notes to Financial Statements

46

Financial Highlights – continued

MFS ALABAMA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011		2010	2009	2008	2007
Class B
Net asset value, beginning of period	$9.72		$10.24		$9.60	$10.17	$10.45	$10.47

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34		$0.36	$0.36	$0.40	$ 0.41	(z)
Net realized and unrealized gain (loss) on investments	0.55		(0.52)		0.72	(0.50)	(0.27)	(0.01	)(z)
Total from investment operations	$0.72		$(0.18)		$1.08	$(0.14)	$0.13	$0.40

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)		$(0.35)	$(0.37)	$(0.39)	$(0.37)
From net realized gain on investments	—		(0.00	)(w)	(0.09)	(0.06)	(0.02)	(0.05)
Total distributions declared to shareholders	$(0.16)		$(0.34)		$(0.44)	$(0.43)	$(0.41)	$(0.42)
Net asset value, end of period	$10.28		$9.72		$10.24	$9.60	$10.17	$10.45
Total return (%) (r)(s)(t)(x)	7.47	(n)	(1.84)		11.31	(1.34)	1.27	3.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.72		1.72	1.76	2.09	2.15
Expenses after expense reductions (f)	1.68	(a)	1.68		1.68	1.58	1.84	1.90
Net investment income	3.30	(a)	3.37		3.60	3.62	3.92	3.93	(z)
Portfolio turnover	9		20		27	35	17	9
Net assets at end of period (000 omitted)	$2,283		$3,179		$5,477	$6,884	$8,555	$10,421

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A		N/A	1.55	1.57	1.61
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.21% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

47

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011		2010	2009	2008	2007
Class A
Net asset value, beginning of period	$9.49		$9.95		$9.43	$9.80	$10.08	$10.04

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41		$0.42	$0.43	$0.46	$ 0.50	(z)
Net realized and unrealized gain (loss) on investments	0.54		(0.47)		0.53	(0.29)	(0.25)	(0.01	)(z)
Total from investment operations	$0.74		$(0.06)		$0.95	$0.14	$0.21	$0.49

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)		$(0.41)	$(0.43)	$(0.47)	$(0.45)
From net realized gain on investments	—		(0.00	)(w)	(0.02)	(0.08)	(0.02)	—
Total distributions declared to shareholders	$(0.20)		$(0.40)		$(0.43)	$(0.51)	$(0.49)	$(0.45)
Net asset value, end of period	$10.03		$9.49		$9.95	$9.43	$9.80	$10.08
Total return (%) (r)(s)(t)(x)	7.83	(n)	(0.62)		10.17	1.61	2.07	5.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.87		0.84	0.83	1.06	1.14
Expenses after expense reductions (f)	0.72	(a)	0.72		0.74	0.66	0.81	0.89
Net investment income	4.10	(a)	4.20		4.32	4.48	4.60	4.98	(z)
Portfolio turnover	8		20		9	23	9	10
Net assets at end of period (000 omitted)	$194,287		$178,685		$179,094	$141,100	$138,938	$127,477

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A		N/A	0.60	0.60	0.66

See Notes to Financial Statements

48

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011		2010	2009	2008	2007
Class B
Net asset value, beginning of period	$9.50		$9.96		$9.44	$9.81	$10.09	$10.05

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33		$0.35	$0.35	$0.38	$ 0.43	(z)
Net realized and unrealized gain (loss) on investments	0.54		(0.47)		0.52	(0.28)	(0.25)	(0.01	)(z)
Total from investment operations	$0.70		$(0.14)		$0.87	$0.07	$0.13	$0.42

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)		$(0.33)	$(0.36)	$(0.39)	$(0.38)
From net realized gain on investments	—		(0.00	)(w)	(0.02)	(0.08)	(0.02)	—
Total distributions declared to shareholders	$(0.16)		$(0.32)		$(0.35)	$(0.44)	$(0.41)	$(0.38)
Net asset value, end of period	$10.04		$9.50		$9.96	$9.44	$9.81	$10.09
Total return (%) (r)(s)(t)(x)	7.40	(n)	(1.43)		9.30	0.85	1.30	4.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.62		1.59	1.59	1.81	1.91
Expenses after expense reductions (f)	1.52	(a)	1.53		1.52	1.42	1.56	1.66
Net investment income	3.30	(a)	3.37		3.53	3.71	3.86	4.21	(z)
Portfolio turnover	8		20		9	23	9	10
Net assets at end of period (000 omitted)	$8,100		$7,816		$8,129	$6,111	$6,727	$8,992

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A		N/A	1.35	1.36	1.43
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

49

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$5.23		$5.56	$5.15	$5.56	$5.88	$5.84

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26	$0.26	$0.27	$0.26	$ 0.27	(z)
Net realized and unrealized gain (loss) on investments	0.40		(0.34)	0.41	(0.42)	(0.32)	0.03	(z)
Total from investment operations	$0.52		$(0.08)	$0.67	$(0.15)	$(0.06)	$0.30

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.26)	$(0.26)	$(0.26)	$(0.26)
Net asset value, end of period	$5.63		$5.23	$5.56	$5.15	$5.56	$5.88
Total return (%) (r)(s)(t)(x)	10.04	(n)	(1.53)	13.11	(2.66)	(1.05)	5.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.85	0.81	0.81	0.99	1.11
Expenses after expense reductions (f)	0.72	(a)	0.70	0.71	0.63	0.74	0.86
Net investment income	4.44	(a)	4.79	4.78	5.05	4.46	4.66	(z)
Portfolio turnover	26		24	31	27	30	16
Net assets at end of period (000 omitted)	$273,355		$263,306	$324,093	$291,509	$339,099	$366,861

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	0.56	0.55	0.60

See Notes to Financial Statements

50

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$5.23		$5.57	$5.15	$5.56	$5.88	$5.84

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.22	$0.23	$0.21	$ 0.23	(z)
Net realized and unrealized gain (loss) on investments	0.41		(0.35)	0.41	(0.42)	(0.31)	0.03	(z)
Total from investment operations	$0.51		$(0.13)	$0.63	$(0.19)	$(0.10)	$0.26

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.21)	$(0.22)	$(0.22)	$(0.22)
Net asset value, end of period	$5.64		$5.23	$5.57	$5.15	$5.56	$5.88
Total return (%) (r)(s)(t)(x)	9.81	(n)	(2.46)	12.47	(3.39)	(1.80)	4.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.60	1.56	1.57	1.75	1.88
Expenses after expense reductions (f)	1.50	(a)	1.47	1.47	1.39	1.50	1.62
Net investment income	3.66	(a)	4.01	4.03	4.29	3.70	3.91	(z)
Portfolio turnover	26		24	31	27	30	16
Net assets at end of period (000 omitted)	$5,818		$6,769	$13,866	$19,477	$31,239	$47,127

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.32	1.31	1.37

See Notes to Financial Statements

51

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class C
Net asset value, beginning of period	$5.25		$5.58	$5.16	$5.58	$5.90	$5.86

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.21	$0.22	$0.20	$ 0.22	(z)
Net realized and unrealized gain (loss) on investments	0.40		(0.34)	0.42	(0.42)	(0.31)	0.03	(z)
Total from investment operations	$0.50		$(0.13)	$0.63	$(0.20)	$(0.11)	$0.25

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.20)	$(0.21)	$(0.22)	$(0.21)	$(0.21)
Net asset value, end of period	$5.65		$5.25	$5.58	$5.16	$5.58	$5.90
Total return (%) (r)(s)(t)(x)	9.51	(n)	(2.41)	12.27	(3.70)	(1.93)	4.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.60	1.60	1.70	1.89	2.01
Expenses after expense reductions (f)	1.62	(a)	1.60	1.60	1.53	1.64	1.76
Net investment income	3.52	(a)	3.87	3.85	4.14	3.55	3.77	(z)
Portfolio turnover	26		24	31	27	30	16
Net assets at end of period (000 omitted)	$32,205		$30,393	$37,810	$29,480	$27,862	$30,492

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.46	1.45	1.50
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of less than $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

52

Financial Highlights – continued

MFS FLORIDA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$9.26		$9.58	$8.91	$9.64	$10.09	$10.05

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.44	$0.44	$0.46	$0.46	(z)
Net realized and unrealized gain (loss) on investments	0.44		(0.32)	0.66	(0.71)	(0.47)	0.02	(z)
Total from investment operations	$0.64		$0.11	$1.10	$(0.27)	$(0.01)	$0.48

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.43)	$(0.43)	$(0.44)	$(0.44)	$(0.44)
From net realized gain on investments	—		—	—	(0.02)	—	—
Total distributions declared to shareholders	$(0.20)		$(0.43)	$(0.43)	$(0.46)	$(0.44)	$(0.44)
Net asset value, end of period	$9.70		$9.26	$9.58	$8.91	$9.64	$10.09
Total return (%) (r)(s)(t)(x)	7.00	(n)	1.07	12.58	(2.84)	(0.08)	4.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.09	1.00	0.80	1.16	1.19
Expenses after expense reductions (f)	1.00	(a)	0.84	0.83	0.63	0.91	0.94
Net investment income	4.29	(a)	4.55	4.67	4.82	4.60	4.53	(z)
Portfolio turnover	0	(b)	22	5	34	7	9
Net assets at end of period (000 omitted)	$39,233		$39,070	$46,440	$43,401	$51,504	$63,590

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	0.61	0.64

See Notes to Financial Statements

53

Financial Highlights – continued

MFS FLORIDA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$9.26		$9.58	$8.92	$9.65	$10.09	$10.05

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.37	$0.37	$0.38	$0.38	(z)
Net realized and unrealized gain (loss) on investments	0.44		(0.33)	0.65	(0.71)	(0.45)	0.03	(z)
Total from investment operations	$0.61		$0.03	$1.02	$(0.34)	$(0.07)	$0.41

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.36)	$(0.37)	$(0.37)	$(0.37)
From net realized gain on investments	—		—	—	(0.02)	—	—
Total distributions declared to shareholders	$(0.17)		$(0.35)	$(0.36)	$(0.39)	$(0.37)	$(0.37)
Net asset value, end of period	$9.70		$9.26	$9.58	$8.92	$9.65	$10.09
Total return (%) (r)(s)(t)(x)	6.58	(n)	0.28	11.60	(3.59)	(0.73)	4.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	1.84	1.75	1.57	1.92	1.96
Expenses after expense reductions (f)	1.78	(a)	1.63	1.60	1.39	1.67	1.71
Net investment income	3.52	(a)	3.76	3.90	4.03	3.85	3.77	(z)
Portfolio turnover	0	(b)	22	5	34	7	9
Net assets at end of period (000 omitted)	$1,887		$2,233	$4,124	$4,981	$7,497	$10,906

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.37	1.40
(a)	Annualized.
(b)	Less than 0.5%
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

54

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$10.08		$10.59	$9.99	$10.64	$10.83	$10.80

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.44	$0.45	$0.47	$0.46	$0.47	(z)
Net realized and unrealized gain (loss) on investments	0.60		(0.52)	0.62	(0.48)	(0.20)	0.01	(z)
Total from investment operations	$0.81		$(0.08)	$1.07	$(0.01)	$0.26	$0.48

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.44)	$(0.44)	$(0.45)	$(0.45)
From net realized gain on investments	—		—	(0.03)	(0.20)	—	—
Total distributions declared to shareholders	$(0.21)		$(0.43)	$(0.47)	$(0.64)	$(0.45)	$(0.45)
Net asset value, end of period	$10.68		$10.08	$10.59	$9.99	$10.64	$10.83
Total return (%) (r)(s)(t)(x)	8.07	(n)	(0.84)	10.84	0.04	2.43	4.55

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.02	1.03	1.06	1.41	1.47
Expenses after expense reductions (f)	0.95	(a)	0.98	1.00	0.89	1.16	1.22
Net investment income	4.04	(a)	4.16	4.26	4.55	4.29	4.37	(z)
Portfolio turnover	10		22	16	26	26	6
Net assets at end of period (000 omitted)	$61,744		$57,878	$63,964	$53,156	$49,477	$51,015

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	0.87	0.88	0.93

See Notes to Financial Statements

55

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$10.12		$10.63	$10.02	$10.68	$10.87	$10.84

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.37	$0.39	$0.38	$0.40	(z)
Net realized and unrealized gain (loss) on investments	0.60		(0.52)	0.63	(0.49)	(0.20)	0.00	(w)(z)
Total from investment operations	$0.77		$(0.16)	$1.00	$(0.10)	$0.18	$0.40

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.36)	$(0.36)	$(0.37)	$(0.37)
From net realized gain on investments	—		—	(0.03)	(0.20)	—	—
Total distributions declared to shareholders	$(0.17)		$(0.35)	$(0.39)	$(0.56)	$(0.37)	$(0.37)
Net asset value, end of period	$10.72		$10.12	$10.63	$10.02	$10.68	$10.87
Total return (%) (r)(s)(t)(x)	7.64	(n)	(1.58)	10.08	(0.79)	1.67	3.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.77	1.78	1.80	2.16	2.22
Expenses after expense reductions (f)	1.70	(a)	1.72	1.75	1.62	1.91	1.97
Net investment income	3.29	(a)	3.39	3.51	3.78	3.54	3.63	(z)
Portfolio turnover	10		22	16	26	26	6
Net assets at end of period (000 omitted)	$1,931		$2,385	$3,212	$4,344	$6,780	$8,175

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.61	1.63	1.68
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

56

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011		2010		2009	2008	2007
Class A
Net asset value, beginning of period	$10.45		$10.93		$10.15		$10.83	$11.30	$11.27

Income (loss) from investment operations
Net investment income (d)	$0.23		$0.46		$0.48		$0.48	$0.50	$ 0.50	(z)
Net realized and unrealized gain (loss) on investments	0.60		(0.49)		0.77		(0.65)	(0.48)	0.04	(z)
Total from investment operations	$0.83		$(0.03)		$1.25		$(0.17)	$0.02	$0.54

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.45)		$(0.47)		$(0.47)	$(0.47)	$(0.48)
From net realized gain on investments	—		(0.00	)(w)	(0.00	)(w)	(0.04)	(0.02)	(0.03)
Total distributions declared to shareholders	$(0.23)		$(0.45)		$(0.47)		$(0.51)	$(0.49)	$(0.51)
Net asset value, end of period	$11.05		$10.45		$10.93		$10.15	$10.83	$11.30
Total return (%) (r)(s)(t)(x)	7.97	(n)	(0.35)		12.49		(1.57)	0.15	4.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.94		0.95		1.11	1.26	1.29
Expenses after expense reductions (f)	0.95	(a)	0.94		0.95		0.94	1.01	1.04
Net investment income	4.28	(a)	4.20		4.47		4.67	4.46	4.48	(z)
Portfolio turnover	4		14		24		24	7	16
Net assets at end of period (000 omitted)	$103,172		$100,324		$107,182		$93,075	$103,894	$117,598

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A		N/A		0.89	0.88	0.91

See Notes to Financial Statements

57

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011		2010		2009	2008	2007
Class B
Net asset value, beginning of period	$10.45		$10.93		$10.14		$10.83	$11.29	$11.26

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38		$0.40		$0.42	$0.42	$0.43	(z)
Net realized and unrealized gain (loss) on investments	0.59		(0.49)		0.78		(0.67)	(0.46)	0.03	(z)
Total from investment operations	$0.78		$(0.11)		$1.18		$(0.25)	$(0.04)	$0.46

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)		$(0.39)		$(0.40)	$(0.40)	$(0.40)
From net realized gain on investments	—		(0.00	)(w)	(0.00	)(w)	(0.04)	(0.02)	(0.03)
Total distributions declared to shareholders	$(0.18)		$(0.37)		$(0.39)		$(0.44)	$(0.42)	$(0.43)
Net asset value, end of period	$11.05		$10.45		$10.93		$10.14	$10.83	$11.29
Total return (%) (r)(s)(t)(x)	7.57	(n)	(1.09)		11.77		(2.31)	(0.41)	4.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.69		1.70		1.77	1.91	1.95
Expenses after expense reductions (f)	1.70	(a)	1.69		1.70		1.59	1.66	1.70
Net investment income	3.54	(a)	3.44		3.75		4.01	3.81	3.83	(z)
Portfolio turnover	4		14		24		24	7	16
Net assets at end of period (000 omitted)	$3,413		$3,772		$6,251		$8,385	$12,153	$16,515

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A		N/A		1.55	1.53	1.56
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

58

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$10.42		$11.07	$10.35	$10.91	$11.25	$11.22

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.47	$0.48	$0.49	$0.44	$ 0.51	(z)
Net realized and unrealized gain (loss) on investments	0.70		(0.63)	0.77	(0.52)	(0.26)	0.02	(z)
Total from investment operations	$0.92		$(0.16)	$1.25	$(0.03)	$0.18	$0.53

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.45)	$(0.47)	$(0.48)	$(0.47)	$(0.47)
From net realized gain on investments	—		(0.04)	(0.06)	(0.05)	(0.05)	(0.03)
Total distributions declared to shareholders	$(0.22)		$(0.49)	$(0.53)	$(0.53)	$(0.52)	$(0.50)
Net asset value, end of period	$11.12		$10.42	$11.07	$10.35	$10.91	$11.25
Total return (%) (r)(s)(t)(x)	8.85	(n)	(1.57)	12.31	(0.21)	1.69	4.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.86	0.87	1.04	1.35	1.39
Expenses after expense reductions (f)	0.85	(a)	0.86	0.87	0.87	1.10	1.14
Net investment income	4.05	(a)	4.25	4.44	4.69	4.00	4.57	(z)
Portfolio turnover	17		25	21	40	20	5
Net assets at end of period (000 omitted)	$276,181		$266,600	$236,724	$185,105	$189,804	$189,049

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	0.83	0.82	0.87

See Notes to Financial Statements

59

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$10.44		$11.09	$10.37	$10.93	$11.27	$11.24

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.39	$0.40	$0.42	$0.37	$0.44	(z)
Net realized and unrealized gain (loss) on investments	0.69		(0.63)	0.77	(0.52)	(0.26)	0.02	(z)
Total from investment operations	$0.87		$(0.24)	$1.17	$(0.10)	$0.11	$0.46

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)	$(0.39)	$(0.41)	$(0.40)	$(0.40)
From net realized gain on investments	—		(0.04)	(0.06)	(0.05)	(0.05)	(0.03)
Total distributions declared to shareholders	$(0.17)		$(0.41)	$(0.45)	$(0.46)	$(0.45)	$(0.43)
Net asset value, end of period	$11.14		$10.44	$11.09	$10.37	$10.93	$11.27
Total return (%) (r)(s)(t)(x)	8.43	(n)	(2.30)	11.45	(0.86)	1.04	4.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.60	1.62	1.70	2.00	2.04
Expenses after expense reductions (f)	1.60	(a)	1.60	1.62	1.53	1.75	1.79
Net investment income	3.31	(a)	3.50	3.70	4.01	3.35	3.92	(z)
Portfolio turnover	17		25	21	40	20	5
Net assets at end of period (000 omitted)	$5,788		$7,333	$13,804	$17,166	$24,353	$31,415

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.48	1.48	1.52
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.20% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

60

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

61

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of September 30, 2011 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Alabama Fund
Investments at Value
Municipal Bonds	$—	$67,816,509	$—	$67,816,509
Mutual Funds	1,258,936	—	—	1,258,936
Total Investments	$1,258,936	$67,816,509	$—	$69,075,445

Other Financial Instruments
Futures	$(62,240)	$—	$—	$(62,240)

Arkansas Fund
Investments at Value
Municipal Bonds	$—	$191,488,470	$—	$191,488,470
Mutual Funds	8,441,145	—	—	8,441,145
Total Investments	$8,441,145	$191,488,470	$—	$199,929,615

California Fund
Investments at Value
Municipal Bonds	$—	$300,495,450	$—	$300,495,450
Mutual Funds	10,126,966	—	—	10,126,966
Total Investments	$10,126,966	$300,495,450	$—	$310,622,416

Other Financial Instruments
Futures	$(316,005)	$—	$—	$(316,005)

Florida Fund
Investments at Value
Municipal Bonds	$—	$40,162,706	$—	$40,162,706
Mutual Funds	204,637	—	—	204,637
Total Investments	$204,637	$40,162,706	$—	$40,367,343

Georgia Fund
Investments at Value
Municipal Bonds	$—	$60,841,913	$—	$60,841,913
Mutual Funds	2,408,523	—	—	2,408,523
Total Investments	$2,408,523	$60,841,913	$—	$63,250,436

Other Financial Instruments
Futures	$(47,244)	$—	$—	$(47,244)

Maryland Fund
Investments at Value
Municipal Bonds	$—	$104,684,562	$—	$104,684,562
Mutual Funds	626,612	—	—	626,612
Total Investments	$626,612	$104,684,562	$—	$105,311,174

Other Financial Instruments
Futures	$(97,036)	$—	$—	$(97,036)

62

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
Massachusetts Fund
Investments at Value
Municipal Bonds	$—	$272,234,151	$—	$272,234,151
Mutual Funds	6,727,805	—	—	6,727,805
Total Investments	$6,727,805	$272,234,151	$—	$278,961,956

Other Financial Instruments
Futures	$(242,813)	$—	$—	$(242,813)

For further information regarding security characteristics, see the Portfolios of Investments.

Derivatives – Each fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of each fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by each fund were futures contracts. Each fund’s period end derivatives, as presented in the Portfolios of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by each fund at September 30, 2011 as reported in the Statements of Assets and Liabilities:

			Fair Value (a)
Fund	Risk	Derivative Contracts	Liability Derivatives
Alabama Fund	Interest Rate	Interest Rate Futures	$(62,240)
Arkansas Fund	Interest Rate	Interest Rate Futures	—
California Fund	Interest Rate	Interest Rate Futures	(316,005)
Florida Fund	Interest Rate	Interest Rate Futures	—
Georgia Fund	Interest Rate	Interest Rate Futures	(47,244)
Maryland Fund	Interest Rate	Interest Rate Futures	(97,036)
Massachusetts Fund	Interest Rate	Interest Rate Futures	(242,813)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in each fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within each fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by each fund for the six months ended September 30, 2011 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Alabama Fund	Interest Rate	$(363,934)
Arkansas Fund	Interest Rate	(387,496)
California Fund	Interest Rate	(1,679,719)
Florida Fund	Interest Rate	(65,378)
Georgia Fund	Interest Rate	(280,359)
Maryland Fund	Interest Rate	(510,371)
Massachusetts Fund	Interest Rate	(1,304,630)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by each fund for the six months ended September 30, 2011 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Alabama Fund	Interest Rate	$(57,038)
Arkansas Fund	Interest Rate	6,708
California Fund	Interest Rate	(291,532)
Florida Fund	Interest Rate	1,228
Georgia Fund	Interest Rate	(42,994)
Maryland Fund	Interest Rate	(89,962)
Massachusetts Fund	Interest Rate	(224,017)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master

63

Notes to Financial Statements (unaudited) – continued

Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of each fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolios of Investments.

Futures Contracts – Each fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, each fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

Each fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to each fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. Each fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

64

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. For the six months ended September 30, 2011, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/11	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$25,761	$70,595	$—	$—	$—	$23,295	$613,864
Tax-exempt income	3,341,980	7,965,212	15,936,768	2,042,300	2,761,469	4,604,113	10,716,180
Long-term capital gain	—	—	—	—	—	—	296,574
Total distributions	$3,367,741	$8,035,807	$15,936,768	$2,042,300	$2,761,469	$4,627,408	$11,626,618

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/11	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$65,914,906	$191,594,545	$305,039,132	$39,231,227	$60,415,929	$100,558,320	$263,616,223
Gross appreciation	$3,278,656	$9,041,741	$11,625,876	$1,709,868	$3,003,787	$6,197,812	$16,500,955
Gross depreciation	(118,117)	(706,671)	(6,042,592)	(573,752)	(169,280)	(1,444,958)	(1,155,222)
Net unrealized appreciation (depreciation)	$3,160,539	$8,335,070	$5,583,284	$1,136,116	$2,834,507	$4,752,854	$15,345,733

As of 3/31/11
Undistributed tax-exempt income	300,226	667,895	1,420,093	194,846	273,623	510,674	1,153,051
Capital loss carryforwards	(674,377)	(535,106)	(3,908,045)	(601,064)	(420,127)	(674,376)	(1,080,647)
Post-October capital loss deferral	(38,515)	(88,243)	(1,621,134)	(483,466)	(84,755)	—	—
Other temporary differences	(266,800)	(655,869)	(1,221,703)	(169,085)	(228,420)	(412,269)	(983,810)
Net unrealized appreciation (depreciation)	(1,355,942)	(2,890,849)	(21,322,567)	(842,252)	(1,013,193)	(1,792,209)	(4,190,363)

As of March 31, 2011, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
3/31/16	$—	$—	$(40,368)	$—	$—	$—	$—
3/31/17	—	—	(1,063,041)	(53,158)	—	—	—
3/31/18	—	—	—	(229,162)	(153,718)	—	—
3/31/19	(674,377)	(535,106)	(2,804,636)	(318,744)	(266,409)	(674,376)	(1,080,647)
Total	$(674,377)	$(535,106)	$(3,908,045)	$(601,064)	$(420,127)	$(674,376)	$(1,080,647)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years

65

Notes to Financial Statements (unaudited) – continued

after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Alabama Fund		Arkansas Fund		California Fund		Florida Fund
	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11
Class A	$1,359,009	$3,195,106	$3,745,912	$7,734,568	$5,961,311	$14,196,403	$832,294	$1,922,965
Class B	45,396	146,874	127,777	273,211	114,393	388,399	35,820	119,335
Class C	—	—	—	—	547,798	1,351,966	—	—
Total	$1,404,405	$3,341,980	$3,873,689	$8,007,779	$6,623,502	$15,936,768	$868,114	$2,042,300

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11
Class A	$1,189,013	$2,663,194	$2,138,627	$4,429,266	$5,396,676	$10,346,551
Class B	33,383	98,275	61,737	174,847	107,520	369,629
Class C	—	—	—	—	—	—
Total	$1,222,396	$2,761,469	$2,200,364	$4,604,113	$5,504,196	$10,716,180

From net realized gain on investments

	Alabama Fund		Arkansas Fund		Maryland Fund		Massachusetts Fund
	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11
Class A	$—	$24,558	$—	$26,822	$—	$22,326	$—	$876,152
Class B	—	1,203	—	1,206	—	969	—	34,286
Class C	—	—	—	—	—	—	—	—
Total	$—	$25,761	$—	$28,028	$—	$23,295	$—	$910,438

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of certain funds’ average daily net assets:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.93%	0.95%	0.95%
Class B	1.68%	1.70%	1.70%

For the Alabama Fund and the Maryland Fund, these written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2012. For the Georgia Fund, this written agreement will continue until at least July 31, 2012, after which MFS, under certain conditions, may increase such expense limitation to 1.00% of the fund’s average daily net assets annually for Class A shares and 1.75% of the fund’s average daily net assets annually for Class B shares without a vote of the fund’s Board of Trustees. Any increase above 1.00% and 1.75% of the fund’s average daily net assets annually for Class A and Class B shares, respectively, would require a vote of the fund’s Board of Trustees. For the six months ended September 30, 2011, these reductions amounted to the following for each fund and are reflected as a reduction of total expenses in the Statements of Operations:

Alabama Fund	Georgia Fund	Maryland Fund
$27,834	$32,298	$4,810

66

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2011, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$11,710	$45,827	$21,111	$3,111	$9,901	$9,510	$13,173

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$85,597
Arkansas Fund	—	0.25%	0.25%	0.10%	233,283
California Fund	—	0.25%	0.25%	0.10%	337,745
Florida Fund	—	0.25%	0.25%	0.00%	48,994
Georgia Fund	—	0.25%	0.25%	0.25%	75,043
Maryland Fund	—	0.25%	0.25%	0.25%	127,939
Massachusetts Fund	—	0.25%	0.25%	0.25%	340,066

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$14,054
Arkansas Fund	0.75%	0.25%	1.00%	0.90%	39,692
California Fund	0.75%	0.25%	1.00%	0.88%	31,420
Florida Fund	0.75%	0.25%	1.00%	0.78%	10,286
Georgia Fund	0.75%	0.25%	1.00%	1.00%	10,384
Maryland Fund	0.75%	0.25%	1.00%	1.00%	17,953
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	33,351

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$ 156,840

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$99,651	$272,975	$526,005	$59,280	$85,427	$145,892	$373,417

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2011, based on each class’ average daily net assets.

Arkansas Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2012. This reduction amounted to $139,970 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2012. This reduction amounted to $4,001 which is shown as a reduction of total expenses in the Statements of Operations.

California Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2012. This reduction amounted to $202,648 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2012. This reduction amounted to $3,753 which is shown as a reduction of total expenses in the Statements of Operations.

67

Notes to Financial Statements (unaudited) – continued

Florida Fund: MFD has agreed in writing to reduce the Class A service fee to 0.00%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2012. This reduction amounted to $48,994 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2012. This reduction amounted to $2,234 which is shown as a reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2011, were as follows:

CDSC imposed	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$27	$8,737	$1,541	$—	$—	$—	$9,091
Class B	—	14,782	3,146	1,017	1,978	2,003	4,756
Class C	N/A	N/A	2,702	N/A	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2011, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$6,365	$17,136	$30,357	$4,373	$5,927	$15,002	$33,338
Percentage of average daily net assets	0.0179%	0.0177%	0.0198%	0.0213%	0.0191%	0.0284%	0.0240%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$21,087	$32,676	$75,975	$11,645	$18,514	$27,003	$41,568

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2011 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0290%	0.0198%	0.0179%	0.0426%	0.0311%	0.0242%	0.0182%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in independent Trustees’ compensation on the Statements of Operations and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$370	$393	$620	$393	$348	$580	$587

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2011, and is included in payable for independent Trustees’ compensation on the Statements of Assets and Liabilities:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$5,797	$5,587	$13,304	$5,583	$6,518	$9,240	$9,199

68

Notes to Financial Statements (unaudited) – continued

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2011, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$251	$675	$1,071	$145	$216	$369	$971

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$191	$512	$813	$110	$164	$281	$737

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$6,342,598	$19,614,557	$74,913,103	$57,357	$5,903,795	$4,255,421	$44,763,554
Sales	$11,017,079	$14,955,786	$83,105,550	$2,098,107	$6,764,277	$5,889,334	$55,853,033

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Alabama Fund				Arkansas Fund
	Six months ended 9/30/11		Year ended 3/31/11		Six months ended 9/30/11		Year ended 3/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	332,016	$3,354,137	1,040,680	$10,614,157	1,112,415	$10,937,957	3,735,750	$37,071,078
Class B	5,698	57,662	12,772	129,124	59,165	582,221	278,642	2,785,934
	337,714	$3,411,799	1,053,452	$10,743,281	1,171,580	$11,520,178	4,014,392	$39,857,012

Shares issued to shareholders in reinvestment of distributions
Class A	84,271	$849,415	191,827	$1,944,353	242,826	$2,382,892	486,012	$4,789,135
Class B	3,016	30,375	9,356	94,962	9,468	92,958	18,894	186,052
	87,287	$879,790	201,183	$2,039,315	252,294	$2,475,850	504,906	$4,975,187

Shares reacquired
Class A	(1,019,646)	$(10,207,468)	(1,669,154)	$(16,685,730)	(820,079)	$(8,032,147)	(3,393,992)	$(32,958,576)
Class B	(113,666)	(1,144,454)	(229,845)	(2,333,260)	(84,888)	(828,504)	(291,037)	(2,860,102)
	(1,133,312)	$(11,351,922)	(1,898,999)	$(19,018,990)	(904,967)	$(8,860,651)	(3,685,029)	$(35,818,678)

Net change
Class A	(603,359)	$(6,003,916)	(436,647)	$(4,127,220)	535,162	$5,288,702	827,770	$8,901,637
Class B	(104,952)	(1,056,417)	(207,717)	(2,109,174)	(16,255)	(153,325)	6,499	111,884
	(708,311)	$(7,060,333)	(644,364)	$(6,236,394)	518,907	$5,135,377	834,269	$9,013,521

69

Notes to Financial Statements (unaudited) – continued

	California Fund				Florida Fund
	Six months ended 9/30/11		Year ended 3/31/11		Six months ended 9/30/11		Year ended 3/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,760,639	$9,546,919	5,578,940	$31,159,101	113,274	$1,078,367	305,802	$2,920,760
Class B	59,963	331,043	128,221	710,120	11,262	109,109	24,973	240,999
Class C	324,390	1,789,343	832,733	4,658,846	—	—	—	—
	2,144,992	$11,667,305	6,539,894	$36,528,067	124,536	$1,187,476	330,775	$3,161,759

Shares issued to shareholders in reinvestment of distributions
Class A	606,730	$3,316,098	1,332,290	$7,356,875	43,891	$418,402	96,722	$922,752
Class B	12,546	68,475	43,239	239,872	2,179	20,767	6,646	63,530
Class C	49,928	273,807	120,368	667,131	—	—	—	—
	669,204	$3,658,380	1,495,897	$8,263,878	46,070	$439,169	103,368	$986,282

Shares reacquired
Class A	(4,225,666)	$(22,996,262)	(14,791,810)	$(80,515,250)	(332,071)	$(3,154,132)	(1,034,437)	$(9,848,846)
Class B	(334,765)	(1,827,553)	(1,368,343)	(7,609,388)	(60,076)	(573,627)	(221,185)	(2,108,296)
Class C	(472,852)	(2,588,212)	(1,931,121)	(10,472,953)	—	—	—	—
	(5,033,283)	$(27,412,027)	(18,091,274)	$(98,597,591)	(392,147)	$(3,727,759)	(1,255,622)	$(11,957,142)

Net change
Class A	(1,858,297)	$(10,133,245)	(7,880,580)	$(41,999,274)	(174,906)	$(1,657,363)	(631,913)	$(6,005,334)
Class B	(262,256)	(1,428,035)	(1,196,883)	(6,659,396)	(46,635)	(443,751)	(189,566)	(1,803,767)
Class C	(98,534)	(525,062)	(978,020)	(5,146,976)	—	—	—	—
	(2,219,087)	$(12,086,342)	(10,055,483)	$(53,805,646)	(221,541)	$(2,101,114)	(821,479)	$(7,809,101)

	Georgia Fund				Maryland Fund
	Six months ended 9/30/11		Year ended 3/31/11		Six months ended 9/30/11		Year ended 3/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	421,715	$4,393,309	1,107,466	$11,697,065	279,990	$3,024,527	1,545,579	$16,749,639
Class B	7,434	78,292	34,681	369,953	1,816	19,594	44,464	491,989
	429,149	$4,471,601	1,142,147	$12,067,018	281,806	$3,044,121	1,590,043	$17,241,628

Shares issued to shareholders in reinvestment of distributions
Class A	63,625	$664,773	148,168	$1,555,821	117,605	$1,272,308	241,204	$2,631,533
Class B	2,374	24,884	6,070	63,862	3,919	42,369	10,354	113,035
	65,999	$689,657	154,238	$1,619,683	121,524	$1,314,677	251,558	$2,744,568

Shares reacquired
Class A	(441,372)	$(4,583,816)	(1,556,873)	$(16,031,298)	(661,111)	$(7,139,665)	(1,990,959)	$(21,472,837)
Class B	(65,270)	(677,995)	(107,285)	(1,114,063)	(57,764)	(622,179)	(265,775)	(2,897,914)
	(506,642)	$(5,261,811)	(1,664,158)	$(17,145,361)	(718,875)	$(7,761,844)	(2,256,734)	$(24,370,751)

Net change
Class A	43,968	$474,266	(301,239)	$(2,778,412)	(263,516)	$(2,842,830)	(204,176)	$(2,091,665)
Class B	(55,462)	(574,819)	(66,534)	(680,248)	(52,029)	(560,216)	(210,957)	(2,292,890)
	(11,494)	$(100,553)	(367,773)	$(3,458,660)	(315,545)	$(3,403,046)	(415,133)	$(4,384,555)

70

Notes to Financial Statements (unaudited) – continued

	Massachusetts Fund
	Six months ended 9/30/11		Year ended 3/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	787,922	$8,518,896	10,846,460	$115,921,470
Class B	17,594	190,738	72,536	801,230
	805,516	$8,709,634	10,918,996	$116,722,700

Shares issued to shareholders in reinvestment of distributions
Class A	221,623	$2,405,344	540,866	$5,924,619
Class B	5,872	63,767	20,753	228,544
	227,495	$2,469,111	561,619	$6,153,163

Shares reacquired
Class A	(1,759,069)	$(18,944,018)	(7,189,623)	$(77,110,492)
Class B	(206,408)	(2,242,738)	(635,559)	(6,967,804)
	(1,965,477)	$(21,186,756)	(7,825,182)	$(84,078,296)

Net change
Class A	(749,524)	$(8,019,778)	4,197,703	$44,735,597
Class B	(182,942)	(1,988,233)	(542,270)	(5,938,030)
	(932,466)	$(10,008,011)	3,655,433	$38,797,567

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2011, each fund’s commitment fee and interest expense were as follows, and are included in miscellaneous expense on the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$319	$803	$1,337	$155	$268	$453	$1,153
Interest Expense	—	—	—	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each of the fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2011, are as follows:

	Underlying Affiliated Funds – MFS Institutional Money Market Portfolio
	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Alabama Fund	2,096,050	10,268,753	(11,105,867)	1,258,936
Arkansas Fund	9,480,352	23,446,875	(24,486,082)	8,441,145
California Fund	12,043,079	70,135,228	(72,051,341)	10,126,966
Florida Fund	370,075	2,942,693	(3,108,131)	204,637
Georgia Fund	788,392	10,189,116	(8,568,985)	2,408,523
Maryland Fund	2,428,246	8,669,392	(10,471,026)	626,612
Massachusetts Fund	5,111,557	53,624,280	(52,008,032)	6,727,805

71

Notes to Financial Statements (unaudited) – continued

	Underlying Affiliated Funds – MFS Institutional Money Market Portfolio – continued
	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Alabama Fund	$—	$—	$826	$1,258,936
Arkansas Fund	—	—	3,959	8,441,145
California Fund	—	—	6,028	10,126,966
Florida Fund	—	—	272	204,637
Georgia Fund	—	—	1,071	2,408,523
Maryland Fund	—	—	753	626,612
Massachusetts Fund	—	—	3,665	6,727,805

(8)	Subsequent Event

On July 20, 2011, the Board of Trustees of the funds approved the proposed Plan of Reorganization, whereby the Florida Fund would be reorganized into the MFS Municipal Income Fund. The Plan of Reorganization was subject to the approval of the shareholders of the Florida Fund. The proposed Plan of Reorganization provides for the transfer of the assets of the Florida Fund to the MFS Municipal Income Fund and the assumption by the MFS Municipal Income Fund of the liabilities of the Florida Fund in exchange solely for shares of beneficial interest in the MFS Municipal Income Fund. Immediately following the transfer, the MFS Municipal Income Fund shares received by the Florida Fund were distributed to shareholders, pro rata, and the Florida Fund was liquidated and terminated. The reorganization occured on November 4, 2011.

72

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in

73

Board Review of Investment Advisory Agreement – continued

comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

MFS Alabama Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

74

Board Review of Investment Advisory Agreement – continued

MFS Arkansas Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS California Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

MFS Florida Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS Georgia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst

75

Board Review of Investment Advisory Agreement – continued

performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Maryland Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Massachusetts Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

Access to Disclosures on MFS Website

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

76

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

77

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To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Municipal Series Trust

For the states of:

Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

SEMIANNUAL REPORT

September 30, 2011

MSTB-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

November 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	18.5%
Universities – Colleges	16.0%
Healthcare Revenue – Hospitals	12.6%
General Obligations – General Purpose	12.2%
Water & Sewer Utility Revenue	11.7%

Composition including fixed income credit quality (a)(i)
AAA	5.6%
AA	45.0%
A	22.3%
BBB	20.2%
BB	1.7%
B	1.5%
Not Rated	3.1%
Cash & Other	0.6%

Portfolio facts (i)
Average Duration (d)	9.3
Average Effective Maturity (m)	16.7 yrs.

MFS New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	17.2%
State & Local Agencies	14.5%
Tax – Other	12.7%
Healthcare Revenue – Hospitals	7.1%
Transportation Special Tax	5.4%

Composition including fixed income credit quality (a)(i)
AAA	2.7%
AA	44.3%
A	23.6%
BBB	21.4%
BB	3.1%
B	0.8%
Not Rated	(0.3)%
Cash & Other	4.4%

Portfolio facts (i)
Average Duration (d)	8.8
Average Effective Maturity (m)	17.4 yrs.

MFS North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	20.5%
Universities – Colleges	12.2%
Utilities – Municipal Owned	10.7%
State & Local Agencies	8.2%
Water & Sewer Utility Revenue	7.8%

Composition including fixed income credit quality (a)(i)
AAA	15.7%
AA	47.5%
A	16.9%
BBB	15.3%
BB	1.1%
B	0.5%
Not Rated	1.3%
Cash & Other	1.7%

Portfolio facts (i)
Average Duration (d)	9.1
Average Effective Maturity (m)	16.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.7%
Universities – Colleges	18.3%
General Obligations – Schools	9.0%
General Obligations – General Purpose	8.1%
Water & Sewer Utility Revenue	6.6%

Composition including fixed income credit quality (a)(i)
AAA	1.8%
AA	35.2%
A	22.6%
BBB	29.2%
BB	3.8%
B	0.8%
Not Rated	1.1%
Cash & Other	5.5%

Portfolio facts (i)
Average Duration (d)	9.3
Average Effective Maturity (m)	18.6 yrs.

MFS South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.1%
Water & Sewer Utility Revenue	13.2%
Utilities – Municipal Owned	11.4%
Universities – Colleges	9.4%
General Obligations – Schools	8.4%

Composition including fixed income credit quality (a)(i)
AAA	4.7%
AA	51.2%
A	24.9%
BBB	13.2%
BB	1.7%
B	1.1%
Not Rated	(0.7)%
Cash & Other	3.9%

Portfolio facts (i)
Average Duration (d)	9.0
Average Effective Maturity (m)	18.5 yrs.

MFS Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	22.6%
State & Local Agencies	11.8%
General Obligations – General Purpose	11.3%
Utilities – Municipal Owned	10.6%
Water & Sewer Utility Revenue	9.4%

Composition including fixed income credit quality (a)(i)
AAA	1.8%
AA	60.7%
A	10.6%
BBB	20.7%
BB	1.7%
B	0.5%
Not Rated	1.2%
Cash & Other	2.8%

Portfolio facts (i)
Average Duration (d)	9.4
Average Effective Maturity (m)	17.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	17.1%
Water & Sewer Utility Revenue	16.0%
State & Local Agencies	13.5%
Universities – Colleges	6.4%
General Obligation Improvement	5.4%

Composition including fixed income credit quality (a)(i)
AAA	19.0%
AA	38.0%
A	19.7%
BBB	18.0%
BB	2.3%
B	0.8%
Not Rated	0.5%
Cash & Other	1.7%

Portfolio facts (i)
Average Duration (d)	9.5
Average Effective Maturity (m)	18.6 yrs.

MFS West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	18.4%
Universities – Colleges	14.1%
Water & Sewer Utility Revenue	12.8%
Healthcare Revenue – Hospitals	12.6%
General Obligations – General Purpose	12.3%

Composition including fixed income credit quality (a)(i)
AAA	1.2%
AA	28.1%
A	38.3%
BBB	17.3%
BB	2.0%
B	0.6%
Not Rated	8.6%
Cash & Other	3.9%

Portfolio facts (i)
Average Duration (d)	8.4
Average Effective Maturity (m)	16.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2011 through September 30, 2011

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2011 through September 30, 2011.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.78%	$1,000.00	$1,079.12	$4.05
	Hypothetical (h)	0.78%	$1,000.00	$1,021.10	$3.94
B	Actual	1.47%	$1,000.00	$1,075.37	$7.63
	Hypothetical (h)	1.47%	$1,000.00	$1,017.65	$7.41

MFS NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.89%	$1,000.00	$1,078.39	$4.62
	Hypothetical (h)	0.89%	$1,000.00	$1,020.55	$4.50
B	Actual	1.65%	$1,000.00	$1,074.60	$8.56
	Hypothetical (h)	1.65%	$1,000.00	$1,016.75	$8.32
C	Actual	1.65%	$1,000.00	$1,074.44	$8.56
	Hypothetical (h)	1.65%	$1,000.00	$1,016.75	$8.32

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.86%	$1,000.00	$1,079.55	$4.47
	Hypothetical (h)	0.86%	$1,000.00	$1,020.70	$4.34
B	Actual	1.61%	$1,000.00	$1,075.61	$8.35
	Hypothetical (h)	1.61%	$1,000.00	$1,016.95	$8.12
C	Actual	1.61%	$1,000.00	$1,075.58	$8.35
	Hypothetical (h)	1.61%	$1,000.00	$1,016.95	$8.12

Expenses Impacting Table

Expense ratios include 0.01% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

MFS PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.80%	$1,000.00	$1,079.32	$4.16
	Hypothetical (h)	0.80%	$1,000.00	$1,021.00	$4.04
B	Actual	1.59%	$1,000.00	$1,075.95	$8.25
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02

Expenses Impacting Table

Expense ratios include 0.01% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.89%	$1,000.00	$1,074.32	$4.62
	Hypothetical (h)	0.89%	$1,000.00	$1,020.55	$4.50
B	Actual	1.64%	$1,000.00	$1,071.25	$8.49
	Hypothetical (h)	1.64%	$1,000.00	$1,016.80	$8.27

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.92%	$1,000.00	$1,075.88	$4.77
	Hypothetical (h)	0.92%	$1,000.00	$1,020.40	$4.65
B	Actual	1.67%	$1,000.00	$1,070.85	$8.65
	Hypothetical (h)	1.67%	$1,000.00	$1,016.65	$8.42

MFS VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.86%	$1,000.00	$1,078.59	$4.47
	Hypothetical (h)	0.86%	$1,000.00	$1,020.70	$4.34
B	Actual	1.61%	$1,000.00	$1,074.64	$8.35
	Hypothetical (h)	1.61%	$1,000.00	$1,016.95	$8.12
C	Actual	1.61%	$1,000.00	$1,074.56	$8.35
	Hypothetical (h)	1.61%	$1,000.00	$1,016.95	$8.12

Expenses Impacting Table

Expense ratios include 0.01% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

MFS WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.89%	$1,000.00	$1,078.61	$4.62
	Hypothetical (h)	0.89%	$1,000.00	$1,020.55	$4.50
B	Actual	1.65%	$1,000.00	$1,073.63	$8.55
	Hypothetical (h)	1.65%	$1,000.00	$1,016.75	$8.32

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%

Issuer	Shares/Par	Value ($)

Airport Revenue - 1.4%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,544,466

General Obligations - General Purpose - 12.0%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 2031	$625,000	$685,719
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	455,000	461,625
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	217,892
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	376,782
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	3,220,000	3,556,490
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,250,000	1,345,725
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 2020	620,000	737,651
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 2039	1,000,000	1,084,310
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	410,000	409,967
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	378,500
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	422,018
State of California, 6%, 2039	700,000	778,897
State of Mississippi, “A”, 5%, 2016	1,500,000	1,777,620
State of Mississippi, “A”, 5.5%, 2019	1,000,000	1,251,040
		$13,484,236
General Obligations - Improvement - 1.4%
Guam Government, “A”, 6.75%, 2029	$35,000	$36,458
Guam Government, “A”, 5.25%, 2037	155,000	136,425
Guam Government, “A”, 7%, 2039	40,000	41,805
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	225,000	189,630
State of Mississippi, “A”, 5%, 2018	1,000,000	1,213,650
		$1,617,968
General Obligations - Schools - 0.5%
Jackson, MS, Public School District, Capital Appreciation, “B”, AMBAC, 0%, 2023	$1,000,000	$538,170

Healthcare Revenue - Hospitals - 12.4%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	$1,850,000	$1,857,215
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,003,940
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	500,135
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	385,000	389,859

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	$105,000	$108,897
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	341,156
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	380,000	397,826
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	318,675
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	80,000	83,841
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 2036	500,000	515,330
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,028,520
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 2039	2,000,000	2,052,420
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	999,930
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	1,014,610
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	469,215
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	254,293
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	251,088
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	215,000	217,442
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	544,544
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	147,793
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	78,291
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	192,927
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	700,870

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	$430,000	$401,809
		$13,870,626
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$210,000	$194,735

Industrial Revenue - Paper - 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$810,150
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	781,020
		$1,591,170
Miscellaneous Revenue - Other - 0.5%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$50,000	$53,917
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	500,000	533,990
		$587,907
Multi-Family Housing Revenue - 0.9%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (d)(q)	$150,000	$83,706
Mississippi Home Corp., Multifamily Rev. (Providence Place of Sanitobia LLC), GNMA, 5.35%, 2048	1,000,000	951,860
		$1,035,566
Sales & Excise Tax Revenue - 2.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$450,000	$460,737
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	750,000	917,835
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	726,048
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	315,000	328,381
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,085,000	283,847
		$2,716,848
Single Family Housing - Other - 1.3%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	$1,500,000	$1,506,600

Single Family Housing - State - 4.5%
Mississippi Home Corp. Rev., Single Family Mortgage Rev., “A-2 “, GNMA, 5.3%, 2034	$210,000	$218,215
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 2039	290,000	301,754

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	$350,000	$351,803
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	335,000	336,327
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	170,000	179,539
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	195,000	204,128
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	390,000	392,668
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 2031	2,000,000	2,022,740
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	95,000	100,989
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 2015 (c)	1,000,000	956,200
		$5,064,363
State & Agency - Other - 1.5%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	$1,000,000	$1,073,240
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	535,000	612,955
		$1,686,195
State & Local Agencies - 18.3%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	$190,000	$203,167
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	1,121,610
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	1,320,000	1,388,389
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 2027	1,000,000	1,092,090
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), N, 5%, 2023	345,000	392,876
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2024	360,000	404,536
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2025	380,000	424,350
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,066,250
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,207,114
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 2022	500,000	538,300
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 2036	500,000	515,835

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	$1,000,000	$1,090,420
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,031,510
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 2036	500,000	516,320
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	812,123
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 2031	1,200,000	1,272,084
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,426,642
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,010,750
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	939,870
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,038,900
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	826,950
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,720,578
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	536,075
		$20,576,739
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$125,000	$128,268
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	41,008
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	118,571
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	137,311
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	790,000	781,681
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	89,807
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	86,398
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	295,000	306,750
		$1,689,794

Issuer	Shares/Par	Value ($)

Tobacco - 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$113,979
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	420,000	435,217
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	530,000	341,373
		$890,569
Transportation - Special Tax - 2.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$1,192,363
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,263,384
		$2,455,747
Universities - Colleges - 15.8%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,059,570
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	985,016
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,381,573
Jackson State University, Educational Building Corp. Rev. (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	771,158
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 2034	1,500,000	1,592,925
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,158,262
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,115,370
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 2037	2,000,000	2,031,580
University of California Rev., “J”, AGM, 4.5%, 2035	985,000	986,172
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,582,245
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 2034	715,000	737,708
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	500,000	520,665
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	750,000	783,510
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	1,045,330
		$17,751,084

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Dormitories - 1.0%
Mississippi State University, Educational Building Corp., 5%, 2036	$1,000,000	$1,062,130

Utilities - Investor Owned - 1.4%
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	$505,000	$457,424
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	410,000	412,091
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	370,000	434,828
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	265,000	308,487
		$1,612,830
Utilities - Municipal Owned - 4.5%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,001,410
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	175,076
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	1,000,000	1,032,400
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	164,911
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	106,106
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	485,000	514,832
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	981,840
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	1,045,480
		$5,022,055
Utilities - Other - 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$375,000	$376,665
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	184,567
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	94,373
		$655,605

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 11.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$2,000,000	$2,073,700
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	240,000	286,418
Grenada, MS, Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 2030	1,000,000	1,026,330
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	285,000	274,948
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.25%, 2021	1,270,000	1,346,886
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.05%, 2027	1,610,000	1,678,280
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), AGM, 5.625%, 2012 (c)	500,000	529,845
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,073,920
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 2029	2,000,000	2,069,820
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032 (c)	250,000	260,758
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 2023	1,220,000	1,359,056
		$12,979,961
Total Municipal Bonds (Identified Cost, $105,973,543)		$110,135,364

Money Market Funds (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	736,045	$736,045
Total Investments (Identified Cost, $106,709,588)		$110,871,409

Other Assets, Less Liabilities - 1.2%		1,385,038
Net Assets - 100.0%		$112,256,447

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.2%

Issuer	Shares/Par	Value ($)

Airport Revenue - 1.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$555,000	$611,431
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	1,000,000	1,040,470
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	1,160,000	1,194,452
Port Authority NY & NJ, Special Obligation Rev. (JFK International), NATL, 6.25%, 2015	1,000,000	1,105,850
		$3,952,203
General Obligations - General Purpose - 4.5%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$1,480,000	$1,619,046
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	495,000	490,258
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	872,277
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,600,000	1,722,528
New York, NY, “B”, 5%, 2018	3,000,000	3,571,200
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,172,050
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,015
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	384,149
		$9,836,523
General Obligations - Improvement - 0.2%
Guam Government, “A”, 5.25%, 2037	$290,000	$255,246
Guam Government, “A”, 7%, 2039	105,000	109,738
		$364,984
General Obligations - Schools - 1.9%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,755,501
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	524,825
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	560,135
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	593,105
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	623,620
		$4,057,186
Healthcare Revenue - Hospitals - 7.1%
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	$550,000	$576,109
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	411,405

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	$365,000	$362,065
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	1,425,000	1,314,719
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	165,000	172,922
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	150,778
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	1,010,830
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	35,807
New York Dormitory Authority Rev., Non-State Supported Debt, 6.25%, 2037	750,000	743,250
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,638,670
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,305,220
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2026	2,000,000	2,081,720
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 2025	750,000	814,365
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,114,330
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	172,240
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	411,926
Westchester County, NY, Health Care Corp. Rev.,”B”, 6%, 2030	1,000,000	1,069,170
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	945,000	883,046
		$15,268,572
Healthcare Revenue - Long Term Care - 1.6%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$337,664
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	550,000	519,162

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southhold, Inc.), 6%, 2040	$1,000,000	$1,023,230
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	382,578
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	120,000	127,604
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	188,235
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	361,040
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal on Hudson), “A”, 6.5%, 2013 (c)	300,000	322,785
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	21,275
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	137,389
		$3,420,962
Human Services - 0.9%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$197,745
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	705,585
New York Dormitory Authority Rev., Non-State Supported Debt (Nysarc, Inc.), “A”, 6%, 2032	705,000	782,642
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	215,000	203,048
		$1,889,020
Industrial Revenue - Airlines - 0.2%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	$350,000	$346,854
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	125,000	123,733
		$470,587
Industrial Revenue - Other - 2.4%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$3,180,000	$3,236,699
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	441,125
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,123,880

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - continued
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$430,000	$398,743
		$5,200,447
Industrial Revenue - Paper - 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$470,343
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	700,707
		$1,171,050
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$1,827,875
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (a)(d)	439,999	4
		$1,827,879
Miscellaneous Revenue - Other - 2.1%
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	$2,500,000	$2,664,150
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	1,000,000	1,040,660
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	1,045,000	881,175
		$4,585,985
Multi-Family Housing Revenue - 3.2%
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	$1,520,000	$1,542,906
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	790,000	761,797
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,015,690
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	2,003,000
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	502,540
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	1,000,000	1,004,110
		$6,830,043
Sales & Excise Tax Revenue - 3.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$1,000,000	$1,029,430
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,000,000	1,008,400
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,070,000	1,166,321
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	630,000	656,762

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	$930,000	$1,014,314
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	930,000	959,751
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	11,315,000	683,765
Schenectady, NY, Metroplex Development Authority Rev., “A”, NATL, 5.375%, 2021	475,000	488,794
		$7,007,537
Single Family Housing - State - 1.9%
New York Mortgage Agency Rev., 5.1%, 2024	$315,000	$316,166
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,679,983
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	498,140
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,490,000	1,539,945
		$4,034,234
Solid Waste Revenue - 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$859,903

State & Agency - Other - 1.3%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$928,800
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	716,809
New York State Dormitory Authority Rev. (State University), “B”, FGIC, 5.25%, 2019	1,040,000	1,191,538
		$2,837,147
State & Local Agencies - 14.3%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.968%, 2037	$1,405,000	$896,179
New York City Educational Construction Fund Rev., “A”, 5.75%, 2033	1,860,000	2,099,233
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,450,000	2,791,677
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,331,897
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,690,000	1,696,422
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, NATL, 5.25%, 2031	725,000	726,015
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	2,070,620
New York Dormitory Authority Rev., State Supported Debt, AGM, 5.25%, 2030	25,000	25,047
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,062,600
New York Thruway Authority, Personal Income Tax Rev., “A”, 5%, 2018	1,710,000	2,039,243
New York Tobacco Settlement Financing Corp., “A-1”, 5.5%, 2012 (c)	1,475,000	1,525,283

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
New York Tobacco Settlement Financing Corp., “A-1”, 5.5%, 2018	$525,000	$541,627
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,344,900
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	2,992,578
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,226,300
New York Urban Development Corp. Rev., Personal Income Tax, “C”, 5%, 2018	3,000,000	3,615,810
New York Urban Development Corp. Rev., Service Contract, “A-2”, 5%, 2020	2,000,000	2,315,280
United Nations Development Corp., “A”, 5%, 2026	500,000	543,370
		$30,844,081
Tax - Other - 12.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$270,000	$277,058
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	92,269
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 2023	3,000,000	3,547,080
New York Dormitory Authority, State Personal Income Tax Rev., “E”, 5%, 2018	3,000,000	3,572,520
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 2040	2,000,000	2,148,680
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,139,440
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, GNMA, 5%, 2026	3,000,000	3,282,720
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,062,540
New York, NY, City Transitional Finance Authority Rev., “B”, 5%, 2021	2,000,000	2,417,120
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2027	3,000,000	3,401,100
New York, NY, City Transitional Finance Authority Rev., “E”, 5%, 2017	2,000,000	2,408,660
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	650,950
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	1,250,000	1,181,675
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,080,000	1,068,628
		$27,250,440
Tobacco - 2.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$243,155
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	765,000	530,397
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,595,000	1,122,354

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tobacco - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.3% to 2037	$1,235,000	$786,954
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	355,000	367,862
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,040,000	669,864
New York County Tobacco Trust II, 5.625%, 2035	800,000	641,664
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	331,435
		$4,693,685
Toll Roads - 1.3%
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	$2,000,000	$2,171,600
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	300,000	304,161
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, NATL, 5%, 2032	310,000	312,344
		$2,788,105
Transportation - Special Tax - 5.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$1,530,000	$1,584,789
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	2,060,760
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,371,960
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	275,000	287,727
New York Thruway Authority, “B”, 5%, 2015	2,620,000	2,997,856
New York Thruway Authority, General Rev., Highway & Bridges, “A-1”, 5%, 2020	1,750,000	2,091,618
		$11,394,710
Universities - Colleges - 16.9%
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 2031	$1,000,000	$1,030,520
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	1,000,000	1,002,400
Hempstead, NY, Industrial Development Agency Civic Rev. (Adelphi University), 5%, 2030	1,515,000	1,557,965
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2039	500,000	517,465
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,945,000	2,026,787
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,629,459
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), ”B”, 5.25%, 2029	1,325,000	1,421,089
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2023	500,000	571,175

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2024	$1,000,000	$1,128,120
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2025	1,000,000	1,117,580
Nassau County, NY, Industrial Development Agency Rev. (New York Institute of Technology), “A”, 4.75%, 2026	1,000,000	1,017,300
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,143,309
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,034,300
New York Dormitory Authority Rev. (St. John’s University), “A”, NATL, 5%, 2017	300,000	303,567
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	646,476
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,112,840
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	2,061,000
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,955,000	2,096,796
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 2035	2,000,000	2,050,540
New York Dormitory Authority Rev., Non-State Supported Debt (The Convent of the Sacred Heart), AGM, 5.625%, 2035	1,250,000	1,348,263
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 2020	2,000,000	2,289,380
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 2040	2,000,000	2,019,960
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	2,036,520
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	506,965
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,298,737
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	1,000,000	1,012,430
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	623,167
		$36,604,110
Universities - Dormitories - 1.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	$2,000,000	$2,105,520

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$535,000	$557,117

Utilities - Investor Owned - 1.6%
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	$1,000,000	$985,340
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	1,022,196
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	1,500,000	1,504,440
		$3,511,976
Utilities - Municipal Owned - 2.7%
Guam Power Authority Rev., “A”, 5.5%, 2030	$515,000	$512,595
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 2021	1,500,000	1,737,150
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,144,360
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,259,040
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	200,314
		$5,853,459
Utilities - Other - 0.5%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,130,299

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 4.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$1,240,000	$1,285,694
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	303,890
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,296,948
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030 (f)	1,245,000	1,310,201
New York, NY, Municipal Water & Sewer Finance Authority Rev., “FF-1”, 5%, 2016	2,500,000	2,928,600
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	665,000	724,863
Suffolk County, NY, Water Authority Rev., ETM, NATL, 5.1%, 2012 (c)	895,000	923,175
		$9,773,371
Total Municipal Bonds (Identified Cost, $201,511,817)		$210,121,135

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	1,847,326	$1,847,326
Total Investments (Identified Cost, $203,359,143)		$211,968,461

Other Assets, Less Liabilities - 2.0%		4,237,052
Net Assets - 100.0%		$216,205,513

Derivatives Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	27	$3,850,875	December - 2011	$(153,868)
U.S. Treasury Note 10 yr (Short)	USD	20	2,601,875	December - 2011	(21,007)

					$(174,875)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.2%

Issuer	Shares/Par	Value ($)

Airport Revenue - 3.4%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,549,076
Charlotte, NC, Airport Rev., “A”, 4.75%, 2028	1,250,000	1,315,663
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,047,100
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,555,728
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	1,055,000	1,162,272
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 2036	3,440,000	3,679,734
		$14,309,573
General Obligations - General Purpose - 4.1%
Cary, NC, Public Improvement, “B”, 4%, 2017	$3,305,000	$3,801,675
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	3,750,000	4,060,463
Mecklenburg County, NC, “A”, 5%, 2018	5,100,000	6,238,524
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	1,022,514
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,705,000	1,733,150
		$16,856,326
General Obligations - Improvement - 5.3%
Guam Government, “A”, 6.75%, 2029	$240,000	$250,001
Guam Government, “A”, 7%, 2039	265,000	276,957
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	2,177,640
New Hanover County, NC, Public Improvement, “A”, 5%, 2030	2,000,000	2,259,940
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,618,055
State of North Carolina, “B”, 5%, 2017	4,700,000	5,640,423
State of North Carolina, “B”, 5%, 2018	3,000,000	3,656,280
State of North Carolina, “C”, 5%, 2019	5,000,000	6,123,850
		$22,003,146
General Obligations - Schools - 4.9%
Folsom Cordova, CA, Unified School District, School Facilities Improvement District No. 4 (Election 2006), Capital Appreciation, “A”, NATL, 0%, 2026	$3,920,000	$1,603,045
Johnston County, NC, “B”, 5%, 2018	1,425,000	1,706,666
New Hanover County, NC, Public Improvement, 5%, 2012 (c)	1,435,000	1,479,715
Wake County, NC, “C”, 5%, 2020	3,000,000	3,680,070
Wake County, NC, “C”, 5%, 2021 (f)	6,500,000	8,038,550
Wake County, NC, “C”, 5%, 2024	3,000,000	3,716,040
		$20,224,086

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 20.2%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,608,680
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	1,028,390
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5.25%, 2034	4,000,000	4,164,000
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	1,009,040
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. Unrefunded (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,700,956
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	725,000	719,171
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	394,102
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,196,669
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,812,465
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	310,000	324,883
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	245,000	254,763
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,450,000	1,487,671
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	790,000	798,974
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,098,989
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	56,269
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	3,500,000	3,688,545
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 2026	2,000,000	2,073,880
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 2031	1,000,000	1,044,600
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare System), 5.75%, 2035	800,000	831,288

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	$1,155,000	$1,122,083
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	1,620,000	1,677,445
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	3,500,000	3,618,930
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	2,000,000	2,068,020
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	1,927,534
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 2040	3,000,000	3,030,060
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 2030	5,250,000	5,369,018
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	2,045,000	2,067,066
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), “A”, ASSD GTY, 5.625%, 2038	500,000	522,100
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,695,824
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 4.75%, 2035	2,000,000	1,988,660
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,333,130
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	2,215,000	2,349,185
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 2034	3,000,000	3,033,420
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2013	1,000,000	941,500
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2015	1,140,000	986,225
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	820,000	820,246
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,018,630
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,206,236

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	$10,135,000	$11,334,984
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,423,010
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	514,537
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	281,848
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	662,210
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,403,766
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,396,988
		$84,085,990
Healthcare Revenue - Long Term Care - 1.0%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,034,630
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	892,720
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 2031	480,000	464,126
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 2039	1,520,000	1,462,711
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	37,231
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	232,505
		$4,123,923
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$797,487

Industrial Revenue - Paper - 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 2034	$1,000,000	$1,012,110

Miscellaneous Revenue - Other - 1.0%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$185,000	$199,491
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,870,000	1,997,123

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	$1,000,000	$1,186,770
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	1,890,000	621,999
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	100,000	102,263
		$4,107,646
Multi-Family Housing Revenue - 1.7%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,929,580
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,999,960
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,294,620
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	994,500
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	1,003,510
		$7,222,170
Port Revenue - 0.2%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	$1,000,000	$1,015,420

Sales & Excise Tax Revenue - 3.3%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$1,675,000	$1,787,811
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2032	2,865,000	3,452,640
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,740,000	1,874,467
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,740,000	1,896,635
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	840,000	866,872
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	4,540,000	1,111,982
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	1,970,000	1,734,624
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	4,135,000	1,081,757
		$13,806,788
Single Family Housing - State - 3.9%
North Carolina Housing Finance Agency Rev., “12-C”, 5.35%, 2033	$500,000	$500,240
North Carolina Housing Finance Agency Rev., “15-A”, AGM, 4.95%, 2032	395,000	393,471
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,265,000	2,269,553

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	$1,915,000	$1,810,441
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,895,000	1,871,142
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	945,000	970,874
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,905,000	1,849,298
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,965,000	1,973,430
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,530,000	1,530,214
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	325,000	325,335
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	995,000	995,348
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	190,000	191,421
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	600,000	600,162
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,115,000	1,115,446
		$16,396,375
State & Agency - Other - 2.3%
Charlotte, NC, COP (Transit Projects), 5%, 2033	$3,000,000	$3,152,160
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	2,043,312
Charlotte, NC, COP, “E”, 5%, 2026	760,000	830,080
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,105,060
Harnett County, NC, COP, AGM, 5.25%, 2015	1,020,000	1,086,014
Rockingham, NC, COP, AMBAC, 5.125%, 2024	350,000	361,932
		$9,578,558
State & Local Agencies - 8.1%
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	$5,130,000	$5,385,731
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.968%, 2037	2,260,000	1,441,541
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2045	1,355,000	1,331,084
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	432,712
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	3,230,000	3,527,063
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	380,807
Mooresville, NC, COP, 5%, 2032	3,120,000	3,224,489
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2024	750,000	850,913
Pitt County, NC, Limited Obligation, “A”, 5%, 2035	2,000,000	2,151,700
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	903,697
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,126,420

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Wake County, NC, 5%, 2033	$6,000,000	$6,666,240
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,323,160
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,822,488
		$33,568,045
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$430,979
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	148,655
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,081,330
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	301,788
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	330,869
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	310,017
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	2,090,000	2,067,992
		$4,671,630
Tobacco - 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$391,328
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	1,295,000	897,862
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	680,000	478,496
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,975,000	2,046,554
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,480,000	953,268
		$4,767,508
Transportation - Special Tax - 4.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 6%, 2018	$10,850,000	$12,374,317
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	1,715,000	1,887,340
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	1,985,000	2,406,654
		$16,668,311
Universities - Colleges - 12.0%
Appalachian State University, NC, Rev., 4%, 2019	$1,080,000	$1,206,608
Appalachian State University, NC, Rev., “C”, NATL, 5%, 2030	1,000,000	1,040,370
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,163,810
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,084,100

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	$1,545,000	$1,793,312
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.25%, 2033	1,000,000	1,027,590
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,074,550
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	943,827
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,159,720
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,070,690
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,098,900
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,692,250
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,891,318
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	3,240,000	3,323,560
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	450,000	445,059
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,186,453
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,077,720
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,519,588
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	214,974
University of North Carolina, Greensboro, 5%, 2026	3,000,000	3,314,730
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 2034	1,890,000	2,018,255
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,232,345
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,146,900
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2024	1,615,000	1,865,890
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2025	1,705,000	1,952,123
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,066,080
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,404,521
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,891,521
		$49,906,764

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 0.6%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,555,000

Utilities - Municipal Owned - 10.6%
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	$1,630,000	$1,937,108
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	587,350
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	17,254,541
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,452,000
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2020 (u)	6,000,000	6,252,300
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,657,250
Raleigh, NC, “A”, 5%, 2020	4,000,000	4,918,000
		$44,058,549
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$1,858,381
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,059,684
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,266,406
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	798,439
		$4,982,910
Water & Sewer Utility Revenue - 7.7%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,072,900
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	3,000,000	3,214,410
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2036	4,410,000	4,825,069

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	$3,675,000	$3,803,074
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	805,000	960,695
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,753,022
Durham County, NC, Enterprise Systems Rev., 5%, 2029	1,590,000	1,807,655
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,903,230
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,548,008
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	729,988
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	2,000,000	2,147,560
Kannapolis, NC, Water & Sewer Rev., “B”, AGM, 5.25%, 2021	1,000,000	1,011,890
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 2030	500,000	553,535
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,108,450
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 2036	800,000	889,488
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,687,232
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,209,760
		$32,225,966
Total Municipal Bonds (Identified Cost, $391,783,318)		$408,944,281

Money Market Funds (v) - 3.1%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	12,675,765	$12,675,765
Total Investments (Identified Cost, $404,459,083)		$421,620,046

Other Assets, Less Liabilities - (1.3)%		(5,281,022)
Net Assets - 100.0%		$416,339,024

Derivative Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	40	$5,203,750	December - 2011	$(42,015)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.9%

Issuer	Shares/Par	Value ($)

Airport Revenue - 3.0%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,071,866
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	335,000	369,063
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 2040	2,000,000	2,049,460
Sacramento County, CA, Airport Systems Rev., 5%, 2040	470,000	475,273
		$3,965,662
General Obligations - General Purpose - 8.0%
Berks County, PA, 5%, 2022	$1,700,000	$1,974,057
Commonwealth of Pennsylvania, 5%, 2015	1,515,000	1,736,463
Commonwealth of Pennsylvania, 5%, 2019	1,000,000	1,211,790
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	247,605
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	438,719
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,191,154
Luzerne County, PA, NATL, 5.25%, 2012 (c)	500,000	527,490
Luzerne County, PA, AGM, 6.75%, 2023	500,000	576,520
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	508,433
State of Maryland, “C”, 5%, 2019 (f)	1,000,000	1,232,650
		$10,644,881
General Obligations - Improvement - 0.1%
Guam Government, “A”, 6.75%, 2029	$75,000	$78,125
Guam Government, “A”, 7%, 2039	90,000	94,061
		$172,186
General Obligations - Schools - 8.9%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,043,010
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2031	1,150,000	462,484
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2033	760,000	273,760
Daniel Boone, PA, School District, 5%, 2032	500,000	528,490
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,395,245
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	766,568
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,043,560
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	591,062
Palmyra, PA, School District, FGIC, 5.375%, 2012 (c)	820,000	844,305
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	53,154
Reading, PA, School District, “A”, 5%, 2018	1,000,000	1,114,630

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Reading, PA, School District, “A”, 5%, 2020	$665,000	$734,626
Scranton, PA, School District, “A”, AGM, 5%, 2027	1,340,000	1,446,852
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	515,620
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,081,910
		$11,895,276
Healthcare Revenue - Hospitals - 18.4%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$760,274
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	1,000,000	1,056,660
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	579,850
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	425,035
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	760,132
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	561,855
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	521,050
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 2041	500,000	529,150
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 2040	1,000,000	1,026,700
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare Project), 4.5%, 2042	860,000	805,631
Dauphin County, PA, General Authority Health Systems Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	812,625
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	305,000	309,468
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	426,260
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2012 (c)	675,000	709,688
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	500,000	512,720
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	705,000	705,895

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	$1,000,000	$1,048,620
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	511,735
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	408,295
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	548,005
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	198,692
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	850,000	792,676
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	352,286
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	190,000	211,590
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	606,846
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	656,112
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), AGM, 5.25%, 2019	500,000	505,855
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	746,835
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	105,000	110,041
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	77,989
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	839,745
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	246,313
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	245,638
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	401,872
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	20,000	20,461
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	492,145
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	965,650
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	392,250
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	835,455
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	505,445
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2040	500,000	499,210
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	169,688

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	$350,000	$350,133
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 2030	1,000,000	992,190
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	453,203
		$24,687,968
Healthcare Revenue - Long Term Care - 2.7%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$246,743
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	244,047
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	238,883
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	43,728
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	120,251
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	500,000	465,365
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	510,235
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	503,165
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	500,085
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	259,800
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	213,598
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	65,000	69,119
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	105,000	109,804
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	10,638
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	73,979
		$3,609,440

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$147,854

Industrial Revenue - Other - 1.4%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (b)	$300,000	$305,550
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	151,722
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	1,112,410
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	250,374
		$1,820,056
Miscellaneous Revenue - Other - 0.9%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$60,000	$64,700
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	610,000	651,468
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	520,000	474,687
		$1,190,855
Sales & Excise Tax Revenue - 2.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$580,000	$619,063
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2032	920,000	1,108,701
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	570,000	621,676
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	570,000	588,234
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,300,000	340,093
		$3,277,767
Single Family Housing - Local - 0.8%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$330,000	$331,386
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	790,000	777,352
		$1,108,738
Single Family Housing - State - 5.9%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	$1,085,000	$1,089,036
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	1,000,000	1,005,940
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	50,000	49,996

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	$400,000	$402,072
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	500,000	501,085
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “91-A”, 4.875%, 2026	370,000	370,174
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,080,000	1,049,242
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	300,000	307,455
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	502,270
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	998,090
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “96-A”, 4.7%, 2037	730,000	690,215
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	994,000
		$7,959,575
Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,039
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	500,000	525,200
		$825,239
State & Agency - Other - 0.6%
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	$675,000	$773,354

State & Local Agencies - 2.6%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$715,000	$799,241
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.968%, 2037	730,000	465,631
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.142%, 2018 (p)	50,000	61,782
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	557,315
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	521,320
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,029,880
		$3,435,169
Student Loan Revenue - 1.1%
Pennsylvania Higher Education, Capital Acquisition Rev., NATL, 5%, 2026	$1,500,000	$1,418,880

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - 0.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$140,000	$143,660
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,134
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	134,740
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	137,311
		$461,845
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$240,000	$209,698

Tobacco - 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$121,578
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	895,000	629,785
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	665,000	423,745
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	755,000	782,354
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	500,000	322,050
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	90,000	84,305
		$2,363,817
Toll Roads - 0.8%
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	$1,000,000	$1,034,820

Transportation - Special Tax - 2.0%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$655,000	$794,135
Pennsylvania Turnpike Commission, NATL, 5%, 2024	1,775,000	1,862,153
		$2,656,288
Universities - Colleges - 18.0%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$262,860
Allegheny County, PA (Chatham College), 5.95%, 2032	335,000	335,342
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	1,250,000	1,292,125
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,056,950
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	254,723

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	$500,000	$501,385
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	275,008
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,056,080
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	311,283
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 2031	565,000	557,429
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 2034	750,000	778,650
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	380,678
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 2040	1,000,000	961,020
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	505,440
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	506,405
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,094,153
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	524,660
Lycoming County, PA (College of Technology), AMBAC, 5.25%, 2032	750,000	741,600
Montgomery County, PA, Higher Education & Health Authority Rev. (Acadia University), 5.25%, 2030	1,100,000	1,108,987
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	586,164
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	265,103
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	553,610
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	509,650
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	505,750
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	645,542
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	500,000	503,335
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5%, 2037	500,000	451,300
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	520,120

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	$1,500,000	$1,550,790
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	302,172
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	299,976
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,041,700
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,040,390
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	1,000,000	1,063,060
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 2035	1,000,000	1,046,740
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	696,060
		$24,086,240
Universities - Dormitories - 1.6%
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	$750,000	$652,770
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,000,000	1,003,260
Pennsylvania Higher Education Facilities Authority Rev. (Shippensburg University), 6.25%, 2043	500,000	515,725
		$2,171,755
Universities - Secondary Schools - 1.6%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$345,000	$359,262
Pennsylvania Economic Development Financing Authority Rev. (Germantown Friends School Project), 5.35%, 2031	600,000	600,696
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 2040	500,000	460,175
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	665,000	682,789
		$2,102,922
Utilities - Cogeneration - 0.8%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$50,000	$48,964
Pennsylvania Economic Development Financing Authority Rev., Water Facilities Rev. (Aqua Pennsylvania, Inc.), “B”, 5%, 2043	1,000,000	1,057,120
		$1,106,084

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 2.5%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,075,340
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	415,000	487,712
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	110,000	128,051
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	656,262
Pennsylvania Economic Development Financing Authority, Water Facility Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	1,054,510
		$3,401,875
Utilities - Municipal Owned - 1.0%
Guam Power Authority Rev., “A”, 5.5%, 2030	$315,000	$313,529
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,000,000	998,450
		$1,311,979
Utilities - Other - 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$597,533
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	291,690
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	421,865
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	233,449
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	252,922
		$1,797,459
Water & Sewer Utility Revenue - 6.5%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 2040	$1,000,000	$1,053,240
Bucks County, PA (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	1,005,740
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	500,000	512,335
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,036,850
Erie, PA, Water Authority Rev., AGM, 5%, 2043	1,000,000	1,046,430
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	752,633
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	260,000	250,830
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	840,330
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	454,854
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,055,940
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	760,080
		$8,769,262
Total Municipal Bonds (Identified Cost, $124,770,626)		$128,406,944

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 1.5%

Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	1,959,110	$1,959,110
Total Investments (Identified Cost, $126,729,736)		$130,366,054

Other Assets, Less Liabilities - 2.6%		3,512,781
Net Assets - 100.0%		$133,878,835

Derivative Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	16	$2,282,000	December - 2011	$(91,181)
U.S. Treasury Note 10 yr (Short)	USD	13	1,691,219	December - 2011	(13,655)

					$(104,836)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.0%

Issuer	Shares/Par	Value ($)

Airport Revenue - 2.1%
Horry County, SC, Airport Rev. (Myrtle Beach International Airport),”A”, 5%, 2040	$2,250,000	$2,297,757
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,536,495
		$3,834,252
General Obligations - General Purpose - 3.2%
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	$1,000,000	$1,136,370
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	655,000	709,227
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	345,000	341,695
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	578,077
Hilton Head Island, SC, Rev., NATL, 5.125%, 2022 (c)	1,000,000	1,025,530
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	630,000	629,950
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,235,000	1,255,390
		$5,676,239
General Obligations - Improvement - 3.6%
Guam Government, “A”, 5.25%, 2037	$280,000	$246,445
Guam Government, “A”, 7%, 2039	50,000	52,256
South Carolina, State Highway, “A”, 5%, 2018 (f)	5,150,000	6,269,353
		$6,568,054
General Obligations - Schools - 8.4%
Chesterfield County, SC, School District, AGM, 5%, 2023	$3,000,000	$3,058,470
Orangeburg County, SC, Consolidated School District, 4%, 2019	1,315,000	1,465,107
Orangeburg County, SC, Consolidated School District, AGM, 5.25%, 2020	1,065,000	1,086,833
Orangeburg County, SC, Consolidated School District, AGM, 5.375%, 2022	2,050,000	2,195,817
Richland County, SC, School District No.1, “A”, 5%, 2025	2,000,000	2,338,660
Richland County, SC, School District No.1, “A”, 5%, 2029	2,000,000	2,263,560
Richland County, SC, School District, “A”, 5%, 2016	975,000	1,135,514
York County, SC, School District, 5%, 2030	1,570,000	1,629,707
		$15,173,668
Healthcare Revenue - Hospitals - 17.8%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$400,000	$405,860
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	925,000	926,175

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	$1,050,000	$1,075,043
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 2037	3,000,000	3,041,400
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,963,312
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,001,110
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	1,020,480
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,055,000	1,067,249
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	562,909
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	160,752
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	503,861
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	605,000	633,381
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	909,868
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	281,838
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	281,838
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,501,500
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,105,580
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	463,075
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	400,000	404,544
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	445,000	440,586
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	830,000	769,551
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	631,063
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,086,791
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	274,924

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	$990,000	$990,297
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,550,040
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	760,073
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), AGM, 5%, 2035	650,000	665,152
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	375,000	316,163
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	275,000	276,177
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2012 (c)	1,425,000	1,463,019
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2032	825,000	827,541
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	109,607
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	265,927
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5.6%, 2029	685,000	686,096
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,034,879
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	598,042
		$32,055,703
Healthcare Revenue - Long Term Care - 0.7%
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	$400,000	$328,420
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042 (a)	500,000	248,555
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	333,992
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	375,796
		$1,286,763
Human Services - 0.4%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$790,000	$797,086

Issuer	Shares/Par	Value ($)

Industrial Revenue - Chemicals - 0.5%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$921,170

Industrial Revenue - Other - 0.9%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,269,820
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	357,014
		$1,626,834
Industrial Revenue - Paper - 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,016,090

Miscellaneous Revenue - Other - 1.7%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$80,000	$86,266
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	810,000	865,064
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	775,000	255,053
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	570,000	570,428
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	595,333
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	630,265
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	45,000	46,018
		$3,048,427
Multi-Family Housing Revenue - 1.2%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$1,001,500
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,193,484
		$2,194,984
Port Revenue - 0.2%
South Carolina Ports Authority, Ports Rev., 5.25%, 2040	$250,000	$267,508

Sales & Excise Tax Revenue - 3.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$725,000	$742,299
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2032	1,235,000	1,488,311
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	735,000	741,174

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	$745,000	$812,542
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,500,000	1,547,985
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	1,840,000	450,671
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,690,000	442,121
		$6,225,103
Single Family Housing - State - 3.4%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.5%, 2034	$135,000	$137,520
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	880,000	870,566
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	975,000	983,960
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 6%, 2020	260,000	264,545
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 5.35%, 2024	1,490,000	1,502,903
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	995,000	994,493
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	1,500,000	1,453,110
		$6,207,097
Solid Waste Revenue - 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,044,120

State & Local Agencies - 3.4%
Charleston,SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 2031	$3,720,000	$3,863,443
Greenville County, SC, School District Installment Purchase Rev., 5%, 2027	500,000	534,345
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 2028	680,000	724,071
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	310,097
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	689,247
		$6,121,203
Tax - Other - 2.1%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 2022	$1,025,000	$1,167,762
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2029	750,000	767,355
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2030	500,000	510,150
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	184,705

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	$60,000	$61,513
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	665,000	655,191
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	172,467
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	183,082
		$3,702,225
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$440,000	$356,849

Tobacco - 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$170,969
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,130,000	795,147
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	840,000	535,256
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	850,000	880,796
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	845,000	544,265
		$2,926,433
Transportation - Special Tax - 4.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$1,250,000	$1,294,763
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	860,000	1,042,681
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	500,000	500,725
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,062,980
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,500,000	1,513,965
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,689,497
		$8,104,611
Universities - Colleges - 9.2%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	$800,000	$830,104
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,452,970
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	1,029,950
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,055,000	1,102,359
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	200,000	197,804

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	$1,000,000	$1,032,190
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2035	1,000,000	1,073,440
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,098,630
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2040	2,000,000	2,151,400
University of South Carolina, Higher Education Rev., “A”, 5%, 2035	2,555,000	2,759,656
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,065,090
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,848,432
		$16,642,025
Utilities - Investor Owned - 1.7%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$800,000	$940,168
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	150,000	174,615
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	2,000,000	2,003,720
		$3,118,503
Utilities - Municipal Owned - 11.3%
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	$700,000	$831,887
Easley, SC, Utility Rev., AGM, 5%, 2012 (c)	1,000,000	1,053,090
Easley, SC, Utility Rev., AGM, 5.25%, 2031	2,500,000	2,692,650
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,527,461
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	186,018
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,376,107
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 2030	1,000,000	1,058,420
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	540,282
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 2033	1,000,000	1,084,600
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	2,000,000	2,146,340
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,736,800
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,044,880
		$20,278,535
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$751,027
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	133,156

Issuer	Shares/Par	Value ($)

Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$270,000	$269,368
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	140,000	139,076
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	559,575
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	327,311
		$2,179,513
Water & Sewer Utility Revenue - 13.0%
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	$2,000,000	$2,037,720
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 2035	1,000,000	1,109,150
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,058,720
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2029	1,020,000	1,079,038
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,073,700
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,076,300
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 2024	1,000,000	1,128,640
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	1,000,000	1,072,410
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	303,890
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,167,940
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	1,770,000	1,841,844
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, AGM, 5.375%, 2023	500,000	517,845
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,290,375
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,177,440
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 2017	2,040,000	2,423,296
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	577,692
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, NATL, 5%, 2027	1,490,000	1,507,999
		$23,443,999
Total Municipal Bonds (Identified Cost, $168,454,752)		$174,816,994

Money Market Funds (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	4,148,961	$4,148,961
Total Investments (Identified Cost, $172,603,713)		$178,965,955

Other Assets, Less Liabilities - 0.7%		1,345,410
Net Assets - 100.0%		$180,311,365

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	13	$1,854,125	December - 2011	$(74,085)
U.S. Treasury Note 10 yr (Short)	USD	17	2,211,594	December - 2011	(17,856)

					$(91,941)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%

Issuer	Shares/Par	Value ($)

Airport Revenue - 1.9%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	$1,000,000	$1,049,740
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 2025	1,000,000	1,078,270
		$2,128,010
General Obligations - General Purpose - 11.2%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	$930,000	$1,006,995
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	267,413
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	469,687
Johnson City, TN, 5%, 2031	1,000,000	1,085,240
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2021	2,000,000	2,402,420
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,203,240
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 2034	1,000,000	1,067,820
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	480,000	479,962
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,074,000
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	542,328
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	598,810
Sumner County, TN, 5%, 2021	1,300,000	1,589,718
		$12,787,633
General Obligations - Improvement - 1.2%
Guam Government, “A”, 5.25%, 2037	$215,000	$189,234
Williamson County, TN, School District, “A”, 4%, 2019	1,015,000	1,163,099
		$1,352,333
General Obligations - Schools - 2.1%
Rutherford County, TN, School & Public Improvement, 5%, 2022	$1,510,000	$1,551,510
Williamson County, TN, School District, 5%, 2026	740,000	907,973
		$2,459,483
Healthcare Revenue - Hospitals - 22.3%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	$1,000,000	$1,110,270
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare Project), 4.5%, 2042	715,000	669,798
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	295,000	299,322

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$680,000	$680,864
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	129,639
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	425,133
Jackson, TN, Hospital Rev. (Jackson-Madison Project), 5.625%, 2038	1,000,000	1,054,070
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	1,165,000	1,167,575
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	400,000	403,444
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	600,000	595,134
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	790,000	827,059
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	278,746
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	307,257
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	1,005,440
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	4,000,000	986,400
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,464,532
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	929,780
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2013 (c)	545,000	576,299
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2022	455,000	460,970
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	672,206
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	85,000	89,081

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$510,000	$515,794
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	535,000	496,036
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Group), “C”, 5%, 2040	1,500,000	1,580,640
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	659,187
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	520,045
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,302,300
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,588,455
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2021 (c)	375,000	395,512
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	186,109
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	567,779
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	85,000
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	859,661
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	499,925
		$25,389,462
Healthcare Revenue - Long Term Care - 0.6%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$449,820
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	237,893
		$687,713
Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$296,739

Miscellaneous Revenue - Entertainment & Tourism - 2.4%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	$2,500,000	$2,724,275

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 2.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$1,000,000	$1,019,940
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	610,000	610,848
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 2026	1,000,000	962,070
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	570,000	187,587
		$2,780,445
Multi-Family Housing Revenue - 1.8%
Knoxville, TN, Community Development Corp., 5%, 2024	$1,000,000	$1,063,290
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	485,000	487,692
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	458,577
		$2,009,559
Sales & Excise Tax Revenue - 2.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$480,000	$512,328
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	529,410
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,220,000	1,271,826
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	7,755,000	468,635
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,265,000	330,937
		$3,113,136
Single Family Housing - State - 7.2%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	$1,570,000	$1,574,631
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	590,000	590,124
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	975,000	998,449
Tennessee Housing Development Agency Rev., Homeownership Program, AGM, 5.4%, 2032	495,000	495,054
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	290,000	297,111
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	1,620,000	1,671,419
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	205,000	205,566
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,480,000	1,500,320

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	$855,000	$870,287
		$8,202,961
State & Agency - Other - 0.9%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,048,340

State & Local Agencies - 11.5%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2020	$700,000	$803,054
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2024	1,000,000	1,118,100
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	2,000,000	2,104,560
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,756,059
Tennessee School Bond Authority (Higher Education Facilities), “A”, AGM, 5.25%, 2012 (c)	3,000,000	3,086,760
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,169,720
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,124,600
		$13,162,853
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$153,921
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	51,260
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	425,000	418,731
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	625,000	618,419
		$1,242,331
Tobacco - 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$140,574
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	200,000	207,246
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	410,000	264,081
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2031	750,000	591,247
		$1,203,148
Transportation - Special Tax - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$600,000	$660,294

Issuer	Shares/Par	Value ($)

Universities - Colleges - 4.0%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$529,675
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	250,000	258,100
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	835,000	872,483
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,742,925
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	120,000	118,682
		$4,521,865
Universities - Dormitories - 1.0%
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (Rhodes College), 5.5%, 2040	$1,000,000	$1,099,460

Utilities - Municipal Owned - 10.6%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,227,610
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	1,015,710
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,354,525
Guam Power Authority Rev., “A”, 5.5%, 2030	300,000	298,599
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,073,390
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	220,256
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029 (f)	1,500,000	1,574,370
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., Capital Appreciation, NATL, 0%, 2012	3,305,000	3,280,510
		$12,044,970
Utilities - Other - 1.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$224,473
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	114,241
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	84,254
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,178,052
		$1,601,020
Water & Sewer Utility Revenue - 9.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$1,000,000	$1,036,850
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	295,000	352,056
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,068,390

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Hendersonville, TN, Utility District Waterworks & Sewer Rev., AGM, 5%, 2031	$1,000,000	$1,067,990
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	2,620,000	2,745,367
Memphis, TN, Sanitation Sewer System Rev., 4%, 2019	1,000,000	1,121,090
Rutherford County, TN, Water Rev., NATL, 5%, 2027	770,000	808,123
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,320,102
		$10,519,968
Total Municipal Bonds (Identified Cost, $106,686,459)		$111,035,998

Money Market Funds (v) - 1.2%

Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	1,375,771	$1,375,771
Total Investments (Identified Cost, $108,062,230)		$112,411,769

Other Assets, Less Liabilities - 1.4%		1,634,296
Net Assets - 100.0%		$114,046,065

Derivative Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,821,313	December - 2011	$(14,705)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 100.2%

Issuer	Shares/Par	Value ($)

Airport Revenue - 3.1%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$855,000	$941,927
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	1,500,000	1,589,940
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	1,000,000	1,024,380
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	718,212
Metropolitan Washington, DC, Airport Authority Rev., “A”, AGM, 5%, 2032	1,455,000	1,478,731
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	3,018,270
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,060,000	1,071,893
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	724,061
		$10,567,414
General Obligations - General Purpose - 3.7%
Chesapeake, VA, “B”, 5%, 2019	$550,000	$665,698
Chesapeake, VA, “B”, 5%, 2023	1,930,000	2,303,204
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	645,000	638,821
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,104,540
Isle Wight County, VA, “A”, 4%, 2020	1,045,000	1,182,146
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	949,074
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	1,049,343
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,565,000	1,590,838
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	3,103,972
		$12,587,636
General Obligations - Improvement - 5.3%
Arlington County, VA, 4.5%, 2013 (c)	$50,000	$52,676
Arlington County, VA, 4.5%, 2028	205,000	208,430
Arlington County, VA, “C”, 5%, 2018	5,000,000	6,114,950
Guam Government, “A”, 6.75%, 2029	925,000	963,545
Guam Government, “A”, 5.25%, 2037	540,000	475,286
Guam Government, “A”, 7%, 2039	110,000	114,963
Loudoun County, VA, “B”, 5%, 2018	5,500,000	6,749,765
Lynchburg, VA, Public Improvement, 5%, 2023	1,000,000	1,183,650
Virginia Beach, VA, Public Improvement, “B”, 5%, 2016	1,825,000	2,151,347
		$18,014,612
Healthcare Revenue - Hospitals - 16.8%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$3,008,280

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Arlington County, VA, Industrial Development Authority, Hospital Facility Rev. (Virginia Hospital Center Arlington Health Systems), 5%, 2031	$2,000,000	$2,051,100
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	974,440
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,051,240
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,596,690
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	546,220
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	2,008,140
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 2019	1,125,000	1,245,544
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	749,970
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	90,052
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,920,190
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	1,750,000	1,845,480
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,695,690
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,018,219
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,046,970
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,628,231
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	207,970
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	642,214
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	1,530,000	1,418,570
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,315,000	1,389,350

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	$3,580,000	$3,589,129
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	991,780
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 2033	2,385,000	2,428,765
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Bedford Memorial Hospital), “B”, ASSD GTY, 5%, 2038	3,000,000	3,158,130
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,499,440
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,143,889
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	4,000,000	4,161,040
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,779,960
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,620,360
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	229,654
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	552,711
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,093,360
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	2,058,807
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,280,000	1,196,083
		$56,637,668
Healthcare Revenue - Long Term Care - 1.5%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$683,648
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	200,000	208,186
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	553,751
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	599,070
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	849,370

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	$1,240,000	$1,125,374
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	641,310
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	175,000	186,090
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	277,124
		$5,123,923
Industrial Revenue - Environmental Services - 1.0%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	$1,500,000	$1,537,185
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,848,718
		$3,385,903
Industrial Revenue - Other - 1.1%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,004,480
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,012,170
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	695,483
		$3,712,133
Industrial Revenue - Paper - 0.3%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$980,780
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	1,750,000	36,750
		$1,017,530
Miscellaneous Revenue - Other - 0.2%
Norfolk, VA, Airport Authority Rev. (Air Cargo), 6.25%, 2030	$500,000	$426,900
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	80,000	81,810
		$508,710
Multi-Family Housing Revenue - 4.9%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$3,000,000	$3,014,490
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,374,905

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - continued
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	$1,000,000	$953,650
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,519,963
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 2045	3,050,000	3,092,639
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	3,035,370
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 2037	1,330,000	1,344,949
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 2045	2,125,000	2,150,096
		$16,486,062
Parking - 0.5%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,632,021

Port Revenue - 1.9%
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	$3,000,000	$3,021,630
Virginia Port Authority Facilities Rev., 5%, 2040	3,000,000	3,201,930
		$6,223,560
Sales & Excise Tax Revenue - 4.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$1,320,000	$1,351,495
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,556,670
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	2,135,000	2,152,934
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,470,000	1,602,329
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	4,650,000	4,847,532
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	3,795,000	929,509
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	3,285,000	859,389
		$13,299,858
Single Family Housing - State - 5.3%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$2,006,360
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	2,015,000
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,966,180
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,262,342
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,257,462
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,561,830
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,762,241

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 2041	$3,770,000	$3,865,909
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,037,220
		$17,734,544
State & Agency - Other - 2.4%
Fairfax County, VA, “A”, 5%, 2019	$4,000,000	$4,886,760
Fairfax County, VA, COP, 6.1%, 2017	3,090,000	3,248,023
		$8,134,783
State & Local Agencies - 13.4%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$1,010,060
Chesapeake, VA, Industrial Development Authority, Public Facilities Lease Rev. (Chesapeake Courthouse Project), NATL, 5.25%, 2017	2,000,000	2,002,520
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.968%, 2037	1,915,000	1,221,483
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,538,750
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,045,070
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,040,300
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2035	2,875,000	2,948,629
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2036	2,000,000	2,051,820
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	1,029,430
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,049,650
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,101,360
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	537,775
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	1,000,000	1,025,310
Powhatan County, VA, 5%, 2032	2,500,000	2,754,125
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	1,014,180
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,546,740
Richmond, VA, Public Facilities (Megahertz Project), “A”, COP, AMBAC, 5%, 2022	1,600,000	1,602,352
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	1,720,000	1,614,977
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	3,173,460

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Virginia College Building Authority, Educational Facilities Rev., 5%, 2023	$2,140,000	$2,589,421
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,669,755
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,133,880
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	1,050,000	1,179,833
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 2021	1,000,000	1,128,040
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2019	1,175,000	1,427,143
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2030	1,000,000	1,121,020
Virginia Public School Authority (1997 Resolution), “C”, 5%, 2016	3,000,000	3,531,000
		$45,088,083
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$365,000	$374,541
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	123,025
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	1,265,000	1,246,341
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	893,039
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	247,368
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	269,422
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	250,000	254,113
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,645,000	1,627,678
		$5,035,527
Tobacco - 1.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$550,000	$387,019
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,575,000	1,632,062
Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,170,710
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	350,000	327,852
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,207,020
		$4,724,663
Toll Roads - 0.6%
Metropolitan Washington, DC, Airports Authority Rev. (Dulles Toll Road), “A”, 5%, 2039	$2,000,000	$2,076,000

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - 2.7%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2019	$2,200,000	$2,660,328
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	1,635,000	1,982,307
Virginia Port Authority, Port Fund Rev., 5%, 2032	1,200,000	1,317,396
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	1,485,000	1,633,337
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,472,862
		$9,066,230
Universities - Colleges - 6.3%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,786,762
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	2,130,000	2,225,616
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 2030	615,000	612,731
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 2034	1,000,000	1,066,810
University of Virginia (University Rev.), 5%, 2025	3,760,000	4,460,413
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,788,965
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,951,180
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 2021	2,115,000	2,571,502
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	2,157,154
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 2031	1,000,000	1,215,750
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 2033	500,000	530,245
		$21,367,128
Universities - Secondary Schools - 0.6%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$2,014,323

Utilities - Investor Owned - 1.1%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,095,010
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	705,425
		$3,800,435

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 4.0%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$293,177
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	1,300,000	1,544,933
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,022,747
Guam Power Authority Rev., “A”, 5.5%, 2030	785,000	781,334
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	530,874
Puerto Rico Electric Power Authority, Power Rev., “WW”, 5.5%, 2038	2,000,000	2,051,840
Richmond, VA, Public Utilities Rev., AGM, 5%, 2012 (c)(f)	5,000,000	5,066,750
Richmond, VA, Public Utilities Rev., AGM, 5%, 2035	1,000,000	1,040,980
		$13,332,635
Utilities - Other - 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$949,196
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	553,701
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	288,086
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	212,018
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,119,149
		$3,122,150
Water & Sewer Utility Revenue - 15.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$1,885,000	$1,954,462
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	3,110,550
Fairfax County, VA, Water Authority Rev., 5%, 2012 (c)	800,000	818,792
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	620,000	598,133
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,157,140
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	4,035,638
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,380,868

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Norfolk, VA, Water Rev., 4.75%, 2038	$4,000,000	$4,228,520
Norfolk, VA, Water Rev., 4%, 2039	4,400,000	4,453,416
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2035	1,000,000	1,031,010
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,128,960
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	55,000	60,360
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	60,000	65,848
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	375,000	411,548
Virginia Resources Authority Rev., 5%, 2021 (u)	2,725,000	2,923,489
Virginia Resources Authority Rev., 5%, 2023 (u)	2,980,000	3,174,952
Virginia Resources Authority Rev., 5%, 2033 (u)	4,645,000	4,780,170
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,245,000	1,247,079
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,232,950
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,132,030
Virginia Resources Authority, Infrastructure Rev., 5%, 2017	255,000	255,666
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,320,370
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 2040	1,400,000	1,524,502
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2025	1,595,000	1,885,721
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,847,520
		$52,759,694
Total Municipal Bonds (Identified Cost, $327,126,746)		$337,453,225

Money Market Funds (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	5,147,226	$5,147,226
Total Investments (Identified Cost, $332,273,972)		$342,600,451

Other Assets, Less Liabilities - (1.7)%		(5,587,956)
Net Assets - 100.0%		$337,012,495

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	49	$6,988,625	December - 2011	$(279,242)
U.S. Treasury Note 10 yr (Short)	USD	33	4,293,094	December - 2011	(34,662)

					$(313,904)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.9%

Issuer	Shares/Par	Value ($)

General Obligations - General Purpose - 12.1%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	$1,250,000	$1,353,485
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,517,505
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	759,275
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,079,400
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	745,701
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	826,928
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	740,000	752,217
State of West Virginia, NATL, 5%, 2015	1,500,000	1,722,990
State of West Virginia, 4%, 2022	2,000,000	2,219,000
State of West Virginia, 4%, 2023	2,000,000	2,188,120
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,574,157
		$16,738,778
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$36,458
Guam Government, “A”, 5.25%, 2037	250,000	220,040
Guam Government, “A”, 7%, 2039	45,000	47,030
		$303,528
General Obligations - Schools - 6.6%
Hancock County, WV, Board of Education, 5%, 2019	$1,130,000	$1,364,441
Monongalia County, WV, Board of Education, NATL, 5%, 2027	2,350,000	2,472,271
Pleasants County, WV, Board of Education, 4%, 2020	1,200,000	1,328,328
Putnam County, WV, Board of Education, 4%, 2020	2,500,000	2,824,750
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	1,079,790
		$9,069,580
Healthcare Revenue - Hospitals - 12.4%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$725,000	$725,921
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	955,971
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	460,562
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	440,878
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	410,000	429,233

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	$290,000	$305,042
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	721,999
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	88,387
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	877,213
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 2041	1,000,000	1,054,460
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	635,000	588,753
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), AGM, 5.2%, 2021	1,000,000	1,027,420
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	595,000	559,348
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,078,790
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,669,760
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,021,190
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	486,375
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,594,350
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,043,860
		$17,129,512
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$324,559

Miscellaneous Revenue - Other - 2.4%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$65,000	$70,091
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	605,000	646,128

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	$545,000	$497,509
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 2039	2,000,000	2,107,360
		$3,321,088
Sales & Excise Tax Revenue - 2.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057 (f)	$1,015,000	$1,023,526
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	692,163
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	585,000	638,036
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	585,000	603,714
		$2,957,439
Single Family Housing - State - 1.2%
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	$590,000	$585,664
West Virginia Housing Development Fund Rev., “C”, 4.75%, 2040	1,095,000	1,102,019
		$1,687,683
State & Local Agencies - 18.1%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$585,041
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,596,475
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,686,898
West Virginia Economic Development Authority (Correctional Juvenile Safety), “A”, NATL, 5%, 2029	1,530,000	1,577,843
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,028,560
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	1,260,000	1,263,667
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,103,100
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile & Public), “A”, NATL, 5%, 2012 (c)	1,330,000	1,384,716
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile & Public), “A”, NATL, 5%, 2026	770,000	792,499
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile), 5%, 2022	1,000,000	1,152,950
West Virginia Economic Development Authority, Lease Rev. (State Office Building), 5%, 2020	1,000,000	1,012,440
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	670,478

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	$1,355,000	$1,396,707
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	795,000	739,851
		$24,991,225
Tax - Other - 6.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$164,182
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	56,387
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	387,342
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	108,842
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	113,441
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	111,810
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	390,000	385,893
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 2040	2,000,000	2,110,940
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2026	1,000,000	1,082,440
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2028	750,000	802,560
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 2030	1,000,000	1,104,120
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,229,440
		$8,657,397
Tax Assessment - 0.6%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$475,530
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	303,279
		$778,809
Tobacco - 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$140,574
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	620,000	642,463
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	650,000	418,665
		$1,201,702
Transportation - Special Tax - 0.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$950,000	$984,020

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - 13.8%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,528,635
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,232,240
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,282,693
Marshall University, WV, University Rev., 5%, 2030	2,000,000	2,114,120
Puerto Rico Industrial Tourist Education (University Plaza), NATL, 5%, 2021	1,270,000	1,272,997
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,722,168
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,530,255
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	2,054,080
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 2020	1,700,000	2,034,713
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 2028	2,000,000	2,310,220
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2034	1,000,000	1,019,900
		$19,102,021
Utilities - Investor Owned - 3.3%
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	$585,000	$529,887
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	470,000	552,349
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	340,000	395,794
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	299,151
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	3,000,000	2,765,460
		$4,542,641
Utilities - Municipal Owned - 1.0%
Guam Power Authority Rev., “A”, 5.5%, 2030	$325,000	$323,482
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,100,092
		$1,423,574

Issuer	Shares/Par	Value ($)

Utilities - Other - 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$674,280
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	482,131
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	244,427
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	124,175
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	287,637
		$1,812,650
Water & Sewer Utility Revenue - 12.6%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$825,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	2,078,884
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	310,000	369,957
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	210,040
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	515,000	496,836
West Virginia Water Development Authority Loan Program, “A”, AGM, 5%, 2044	2,000,000	2,051,720
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,268,357
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,006,590
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,040,530
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,941,485
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	1,998,887
West Virginia Water Development Authority, Infrastructure Rev., “A”, AGM, 4.75%, 2045	2,000,000	2,045,420
		$17,333,706
Total Municipal Bonds (Identified Cost, $127,833,508)		$132,359,912

Money Market Funds (v) - 2.1%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	2,978,180	$2,978,180
Total Investments (Identified Cost, $130,811,688)		$135,338,092

Other Assets, Less Liabilities - 2.0%		2,696,668
Net Assets - 100.0%		$138,034,760

Portfolio of Investments (unaudited) – continued

Derivatives Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,821,313	December - 2011	$(14,705)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/11 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$105,973,543	$201,511,817	$391,783,318	$124,770,626
Underlying affiliated funds, at cost and net asset value	736,045	1,847,326	12,675,765	1,959,110
Total investments, at identified cost	$106,709,588	$203,359,143	$404,459,083	$126,729,736
Unrealized appreciation (depreciation)	4,161,821	8,609,318	17,160,963	3,636,318
Total investments, at value	$110,871,409	$211,968,461	$421,620,046	$130,366,054
Receivables for
Investments sold	10,203	1,160,000	6,983,250	2,362,990
Fund shares sold	238,841	382,269	685,703	277,890
Interest	1,408,804	3,060,048	5,802,167	2,167,580
Other assets	187	308	555	229
Total assets	$112,529,444	$216,571,086	$435,091,721	$135,174,743

Liabilities
Payables for
Distributions	$121,650	$185,748	$450,433	$135,632
Daily variation margin on open futures contracts	—	16,531	4,375	9,922
Investments purchased	—	—	9,741,323	—
Fund shares reacquired	87,999	61,000	376,435	115,149
Payable to the holder of the floating rate certificate from trust assets	—	—	8,012,670	945,093
Payable for interest expense and fees	—	—	12,328	2,265
Payable to affiliates
Investment adviser	2,911	5,557	10,657	3,462
Shareholder servicing costs	15,245	39,770	68,990	25,540
Distribution and service fees	1,034	4,497	8,824	6,484
Payable for independent Trustees’ compensation	5,157	6,543	9,279	5,112
Accrued expenses and other liabilities	39,001	45,927	57,383	47,249
Total liabilities	$272,997	$365,573	$18,752,697	$1,295,908
Net assets	$112,256,447	$216,205,513	$416,339,024	$133,878,835

Net assets consist of
Paid-in capital	$107,873,334	$210,113,010	$398,244,045	$132,027,534
Unrealized appreciation (depreciation) on investments	4,161,821	8,434,443	17,118,948	3,531,482
Accumulated net realized gain (loss) on investments	130,173	(2,418,671)	485,141	(1,780,762)
Undistributed net investment income	91,119	76,731	490,890	100,581
Net assets	$112,256,447	$216,205,513	$416,339,024	$133,878,835

Statements of Assets and Liabilities (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$109,943,941	$178,743,083	$340,404,689	$123,532,193
Class B	2,312,506	6,880,936	7,551,601	10,346,642
Class C	—	30,581,494	68,382,734	—
Total net assets	$112,256,447	$216,205,513	$416,339,024	$133,878,835

Shares of beneficial interest outstanding
Class A	11,096,641	16,351,164	28,746,929	12,266,388
Class B	233,123	631,166	638,496	1,024,804
Class C	—	2,801,076	5,778,324	—
Total shares of beneficial interest outstanding	11,329,764	19,783,406	35,163,749	13,291,192

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$9.91	$10.93	$11.84	$10.07
Offering price per share (100 / 95.25 x net asset value per share)	$10.40	$11.48	$12.43	$10.57

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$9.92	$10.90	$11.83	$10.10

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$—	$10.92	$11.83	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/11	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$168,454,752	$106,686,459	$327,126,746	$127,833,508
Underlying affiliated funds, at cost and net asset value	4,148,961	1,375,771	5,147,226	2,978,180
Total investments, at identified cost	$172,603,713	$108,062,230	$332,273,972	$130,811,688
Unrealized appreciation (depreciation)	6,362,242	4,349,539	10,326,479	4,526,404
Total investments, at value	$178,965,955	$112,411,769	$342,600,451	$135,338,092
Receivables for
Investments sold	857,265	233,044	90,000	750,000
Fund shares sold	589,610	52,364	281,842	52,698
Interest	2,616,646	1,610,179	5,163,697	2,153,645
Other assets	280	191	457	203
Total assets	$183,029,756	$114,307,547	$348,136,447	$138,294,638

Liabilities
Payables for
Distributions	$176,194	$147,696	$417,929	$128,247
Daily variation margin on open futures contracts	8,766	1,531	29,641	1,531
Investments purchased	2,271,911	—	4,466,166	—
Fund shares reacquired	175,428	48,467	640,501	62,067
Payable to the holder of the floating rate certificate from trust assets	—	—	5,426,345	—
Payable for interest expense and fees	—	—	13,790	—
Payable to affiliates
Investment adviser	4,643	2,958	8,636	3,568
Shareholder servicing costs	29,957	17,381	53,137	19,353
Distribution and service fees	2,716	1,675	6,086	1,998
Payable for independent Trustees’ compensation	9,270	6,516	9,277	9,267
Accrued expenses and other liabilities	39,506	35,258	52,444	33,847
Total liabilities	$2,718,391	$261,482	$11,123,952	$259,878
Net assets	$180,311,365	$114,046,065	$337,012,495	$138,034,760

Net assets consist of
Paid-in capital	$175,730,539	$109,612,817	$327,726,105	$134,405,803
Unrealized appreciation (depreciation) on investments	6,270,301	4,334,834	10,012,575	4,511,699
Accumulated net realized gain (loss) on investments	(1,755,274)	(269,326)	(867,395)	(978,661)
Undistributed net investment income	65,799	367,740	141,210	95,919
Net assets	$180,311,365	$114,046,065	$337,012,495	$138,034,760

Statements of Assets and Liabilities (unaudited) – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$174,270,807	$111,279,888	$301,167,618	$135,417,381
Class B	6,040,558	2,766,177	3,903,107	2,617,379
Class C	—	—	31,941,770	—
Total net assets	$180,311,365	$114,046,065	$337,012,495	$138,034,760

Shares of beneficial interest outstanding
Class A	14,412,403	10,591,769	26,698,715	12,060,523
Class B	499,794	263,488	346,237	233,200
Class C	—	—	2,832,400	—
Total shares of beneficial interest outstanding	14,912,197	10,855,257	29,877,352	12,293,723

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$12.09	$10.51	$11.28	$11.23
Offering price per share (100 / 95.25 x net asset value per share)	$12.69	$11.03	$11.84	$11.79

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$12.09	$10.50	$11.27	$11.22

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$—	$—	$11.28	$—
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/11 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income
Interest	$2,663,143	$5,282,013	$9,820,336	$3,430,292
Dividends from underlying affiliated funds	1,055	3,056	5,739	1,889
Total investment income	$2,664,198	$5,285,069	$9,826,075	$3,432,181
Expenses
Management fee	$247,148	$477,694	$915,898	$300,486
Distribution and service fees	146,475	404,443	786,699	210,031
Shareholder servicing costs	28,884	71,562	122,679	49,577
Administrative services fee	13,094	20,505	34,593	14,808
Independent Trustees’ compensation	3,565	6,675	7,395	3,626
Custodian fee	16,294	25,038	33,219	20,976
Shareholder communications	4,604	7,778	12,956	7,682
Auditing fees	22,164	22,164	22,164	22,164
Legal fees	3,162	4,746	4,429	4,060
Interest expense and fees	—	—	24,734	2,354
Miscellaneous	32,163	44,440	51,157	37,560
Total expenses	$517,553	$1,085,045	$2,015,923	$673,324
Fees paid indirectly	(2)	—	—	—
Reduction of expenses by investment adviser and/or distributor	(83,428)	(561)	(1,073)	(97,790)
Net expenses	$434,123	$1,084,484	$2,014,850	$575,534
Net investment income	$2,230,075	$4,200,585	$7,811,225	$2,856,647

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$5,486	$(236,958)	$189,727	$(132,926)
Futures contracts	(130,758)	(971,351)	(674,192)	(571,330)
Net realized gain (loss) on investments	$(125,272)	$(1,208,309)	$(484,465)	$(704,256)
Change in unrealized appreciation (depreciation)
Investments	$6,192,446	$13,008,153	$23,492,077	$8,092,015
Futures contracts	2,457	(160,759)	(26,436)	(96,811)
Net unrealized gain (loss) on investments	$6,194,903	$12,847,394	$23,465,641	$7,995,204
Net realized and unrealized gain (loss) on investments	$6,069,631	$11,639,085	$22,981,176	$7,290,948
Change in net assets from operations	$8,299,706	$15,839,670	$30,792,401	$10,147,595

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/11	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income
Interest	$4,373,004	$2,853,404	$8,297,061	$3,262,253
Dividends from underlying affiliated funds	1,943	623	3,229	1,495
Total investment income	$4,374,947	$2,854,027	$8,300,290	$3,263,748
Expenses
Management fee	$395,943	$252,587	$751,799	$303,352
Distribution and service fees	243,881	151,170	551,017	178,928
Shareholder servicing costs	53,115	30,492	99,850	36,210
Administrative services fee	17,877	13,268	29,316	14,901
Independent Trustees’ compensation	3,937	3,544	7,203	3,839
Custodian fee	20,836	15,406	30,305	15,302
Shareholder communications	6,462	5,148	11,383	5,100
Auditing fees	22,164	22,164	22,164	22,164
Legal fees	3,554	2,940	3,753	2,866
Interest expense and fees	—	—	14,309	—
Miscellaneous	34,327	30,381	48,291	29,701
Total expenses	$802,096	$527,100	$1,569,390	$612,363
Reduction of expenses by investment adviser and/or distributor	(466)	(297)	(883)	(356)
Net expenses	$801,630	$526,803	$1,568,507	$612,007
Net investment income	$3,573,317	$2,327,224	$6,731,783	$2,651,741

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(16,920)	$(24,531)	$608,754	$50,560
Futures contracts	(803,833)	(175,962)	(1,635,386)	(175,962)
Net realized gain (loss) on investments	$(820,753)	$(200,493)	$(1,026,632)	$(125,402)
Change in unrealized appreciation (depreciation)
Investments	$9,918,092	$5,982,144	$19,645,000	$7,558,142
Futures contracts	(80,862)	(11,265)	(291,993)	(11,265)
Net unrealized gain (loss) on investments	$9,837,230	$5,970,879	$19,353,007	$7,546,877
Net realized and unrealized gain (loss) on investments	$9,016,477	$5,770,386	$18,326,375	$7,421,475
Change in net assets from operations	$12,589,794	$8,097,610	$25,058,158	$10,073,216

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/11 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$2,230,075	$4,200,585	$7,811,225	$2,856,647
Net realized gain (loss) on investments	(125,272)	(1,208,309)	(484,465)	(704,256)
Net unrealized gain (loss) on investments	6,194,903	12,847,394	23,465,641	7,995,204
Change in net assets from operations	$8,299,706	$15,839,670	$30,792,401	$10,147,595

Distributions declared to shareholders
From net investment income	$(2,204,011)	$(4,109,441)	$(7,541,657)	$(2,792,600)
Change in net assets from fund share transactions	$(963,789)	$(3,625,103)	$(571,383)	$(4,935,592)
Total change in net assets	$5,131,906	$8,105,126	$22,679,361	$2,419,403

Net assets
At beginning of period	107,124,541	208,100,387	393,659,663	131,459,432
At end of period	$112,256,447	$216,205,513	$416,339,024	$133,878,835
Undistributed net investment income included in net assets at end of period	$91,119	$76,731	$490,890	$100,581

Six months ended 9/30/11 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$3,573,317	$2,327,224	$6,731,783	$2,651,741
Net realized gain (loss) on investments	(820,753)	(200,493)	(1,026,632)	(125,402)
Net unrealized gain (loss) on investments	9,837,230	5,970,879	19,353,007	7,546,877
Change in net assets from operations	$12,589,794	$8,097,610	$25,058,158	$10,073,216

Distributions declared to shareholders
From net investment income	$(3,484,291)	$(2,281,480)	$(6,580,056)	$(2,539,558)
Change in net assets from fund share transactions	$(2,135,118)	$(2,220,209)	$(8,377,405)	$(873,410)
Total change in net assets	$6,970,385	$3,595,921	$10,100,697	$6,660,248

Net assets
At beginning of period	173,340,980	110,450,144	326,911,798	131,374,512
At end of period	$180,311,365	$114,046,065	$337,012,495	$138,034,760
Undistributed net investment income included in net assets at end of period	$65,799	$367,740	$141,210	$95,919

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/11	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$4,847,905	$9,411,424	$17,635,237	$6,049,248
Net realized gain (loss) on investments	1,812	(1,855,516)	(212,626)	(1,106,095)
Net unrealized gain (loss) on investments	(5,503,107)	(11,259,688)	(20,959,484)	(6,909,253)
Change in net assets from operations	$(653,390)	$(3,703,780)	$(3,536,873)	$(1,966,100)

Distributions declared to shareholders
From net investment income	$(4,756,645)	$(9,261,641)	$(17,036,699)	$(5,896,148)
From net realized gain on investments	(261,340)	—	(21,764)	—
Total distributions declared to shareholders	$(5,017,985)	$(9,261,641)	$(17,058,463)	$(5,896,148)
Change in net assets from fund share transactions	$745,825	$(2,012,572)	$(12,410,425)	$5,046,336
Total change in net assets	$(4,925,550)	$(14,977,993)	$(33,005,761)	$(2,815,912)

Net assets
At beginning of period	112,050,091	223,078,380	426,665,424	134,275,344
At end of period	$107,124,541	$208,100,387	$393,659,663	$131,459,432
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$65,055	$(14,413)	$221,322	$36,534

Year ended 3/31/11	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$7,760,882	$5,149,227	$14,297,409	$5,476,689
Net realized gain (loss) on investments	(1,296,193)	(285,579)	(1,213,437)	343,252
Net unrealized gain (loss) on investments	(8,194,192)	(4,870,540)	(17,419,031)	(5,157,434)
Change in net assets from operations	$(1,729,503)	$(6,892)	$(4,335,059)	$662,507

Distributions declared to shareholders
From net investment income	$(7,694,372)	$(5,088,828)	$(13,920,431)	$(5,282,317)
From net realized gain on investments	—	—	(189,052)	—
Total distributions declared to shareholders	$(7,694,372)	$(5,088,828)	$(14,109,483)	$(5,282,317)
Change in net assets from fund share transactions	$8,309,975	$(15,001,828)	$6,402,912	$(1,888,408)
Total change in net assets	$(1,113,900)	$(20,097,548)	$(12,041,630)	$(6,508,218)

Net assets
At beginning of period	174,454,880	130,547,692	338,953,428	137,882,730
At end of period	$173,340,980	$110,450,144	$326,911,798	$131,374,512
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(23,227)	$321,996	$(10,517)	$(16,264)

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$9.37		$9.82	$9.30	$9.58	$9.80	$9.73

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.41	$0.43	$0.44	$0.45	(z)
Net realized and unrealized gain (loss) on investments	0.54		(0.44)	0.52	(0.30)	(0.23)	0.05	(z)
Total from investment operations	$0.74		$(0.03)	$0.93	$0.13	$0.21	$0.50

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.41)	$(0.41)	$(0.43)	$(0.43)
From net realized gain on investments	—		(0.02)	—	—	—	—
Total distributions declared to shareholders	$(0.20)		$(0.42)	$(0.41)	$(0.41)	$(0.43)	$(0.43)
Net asset value, end of period	$9.91		$9.37	$9.82	$9.30	$9.58	$9.80
Total return (%) (r)(s)(t)(x)	7.91	(n)	(0.36)	10.10	1.47	2.21	5.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.92	0.88	0.74	1.03	1.11
Expenses after expense reductions (f)	0.78	(a)	0.77	0.77	0.57	0.78	0.86
Net investment income	4.09	(a)	4.20	4.28	4.55	4.51	4.59	(z)
Portfolio turnover	10		15	11	24	13	12
Net assets at end of period (000 omitted)	$109,944		$104,478	$107,625	$89,793	$80,893	$75,470

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	0.54	0.56	0.62

See Notes to Financial Statements

Financial Highlights – continued

MFS MISSISSIPPI MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$9.38		$9.83	$9.32	$9.59	$9.81	$9.74

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.34	$0.35	$0.36	$0.36	$0.38	(z)
Net realized and unrealized gain (loss) on investments	0.54		(0.44)	0.50	(0.29)	(0.22)	0.04	(z)
Total from investment operations	$0.70		$(0.10)	$0.85	$0.07	$0.14	$0.42

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.34)	$(0.34)	$(0.36)	$(0.35)
From net realized gain on investments	—		(0.02)	—	—	—	—
Total distributions declared to shareholders	$(0.16)		$(0.35)	$(0.34)	$(0.34)	$(0.36)	$(0.35)
Net asset value, end of period	$9.92		$9.38	$9.83	$9.32	$9.59	$9.81
Total return (%) (r)(s)(t)(x)	7.54	(n)	(1.05)	9.22	0.80	1.43	4.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.67	1.61	1.51	1.80	1.87
Expenses after expense reductions (f)	1.47	(a)	1.46	1.46	1.33	1.55	1.62
Net investment income	3.40	(a)	3.49	3.59	3.79	3.75	3.83	(z)
Portfolio turnover	10		15	11	24	13	12
Net assets at end of period (000 omitted)	$2,313		$2,647	$4,425	$5,374	$8,169	$9,408

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.31	1.33	1.38

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.07% to the net investment income ratio of each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$10.34		$10.93	$10.23	$10.82	$11.15	$11.13

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.47	$0.47	$0.44	$0.46	$ 0.52	(z)
Net realized and unrealized gain (loss) on investments	0.58		(0.60)	0.69	(0.50)	(0.26)	0.03	(z)
Total from investment operations	$0.80		$(0.13)	$1.16	$(0.06)	$0.20	$0.55

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.46)	$(0.45)	$(0.46)	$(0.48)	$(0.48)
From net realized gain on investments	—		—	(0.01)	(0.07)	(0.05)	(0.05)
Total distributions declared to shareholders	$(0.21)		$(0.46)	$(0.46)	$(0.53)	$(0.53)	$(0.53)
Net asset value, end of period	$10.93		$10.34	$10.93	$10.23	$10.82	$11.15
Total return (%) (r)(s)(t)(x)	7.84	(n)	(1.31)	11.53	(0.46)	1.84	5.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.87	0.88	0.94	1.25	1.32
Expenses after expense reductions (f)	0.89	(a)	0.87	0.88	0.78	1.00	1.06
Net investment income	4.10	(a)	4.30	4.35	4.29	4.16	4.66	(z)
Portfolio turnover	20		27	26	29	22	8
Net assets at end of period (000 omitted)	$178,743		$171,142	$177,429	$169,525	$126,126	$118,924

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	0.75	0.77	0.82

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$10.31		$10.90	$10.20	$10.79	$11.11	$11.09

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.39	$0.39	$0.37	$0.38	$0.43	(z)
Net realized and unrealized gain (loss) on investments	0.58		(0.60)	0.69	(0.51)	(0.25)	0.04	(z)
Total from investment operations	$0.76		$(0.21)	$1.08	$(0.14)	$0.13	$0.47

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.38)	$(0.37)	$(0.38)	$(0.40)	$(0.40)
From net realized gain on investments	—		—	(0.01)	(0.07)	(0.05)	(0.05)
Total distributions declared to shareholders	$(0.17)		$(0.38)	$(0.38)	$(0.45)	$(0.45)	$(0.45)
Net asset value, end of period	$10.90		$10.31	$10.90	$10.20	$10.79	$11.11
Total return (%) (r)(s)(t)(x)	7.46	(n)	(2.04)	10.73	(1.23)	1.15	4.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.62	1.63	1.70	2.00	2.07
Expenses after expense reductions (f)	1.65	(a)	1.62	1.63	1.52	1.75	1.82
Net investment income	3.37	(a)	3.56	3.61	3.55	3.43	3.91	(z)
Portfolio turnover	20		27	26	29	22	8
Net assets at end of period (000 omitted)	$6,881		$8,178	$14,229	$16,285	$20,053	$25,654

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.50	1.52	1.57

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class C
Net asset value, beginning of period	$10.33		$10.92	$10.22	$10.81	$11.13	$11.11

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.39	$0.37	$0.37	$0.43	(z)
Net realized and unrealized gain (loss) on investments	0.58		(0.59)	0.69	(0.51)	(0.24)	0.04	(z)
Total from investment operations	$0.76		$(0.21)	$1.08	$(0.14)	$0.13	$0.47

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.38)	$(0.37)	$(0.38)	$(0.40)	$(0.40)
From net realized gain on investments	—		—	(0.01)	(0.07)	(0.05)	(0.05)
Total distributions declared to shareholders	$(0.17)		$(0.38)	$(0.38)	$(0.45)	$(0.45)	$(0.45)
Net asset value, end of period	$10.92		$10.33	$10.92	$10.22	$10.81	$11.13
Total return (%) (r)(s)(t)(x)	7.44	(n)	(2.04)	10.70	(1.22)	1.16	4.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.62	1.63	1.70	2.00	2.07
Expenses after expense reductions (f)	1.65	(a)	1.62	1.63	1.53	1.75	1.82
Net investment income	3.35	(a)	3.55	3.59	3.54	3.40	3.92	(z)
Portfolio turnover	20		27	26	29	22	8
Net assets at end of period (000 omitted)	$30,581		$28,780	$31,421	$21,874	$19,855	$15,822

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.50	1.52	1.57
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.22% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11		Years ended 3/31
			2011		2010	2009	2008	2007
Class A	(unaudited)
Net asset value, beginning of period	$11.18		$11.71		$11.15	$11.44	$11.86	$11.85

Income (loss) from investment operations
Net investment income (d)	$0.23		$0.49		$0.51	$0.45	$0.52	$0.51	(z)
Net realized and unrealized gain (loss) on investments	0.65		(0.55)		0.55	(0.21)	(0.42)	0.03	(z)
Total from investment operations	$0.88		$(0.06)		$1.06	$0.24	$0.10	$0.54

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.47)		$(0.48)	$(0.48)	$(0.48)	$(0.50)
From net realized gain on investments	—		(0.00	)(w)	(0.02)	(0.05)	(0.04)	(0.03)
Total distributions declared to shareholders	$(0.22)		$(0.47)		$(0.50)	$(0.53)	$(0.52)	$(0.53)
Net asset value, end of period	$11.84		$11.18		$11.71	$11.15	$11.44	$11.86
Total return (%) (r)(s)(t)(x)	7.96	(n)	(0.55)		9.55	2.22	0.83	4.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.85		0.87	1.08	1.32	1.36
Expenses after expense reductions (f)	0.86	(a)	0.85		0.87	0.91	1.07	1.11
Net investment income	3.98	(a)	4.22		4.42	4.05	4.48	4.34	(z)
Portfolio turnover	16		20		12	20	17	12
Net assets at end of period (000 omitted)	$340,405		$320,834		$346,345	$274,487	$257,884	$268,108

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.84	(a)	0.84		0.85	0.81	0.81	0.86

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11		Years ended 3/31
			2011		2010	2009	2008	2007
Class B	(unaudited)
Net asset value, beginning of period	$11.17		$11.69		$11.14	$11.42	$11.84	$11.83

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40		$0.43	$0.38	$0.45	$0.44	(z)
Net realized and unrealized gain (loss) on investments	0.65		(0.53)		0.53	(0.20)	(0.43)	0.02	(z)
Total from investment operations	$0.84		$(0.13)		$0.96	$0.18	$0.02	$0.46

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)		$(0.39)	$(0.41)	$(0.40)	$(0.42)
From net realized gain on investments	—		(0.00	)(w)	(0.02)	(0.05)	(0.04)	(0.03)
Total distributions declared to shareholders	$(0.18)		$(0.39)		$(0.41)	$(0.46)	$(0.44)	$(0.45)
Net asset value, end of period	$11.83		$11.17		$11.69	$11.14	$11.42	$11.84
Total return (%) (r)(s)(t)(x)	7.56	(n)	(1.20)		8.65	1.63	0.17	3.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.60		1.62	1.74	1.97	2.01
Expenses after expense reductions (f)	1.61	(a)	1.60		1.62	1.56	1.72	1.76
Net investment income	3.24	(a)	3.46		3.68	3.39	3.83	3.70	(z)
Portfolio turnover	16		20		12	20	17	12
Net assets at end of period (000 omitted)	$7,552		$8,296		$11,331	$13,652	$21,537	$26,520

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.60	(a)	1.59		1.60	1.46	1.47	1.51

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11		Years ended 3/31
			2011		2010	2009	2008	2007
Class C	(unaudited)
Net asset value, beginning of period	$11.17		$11.70		$11.15	$11.43	$11.85	$11.84

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40		$0.42	$0.38	$0.45	$0.44	(z)
Net realized and unrealized gain (loss) on investments	0.65		(0.54)		0.54	(0.20)	(0.43)	0.02	(z)
Total from investment operations	$0.84		$(0.14)		$0.96	$0.18	$0.02	$0.46

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)		$(0.39)	$(0.41)	$(0.40)	$(0.42)
From net realized gain on investments	—		(0.00	)(w)	(0.02)	(0.05)	(0.04)	(0.03)
Total distributions declared to shareholders	$(0.18)		$(0.39)		$(0.41)	$(0.46)	$(0.44)	$(0.45)
Net asset value, end of period	$11.83		$11.17		$11.70	$11.15	$11.43	$11.85
Total return (%) (r)(s)(t)(x)	7.56	(n)	(1.29)		8.63	1.63	0.17	3.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.60		1.62	1.73	1.97	2.01
Expenses after expense reductions (f)	1.61	(a)	1.60		1.62	1.56	1.72	1.76
Net investment income	3.23	(a)	3.46		3.64	3.39	3.83	3.69	(z)
Portfolio turnover	16		20		12	20	17	12
Net assets at end of period (000 omitted)	$68,383		$64,530		$68,989	$37,668	$30,946	$33,152

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.60	(a)	1.59		1.60	1.47	1.47	1.51
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.16% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11		Years ended 3/31
			2011	2010	2009	2008		2007
Class A	(unaudited)
Net asset value, beginning of period	$9.53		$10.04	$9.40	$9.90	$10.24		$10.15

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.43	$0.45	$0.44		$0.45	(z)
Net realized and unrealized gain (loss) on investments	0.54		(0.52)	0.64	(0.52)	(0.36)		0.06	(z)
Total from investment operations	$0.75		$(0.09)	$1.07	$(0.07)	$0.08		$0.51

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.43)	$(0.43)	$(0.42)		$(0.42)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.21)		$(0.42)	$(0.43)	$(0.43)	$(0.42)		$(0.42)
Net asset value, end of period	$10.07		$9.53	$10.04	$9.40	$9.90		$10.24
Total return (%) (r)(s)(t)(x)	7.93	(n)	(0.97)	11.49	(0.69)	0.87		5.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.93	0.91	0.88	1.11		1.18
Expenses after expense reductions (f)	0.80	(a)	0.78	0.79	0.66	0.80		0.82
Net investment income	4.36	(a)	4.34	4.40	4.67	4.32		4.45	(z)
Portfolio turnover	10		21	12	28	17		9
Net assets at end of period (000 omitted)	$123,532		$118,709	$113,411	$84,422	$77,866		$73,813

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.79	(a)	0.78	0.79	0.61	0.60		0.60

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11		Years ended 3/31
			2011	2010	2009	2008		2007
Class B	(unaudited)
Net asset value, beginning of period	$9.55		$10.06	$9.43	$9.93	$10.27		$10.18

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.36	$0.37	$0.36		$0.38	(z)
Net realized and unrealized gain (loss) on investments	0.54		(0.53)	0.62	(0.51)	(0.35)		0.06	(z)
Total from investment operations	$0.72		$(0.17)	$0.98	$(0.14)	$0.01		$0.44

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.35)	$(0.36)	$(0.35)		$(0.35)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.17)		$(0.34)	$(0.35)	$(0.36)	$(0.35)		$(0.35)
Net asset value, end of period	$10.10		$9.55	$10.06	$9.43	$9.93		$10.27
Total return (%) (r)(s)(t)(x)	7.59	(n)	(1.74)	10.51	(1.42)	0.11		4.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.68	1.65	1.64	1.86		1.94
Expenses after expense reductions (f)	1.59	(a)	1.56	1.54	1.41	1.56		1.58
Net investment income	3.56	(a)	3.55	3.64	3.91	3.56		3.69	(z)
Portfolio turnover	10		21	12	28	17		9
Net assets at end of period (000 omitted)	$10,347		$12,750	$20,864	$22,721	$28,848		$33,849

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.59	(a)	1.56	1.54	1.37	1.36		1.36
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Non annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.15% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009		2008	2007
Class A
Net asset value, beginning of period	$11.48		$12.04	$11.33	$11.85		$12.29	$12.25

Income (loss) from investment operations
Net investment income (d)	$0.24		$0.50	$0.53	$0.50		$0.53	$0.55	(z)
Net realized and unrealized gain (loss) on investments	0.61		(0.56)	0.68	(0.50)		(0.45)	0.00	(w)(z)
Total from investment operations	$0.85		$(0.06)	$1.21	$(0.00	)(w)	$0.08	$0.55

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.50)	$(0.49)	$(0.50)		$(0.52)	$(0.51)
From net realized gain on investments	—		—	(0.01)	(0.02)		—	—
Total distributions declared to shareholders	$(0.24)		$(0.50)	$(0.50)	$(0.52)		$(0.52)	$(0.51)
Net asset value, end of period	$12.09		$11.48	$12.04	$11.33		$11.85	$12.29
Total return (%) (r)(s)(t)(x)	7.43	(n)	(0.59)	10.77	0.03		0.62	4.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.88	0.90	1.10		1.31	1.37
Expenses after expense reductions (f)	0.89	(a)	0.88	0.90	0.93		1.06	1.12
Net investment income	4.10	(a)	4.20	4.47	4.38		4.36	4.45	(z)
Portfolio turnover	10		26	14	19		13	10
Net assets at end of period (000 omitted)	$174,271		$166,413	$165,017	$129,510		$134,422	$135,766

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	0.85		0.85	0.89

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$11.47		$12.04	$11.33	$11.84	$12.29	$12.24

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.44	$0.43	$0.45	$0.47	(z)
Net realized and unrealized gain (loss) on investments	0.61		(0.57)	0.68	(0.50)	(0.46)	0.01	(z)
Total from investment operations	$0.81		$(0.16)	$1.12	$(0.07)	$(0.01)	$0.48

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.41)	$(0.40)	$(0.42)	$(0.44)	$(0.43)
From net realized gain on investments	—		—	(0.01)	(0.02)	—	—
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(0.41)	$(0.44)	$(0.44)	$(0.43)
Net asset value, end of period	$12.09		$11.47	$12.04	$11.33	$11.84	$12.29
Total return (%) (r)(s)(t)(x)	7.12	(n)	(1.41)	9.95	(0.54)	(0.12)	3.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.63	1.65	1.76	1.96	2.02
Expenses after expense reductions (f)	1.64	(a)	1.63	1.65	1.58	1.71	1.77
Net investment income	3.35	(a)	3.45	3.73	3.72	3.71	3.80	(z)
Portfolio turnover	10		26	14	19	13	10
Net assets at end of period (000 omitted)	$6,041		$6,928	$9,438	$11,640	$15,496	$20,679

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.50	1.50	1.54
(a)	Annualized.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$9.97		$10.40	$9.84	$10.25	$10.58	$10.56

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.45	$0.44	$0.48	$0.47	(z)
Net realized and unrealized gain (loss) on investments	0.54		(0.44)	0.56	(0.37)	(0.34)	(0.01	)(z)
Total from investment operations	$0.75		$(0.01)	$1.01	$0.07	$0.14	$0.46

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.42)	$(0.44)	$(0.44)	$(0.44)
From net realized gain on investments	—		—	(0.03)	(0.04)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$(0.21)		$(0.42)	$(0.45)	$(0.48)	$(0.47)	$(0.44)
Net asset value, end of period	$10.51		$9.97	$10.40	$9.84	$10.25	$10.58
Total return (%) (r)(s)(t)(x)	7.59	(n)	(0.14)	10.46	0.84	1.38	4.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.91	0.91	1.02	1.13	1.17
Expenses after expense reductions (f)	0.92	(a)	0.91	0.91	0.85	0.88	0.92
Net investment income	4.18	(a)	4.13	4.36	4.42	4.61	4.44	(z)
Portfolio turnover	7		18	20	23	26	15
Net assets at end of period (000 omitted)	$111,280		$107,334	$125,641	$108,763	$101,028	$99,302

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$9.97		$10.39	$9.83	$10.24	$10.57	$10.56

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.35	$0.37	$0.37	$0.41	$0.40	(z)
Net realized and unrealized gain (loss) on investments	0.52		(0.43)	0.57	(0.36)	(0.34)	(0.02	)(z)
Total from investment operations	$0.70		$(0.08)	$0.94	$0.01	$0.07	$0.38

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.35)	$(0.38)	$(0.37)	$(0.37)
From net realized gain on investments	—		—	(0.03)	(0.04)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$(0.17)		$(0.34)	$(0.38)	$(0.42)	$(0.40)	$(0.37)
Net asset value, end of period	$10.50		$9.97	$10.39	$9.83	$10.24	$10.57
Total return (%) (r)(s)(t)(x)	7.09	(n)	(0.78)	9.65	0.17	0.72	3.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.66	1.66	1.69	1.78	1.82
Expenses after expense reductions (f)	1.67	(a)	1.65	1.66	1.51	1.53	1.57
Net investment income	3.43	(a)	3.38	3.63	3.76	3.93	3.78	(z)
Portfolio turnover	7		18	20	23	26	15
Net assets at end of period (000 omitted)	$2,766		$3,116	$4,907	$7,956	$9,983	$12,924
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.27% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010		2009	2008	2007
Class A
Net asset value, beginning of period	$10.67		$11.24	$10.54		$11.07	$11.43	$11.41

Income (loss) from investment operations
Net investment income (d)	$0.23		$0.47	$0.49		$0.50	$0.53	$ 0.51	(z)
Net realized and unrealized gain (loss) on investments	0.60		(0.57)	0.69		(0.47)	(0.38)	(0.00	)(w)(z)
Total from investment operations	$0.83		$(0.10)	$1.18		$0.03	$0.15	$0.51

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.46)	$(0.48)		$(0.47)	$(0.48)	$(0.49)
From net realized gain on investments	—		(0.01)	(0.00	)(w)	(0.09)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$(0.22)		$(0.47)	$(0.48)		$(0.56)	$(0.51)	$(0.49)
Net asset value, end of period	$11.28		$10.67	$11.24		$10.54	$11.07	$11.43
Total return (%) (r)(s)(t)(x)	7.86	(n)	(1.03)	11.34		0.40	1.34	4.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.86	0.87		1.08	1.27	1.32
Expenses after expense reductions (f)	0.86	(a)	0.86	0.87		0.91	1.02	1.07
Net investment income	4.12	(a)	4.23	4.40		4.69	4.72	4.51	(z)
Portfolio turnover	11		21	15		22	27	8
Net assets at end of period (000 omitted)	$301,168		$292,027	$302,736		$254,234	$257,133	$269,068

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.85	(a)	0.85	0.86		0.82	0.82	0.87

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010		2009	2008	2007
Class B
Net asset value, beginning of period	$10.66		$11.24	$10.53		$11.06	$11.42	$11.40

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.40		$0.43	$0.46	$0.44	(z)
Net realized and unrealized gain (loss) on investments	0.60		(0.58)	0.70		(0.47)	(0.38)	(0.00	)(w)(z)
Total from investment operations	$0.79		$(0.19)	$1.10		$(0.04)	$0.08	$0.44

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.38)	$(0.39)		$(0.40)	$(0.41)	$(0.42)
From net realized gain on investments	—		(0.01)	(0.00	)(w)	(0.09)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$(0.18)		$(0.39)	$(0.39)		$(0.49)	$(0.44)	$(0.42)
Net asset value, end of period	$11.27		$10.66	$11.24		$10.53	$11.06	$11.42
Total return (%) (r)(s)(t)(x)	7.46	(n)	(1.85)	10.62		(0.26)	0.68	3.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.61	1.62		1.74	1.92	1.97
Expenses after expense reductions (f)	1.61	(a)	1.61	1.62		1.56	1.67	1.72
Net investment income	3.38	(a)	3.47	3.66		4.04	4.07	3.87	(z)
Portfolio turnover	11		21	15		22	27	8
Net assets at end of period (000 omitted)	$3,903		$4,159	$6,558		$7,401	$9,941	$12,545

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.60	(a)	1.60	1.61		1.47	1.47	1.52

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010		2009	2008	2007
Class C
Net asset value, beginning of period	$10.67		$11.24	$10.54		$11.06	$11.43	$11.41

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.40		$0.43	$0.46	$0.44	(z)
Net realized and unrealized gain (loss) on investments	0.60		(0.58)	0.69		(0.46)	(0.39)	(0.00	)(w)(z)
Total from investment operations	$0.79		$(0.19)	$1.09		$(0.03)	$0.07	$0.44

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.39)		$(0.40)	$(0.41)	$(0.42)
From net realized gain on investments	—		(0.01)	(0.00	)(w)	(0.09)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$(0.18)		$(0.38)	$(0.39)		$(0.49)	$(0.44)	$(0.42)
Net asset value, end of period	$11.28		$10.67	$11.24		$10.54	$11.06	$11.43
Total return (%) (r)(s)(t)(x)	7.46	(n)	(1.77)	10.50		(0.17)	0.59	3.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.61	1.62		1.73	1.93	1.97
Expenses after expense reductions (f)	1.61	(a)	1.61	1.62		1.56	1.67	1.72
Net investment income	3.37	(a)	3.47	3.63		4.02	4.06	3.86	(z)
Portfolio turnover	11		21	15		22	27	8
Net assets at end of period (000 omitted)	$31,942		$30,726	$29,660		$19,745	$15,105	$12,377

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.60	(a)	1.60	1.61		1.48	1.47	1.52
(a)	Annualized.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009		2008	2007
Class A
Net asset value, beginning of period	$10.61		$10.98	$10.36	$11.01		$11.45	$11.47

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.44	$0.45	$0.47	(b)	$0.49	$0.51	(z)
Net realized and unrealized gain (loss) on investments	0.61		(0.39)	0.60	(0.58	)(b)	(0.45)	0.01	(z)
Total from investment operations	$0.83		$0.05	$1.05	$(0.11)		$0.04	$0.52

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.42)	$(0.43)		$(0.47)	$(0.47)
From net realized gain on investments	—		—	(0.01)	(0.11)		(0.01)	(0.07)
Total distributions declared to shareholders	$(0.21)		$(0.42)	$(0.43)	$(0.54)		$(0.48)	$(0.54)
Net asset value, end of period	$11.23		$10.61	$10.98	$10.36		$11.01	$11.45
Total return (%) (r)(s)(t)(x)	7.86	(n)	0.41	10.22	(0.87)		0.35	4.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.89	0.90	1.03		1.35	1.40
Expenses after expense reductions (f)	0.89	(a)	0.89	0.90	0.86		1.10	1.15
Net investment income	3.96	(a)	3.98	4.12	4.39	(b)	4.33	4.41	(z)
Portfolio turnover	6		17	12	14		14	13
Net assets at end of period (000 omitted)	$135,417		$128,450	$133,244	$116,564		$124,948	$129,974
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	0.85		0.85	0.89

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
			2011	2010	2009		2008	2007
Class B
Net asset value, beginning of period	$10.61		$10.97	$10.36	$11.01		$11.44	$11.46

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.37	$0.40	(b)	$0.42	$0.43	(z)
Net realized and unrealized gain (loss) on investments	0.60		(0.38)	0.59	(0.58	)(b)	(0.44)	0.01	(z)
Total from investment operations	$0.78		$(0.02)	$0.96	$(0.18)		$(0.02)	$0.44

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.34)	$(0.36)		$(0.40)	$(0.39)
From net realized gain on investments	—		—	(0.01)	(0.11)		(0.01)	(0.07)
Total distributions declared to shareholders	$(0.17)		$(0.34)	$(0.35)	$(0.47)		$(0.41)	$(0.46)
Net asset value, end of period	$11.22		$10.61	$10.97	$10.36		$11.01	$11.44
Total return (%) (r)(s)(t)(x)	7.36	(n)	(0.24)	9.31	(1.52)		(0.21)	3.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.64	1.66	1.69		2.00	2.06
Expenses after expense reductions (f)	1.65	(a)	1.64	1.65	1.52		1.75	1.80
Net investment income	3.21	(a)	3.23	3.39	3.75	(b)	3.69	3.76	(z)
Portfolio turnover	6		17	12	14		14	13
Net assets at end of period (000 omitted)	$2,617		$2,925	$4,639	$6,454		$8,096	$10,087
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.51		1.50	1.55
(a)	Annualized.
(b)	Amounts reflect a correction which reclassifies income and gains previously reported relating to activity for certain municipal bonds held in connection with self-deposited inverse floating rate securities. The corrected amounts resulted in an increase of $0.11 per share to previously reported net investment income, a decrease of $0.11 per share to previously reported net realized and unrealized gain (loss) on investments, and an increase of 1.02% to the previously reported net investment income ratio of each class. There is no impact on previously reported income from operations.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.25% to the net investment income ratio of each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust, which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and each fund may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of September 30, 2011 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Mississippi Fund
Investments at Value
Municipal Bonds	$—	$110,135,364	$—	$110,135,364
Mutual Funds	736,045	—	—	736,045
Total Investments	$736,045	$110,135,364	$—	$110,871,409

New York Fund
Investments at Value
Municipal Bonds	$—	$210,121,135	$—	$210,121,135
Mutual Funds	1,847,326	—	—	1,847,326
Total Investments	$1,847,326	$210,121,135	$—	$211,968,461

Other Financial Instruments
Futures	$(174,875)	$—	$—	$(174,875)

North Carolina Fund
Investments at Value
Municipal Bonds	$—	$408,944,281	$—	$408,944,281
Mutual Funds	12,675,765	—	—	12,675,765
Total Investments	$12,675,765	$408,944,281	$—	$421,620,046

Other Financial Instruments
Futures	$(42,015)	$—	$—	$(42,015)

Pennsylvania Fund
Investments at Value
Municipal Bonds	$—	$128,406,944	$—	$128,406,944
Mutual Funds	1,959,110	—	—	1,959,110
Total Investments	$1,959,110	$128,406,944	$—	$130,366,054

Other Financial Instruments
Futures	$(104,836)	$—	$—	$(104,836)

South Carolina Fund
Investments at Value
Municipal Bonds	$—	$174,816,994	$—	$174,816,994
Mutual Funds	4,148,961	—	—	4,148,961
Total Investments	$4,148,961	$174,816,994	$—	$178,965,955

Other Financial Instruments
Futures	$(91,941)	$—	$—	$(91,941)

Tennessee Fund
Investments at Value
Municipal Bonds	$—	$111,035,998	$—	$111,035,998
Mutual Funds	1,375,771	—	—	1,375,771
Total Investments	$1,375,771	$111,035,998	$—	$112,411,769

Other Financial Instruments
Futures	$(14,705)	$—	$—	$(14,705)

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
Virginia Fund
Investments at Value
Municipal Bonds	$—	$337,453,225	$—	$337,453,225
Mutual Funds	5,147,226	—	—	5,147,226
Total Investments	$5,147,226	$337,453,225	$—	$342,600,451

Other Financial Instruments
Futures	$(313,904)	$—	$—	$(313,904)

West Virginia Fund
Investments at Value
Municipal Bonds	$—	$132,359,912	$—	$132,359,912
Mutual Funds	2,978,180	—	—	2,978,180
Total Investments	$2,978,180	$132,359,912	$—	$135,338,092

Other Financial Instruments
Futures	$(14,705)	$—	$—	$(14,705)

For further information regarding security characteristics, see the Portfolios of Investments.

Derivatives – Each fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of each fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by each fund were futures contracts. Each fund’s period end derivatives, as presented in the Portfolios of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by each fund at September 30, 2011 as reported in the Statements of Assets and Liabilities:

			Fair Value (a)
Fund	Risk	Derivative Contracts	Liability Derivatives
Mississippi Fund	Interest Rate	Interest Rate Futures	$—
New York Fund	Interest Rate	Interest Rate Futures	(174,875)
North Carolina Fund	Interest Rate	Interest Rate Futures	(42,015)
Pennsylvania Fund	Interest Rate	Interest Rate Futures	(104,836)
South Carolina Fund	Interest Rate	Interest Rate Futures	(91,941)
Tennessee Fund	Interest Rate	Interest Rate Futures	(14,705)
Virginia Fund	Interest Rate	Interest Rate Futures	(313,904)
West Virginia Fund	Interest Rate	Interest Rate Futures	(14,705)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in each fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within each fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by each fund for the six months ended September 30, 2011 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Mississippi Fund	Interest Rate	$(130,758)
New York Fund	Interest Rate	(971,351)
North Carolina Fund	Interest Rate	(674,192)
Pennsylvania Fund	Interest Rate	(571,330)
South Carolina Fund	Interest Rate	(803,833)
Tennessee Fund	Interest Rate	(175,962)
Virginia Fund	Interest Rate	(1,635,386)
West Virginia Fund	Interest Rate	(175,962)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by each fund for the six months ended September 30, 2011 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Mississippi Fund	Interest Rate	$2,457
New York Fund	Interest Rate	(160,759)
North Carolina Fund	Interest Rate	(26,436)
Pennsylvania Fund	Interest Rate	(96,811)
South Carolina Fund	Interest Rate	(80,862)
Tennessee Fund	Interest Rate	(11,265)
Virginia Fund	Interest Rate	(291,993)
West Virginia Fund	Interest Rate	(11,265)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of each fund under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolios of Investments.

Futures Contracts – Each fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, each fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by each fund until the contract is closed or expires at which point the gain or loss on futures is realized.

Each fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to each fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. Each fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – North Carolina Fund, Pennsylvania Fund, and Virginia Fund invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically

Notes to Financial Statements (unaudited) – continued

reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by each fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of each fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of each fund in the Statements of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of each fund’s payable to the holder of the floating rate certificate from trust assets as reported on each fund’s Statement of Assets and Liabilities approximates its fair value. At September 30, 2011, each fund’s payable to the holder of the floating rate certificate from trust assets were as follows:

	Payable to the holder of the floating rate certificate from trust assets at 9/30/11	Weighted average interest rate at 9/30/11 on floating rate certificates issued by the trust
Fund
North Carolina Fund	$8,012,670	0.17%
Pennsylvania Fund	945,093	0.16%
Virginia Fund	5,426,345	0.14%

For the six months ended September 30, 2011, the average payable to the holder of the floating rate certificate from trust assets; the weighted average interest rate related to this payable; and the interest expense and fees related to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets were as follows:

	Average Payable to the holder of the floating rate certificate from trust assets for the six months ended 9/30/11	Weighted average interest rate for the six months ended 9/30/11, on floating rate certificates issued by the trust	Interest expense and fees in connection with self-deposited inverse floaters for the six months ended 9/30/11
Fund
North Carolina Fund	$8,011,695	0.62%	$24,734
Pennsylvania Fund	945,912	0.50%	2,354
Virginia Fund	5,425,844	0.53%	14,309

Primary and externally deposited inverse floaters held by certain funds are not accounted for as secured borrowings.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by each fund or in unrealized gain/loss if the security is still held by each fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring,

Notes to Financial Statements (unaudited) – continued

incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. For Mississippi Fund, this amount, for the six months ended September 30, 2011, is shown as a reduction of total expenses on the Statements of Operations. For all other funds, for the six months ended September 30, 2011, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/11	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$261,340	$—	$21,764	$—	$—	$—	$189,052	$—
Tax-exempt income	4,756,645	9,261,641	17,036,699	5,896,148	7,694,372	5,088,828	13,920,431	5,282,317
Total distributions	$5,017,985	$9,261,641	$17,058,463	$5,896,148	$7,694,372	$5,088,828	$14,109,483	$5,282,317

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/11	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$106,417,152	$202,760,994	$395,176,600	$125,422,167
Gross appreciation	4,850,565	11,224,387	19,854,163	5,150,730
Gross depreciation	(396,308)	(2,016,920)	(1,423,387)	(1,151,936)
Net unrealized appreciation (depreciation)	$4,454,257	$9,207,467	$18,430,776	$3,998,794

As of 3/31/11
Undistributed tax-exempt income	462,942	743,710	1,608,645	522,796
Capital loss carryforwards	(18,616)	(1,676,455)	(159,330)	(1,331,978)
Post-October capital loss deferral	—	(83,658)	—	(133,418)
Other temporary differences	(397,887)	(758,123)	(1,387,323)	(486,262)
Net unrealized appreciation (depreciation)	(1,759,021)	(3,863,200)	(5,217,757)	(4,074,832)

Notes to Financial Statements (unaudited) – continued

As of 9/30/11	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$171,660,634	$107,813,337	$325,333,467	$130,885,570
Gross appreciation	8,261,544	5,609,371	15,192,932	5,296,945
Gross depreciation	(956,223)	(1,010,939)	(3,352,293)	(844,423)
Net unrealized appreciation (depreciation)	$7,305,321	$4,598,432	$11,840,639	$4,452,522

As of 3/31/11
Undistributed tax-exempt income	593,104	753,301	1,142,265	438,045
Capital loss carryforwards	(1,445,249)	(298,098)	(1,181,456)	(675,100)
Post-October capital loss deferral	(389,823)	—	—	(2,331)
Other temporary differences	(616,331)	(431,305)	(1,152,782)	(454,309)
Net unrealized appreciation (depreciation)	(2,666,378)	(1,406,780)	(7,999,739)	(3,211,006)

The aggregate cost above included prior fiscal year end tax adjustments, if applicable.

As of March 31, 2011, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
3/31/16	$—	$—	$—	$(17,684)	$—	$—	$—	$—
3/31/17	—	—	—	(327,327)	—	—	—	—
3/31/18	—	—	—	(139,728)	(620,248)	—	—	(675,100)
3/31/19	(18,616)	(1,676,455)	(159,330)	(847,239)	(825,001)	(298,098)	(1,181,456)	—
Total	$(18,616)	$(1,676,455)	$(159,330)	$(1,331,978)	$(1,445,249)	$(298,098)	$(1,181,456)	$(675,100)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11
Class A	$2,163,082	$4,635,744	$3,505,311	$7,705,514	$6,395,924	$14,265,480	$2,594,005	$5,287,706
Class B	40,929	120,901	121,486	413,887	121,938	332,036	198,595	608,442
Class C	—	—	482,644	1,142,240	1,023,795	2,439,183	—	—
Total	$2,204,011	$4,756,645	$4,109,441	$9,261,641	$7,541,657	$17,036,699	$2,792,600	$5,896,148

	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11
Class A	$3,380,905	$7,402,417	$2,233,231	$4,954,782	$5,998,942	$12,649,993	$2,497,486	$5,165,009
Class B	103,386	291,955	48,249	134,046	65,467	187,246	42,072	117,308
Class C	—	—	—	—	515,647	1,083,192	—	—
Total	$3,484,291	$7,694,372	$2,281,480	$5,088,828	$6,580,056	$13,920,431	$2,539,558	$5,282,317

Notes to Financial Statements (unaudited) – continued

From net realized gain on investments

	Mississippi Fund		North Carolina Fund		Virginia Fund
	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11	Six months ended 9/30/11	Year ended 3/31/11
Class A	$—	$254,457	$—	$17,533	$—	$168,110
Class B	—	6,883	—	480	—	2,790
Class C	—	—	—	3,751	—	18,152
Total	$—	$261,340	$—	$21,764	$—	$189,052

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of certain funds’ average daily net assets:

	New York Fund	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.90%	0.93%	0.91%	0.94%	0.89%	0.90%
Class B	1.65%	1.68%	1.66%	1.69%	1.64%	1.65%
Class C	1.65%	1.68%	N/A	N/A	1.64%	N/A

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2012. For the six months ended September 30, 2011, actual operating expenses for each fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of these funds’ expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2011, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$12,526	$14,635	$39,717	$36,020	$41,587	$15,716	$17,101	$11,539

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$134,245
New York Fund	—	0.25%	0.25%	0.25%	219,031
North Carolina Fund	—	0.25%	0.25%	0.25%	416,207
Pennsylvania Fund	—	0.25%	0.25%	0.10%	152,560
South Carolina Fund	—	0.25%	0.25%	0.25%	211,996
Tennessee Fund	—	0.25%	0.25%	0.25%	136,711
Virginia Fund	—	0.25%	0.25%	0.25%	373,213
West Virginia Fund	—	0.25%	0.25%	0.25%	165,061

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.79%	$12,230
New York Fund	0.75%	0.25%	1.00%	1.00%	37,071
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	39,276
Pennsylvania Fund	0.75%	0.25%	1.00%	0.90%	57,471
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	31,885
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	14,459
Virginia Fund	0.75%	0.25%	1.00%	1.00%	19,981
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	13,867

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$148,341
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	331,216
Virginia Fund	0.75%	0.25%	1.00%	1.00%	157,823

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$146,475	$404,443	$786,699	$210,031	$243,881	$151,170	$551,017	$178,928

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2011, based on each class’ average daily net assets.

Mississippi Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2012. This reduction amounted to $80,547 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2012. This reduction amounted to $2,591, which is shown as a reduction of total expenses in the Statement of Operations.

Pennsylvania Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2012. This reduction amounted to $91,536 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2012. This reduction amounted to $5,900 which is shown as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2011, were as follows:

CDSC imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$600	$1,205	$9,738	$1,217	$2,082	$—	$222	$—
Class B	2,265	7,293	6,336	5,664	6,180	1,275	1,472	2,043
Class C	N/A	3,344	5,600	N/A	N/A	N/A	1,204	N/A

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2011, each fund paid the following, which equated to the following annual percentage of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$9,659	$23,799	$39,446	$18,822	$17,326	$10,287	$34,508	$13,067
Percentage of average daily net assets	0.0176%	0.0225%	0.0194%	0.0283%	0.0197%	0.0184%	0.0207%	0.0194%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$19,225	$47,763	$83,233	$30,755	$35,789	$20,205	$65,342	$23,143

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2011 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0239%	0.0194%	0.0170%	0.0222%	0.0204%	0.0237%	0.0176%	0.0222%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in independent Trustees’ compensation on the Statements of Operations and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$384	$351	$593	$388	$580	$353	$589	$580

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2011, and is included in payable for independent Trustees’ compensation on the Statements of Assets and Liabilities:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$5,147	$6,530	$9,261	$5,102	$9,246	$6,502	$9,276	$9,242

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2011, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$382	$739	$1,414	$466	$614	$391	$1,163	$469

Notes to Financial Statements (unaudited) – continued

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$290	$561	$1,073	$354	$466	$297	$883	$356

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$11,998,587	$44,020,340	$70,436,470	$12,566,881	$18,304,046	$7,264,941	$41,285,139	$7,393,688
Sales	$10,337,912	$41,368,492	$62,126,503	$17,700,440	$17,808,701	$12,062,886	$35,079,872	$9,045,808

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Mississippi Fund				New York Fund
	Six months ended 9/30/11		Year ended 3/31/11		Six months ended 9/30/11		Year ended 3/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	641,482	$6,208,095	2,004,657	$19,730,624	577,935	$6,206,426	2,576,875	$28,153,029
Class B	10,573	103,787	38,707	380,954	24,437	263,309	102,812	1,120,690
Class C	—	—	—	—	190,935	2,051,305	684,385	7,483,486
	652,055	$6,311,882	2,043,364	$20,111,578	793,307	$8,521,040	3,364,072	$36,757,205

Shares issued to shareholders in reinvestment of distributions
Class A	145,996	$1,415,286	317,823	$3,095,057	232,013	$2,488,938	483,569	$5,230,981
Class B	3,089	29,958	9,460	92,396	7,768	83,018	25,979	281,237
Class C	—	—	—	—	27,477	294,326	64,484	697,107
	149,085	$1,445,244	327,283	$3,187,453	267,258	$2,866,282	574,032	$6,209,325

Shares reacquired
Class A	(842,237)	$(8,114,498)	(2,135,950)	$(20,428,278)	(1,010,497)	$(10,772,973)	(2,736,598)	$(29,189,782)
Class B	(62,683)	(606,417)	(216,239)	(2,124,928)	(194,076)	(2,066,249)	(640,657)	(6,874,132)
Class C	—	—	—	—	(204,241)	(2,173,203)	(839,282)	(8,915,188)
	(904,920)	$(8,720,915)	(2,352,189)	$(22,553,206)	(1,408,814)	$(15,012,425)	(4,216,537)	$(44,979,102)

Net change
Class A	(54,759)	$(491,117)	186,530	$2,397,403	(200,549)	$(2,077,609)	323,846	$4,194,228
Class B	(49,021)	(472,672)	(168,072)	(1,651,578)	(161,871)	(1,719,922)	(511,866)	(5,472,205)
Class C	—	—	—	—	14,171	172,428	(90,413)	(734,595)
	(103,780)	$(963,789)	18,458	$745,825	(348,249)	$(3,625,103)	(278,433)	$(2,012,572)

Notes to Financial Statements (unaudited) – continued

	North Carolina Fund				Pennsylvania Fund
	Six months ended 9/30/11		Year ended 3/31/11		Six months ended 9/30/11		Year ended 3/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,705,047	$19,746,413	5,350,562	$62,252,686	1,010,601	$9,953,608	3,876,530	$38,955,649
Class B	54,538	629,395	116,004	1,359,078	39,659	391,163	256,322	2,585,425
Class C	512,238	5,930,565	1,650,402	19,367,472	—	—	—	—
	2,271,823	$26,306,373	7,116,968	$82,979,236	1,050,260	$10,344,771	4,132,852	$41,541,074

Shares issued to shareholders in reinvestment of distributions
Class A	336,084	$3,893,215	738,525	$8,586,012	177,335	$1,750,295	328,068	$3,263,104
Class B	7,405	85,628	19,293	224,209	15,355	151,792	41,858	418,367
Class C	53,874	623,798	130,291	1,514,694	—	—	—	—
	397,363	$4,602,641	888,109	$10,324,915	192,690	$1,902,087	369,926	$3,681,471

Shares reacquired
Class A	(1,994,221)	$(23,093,301)	(6,975,098)	$(79,839,996)	(1,379,030)	$(13,588,185)	(3,045,745)	$(29,867,303)
Class B	(166,473)	(1,912,493)	(361,400)	(4,184,856)	(364,764)	(3,594,265)	(1,036,767)	(10,308,906)
Class C	(563,724)	(6,474,603)	(1,901,643)	(21,689,724)	—	—	—	—
	(2,724,418)	$(31,480,397)	(9,238,141)	$(105,714,576)	(1,743,794)	$(17,182,450)	(4,082,512)	$(40,176,209)

Net change
Class A	46,910	$546,327	(886,011)	$(9,001,298)	(191,094)	$(1,884,282)	1,158,853	$12,351,450
Class B	(104,530)	(1,197,470)	(226,103)	(2,601,569)	(309,750)	(3,051,310)	(738,587)	(7,305,114)
Class C	2,388	79,760	(120,950)	(807,558)	—	—	—	—
	(55,232)	$(571,383)	(1,233,064)	$(12,410,425)	(500,844)	$(4,935,592)	420,266	$5,046,336

	South Carolina Fund				Tennessee Fund
	Six months ended 9/30/11		Year ended 3/31/11		Six months ended 9/30/11		Year ended 3/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	850,845	$10,129,887	3,571,893	$43,033,370	395,770	$4,065,606	1,842,406	$19,111,253
Class B	41,366	490,787	103,067	1,243,595	26,352	271,533	41,061	426,523
	892,211	$10,620,674	3,674,960	$44,276,965	422,122	$4,337,139	1,883,467	$19,537,776

Shares issued to shareholders in reinvestment of distributions
Class A	192,255	$2,280,332	397,841	$4,744,957	128,850	$1,325,380	271,199	$2,801,742
Class B	6,418	76,052	15,927	189,927	3,025	31,104	7,782	80,472
	198,673	$2,356,384	413,768	$4,934,884	131,875	$1,356,484	278,981	$2,882,214

Shares reacquired
Class A	(1,128,622)	$(13,323,429)	(3,174,939)	$(37,351,599)	(694,712)	$(7,110,057)	(3,436,946)	$(35,264,180)
Class B	(151,832)	(1,788,747)	(299,259)	(3,550,275)	(78,536)	(803,775)	(208,497)	(2,157,638)
	(1,280,454)	$(15,112,176)	(3,474,198)	$(40,901,874)	(773,248)	$(7,913,832)	(3,645,443)	$(37,421,818)

Net change
Class A	(85,522)	$(913,210)	794,795	$10,426,728	(170,092)	$(1,719,071)	(1,323,341)	$(13,351,185)
Class B	(104,048)	(1,221,908)	(180,265)	(2,116,753)	(49,159)	(501,138)	(159,654)	(1,650,643)
	(189,570)	$(2,135,118)	614,530	$8,309,975	(219,251)	$(2,220,209)	(1,482,995)	$(15,001,828)

Notes to Financial Statements (unaudited) – continued

	Virginia Fund				West Virginia Fund
	Six months ended 9/30/11		Year ended 3/31/11		Six months ended 9/30/11		Year ended 3/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	977,835	$10,791,095	5,024,076	$55,657,369	356,814	$3,933,260	1,188,897	$13,190,426
Class B	11,927	133,510	35,918	401,553	24,322	268,892	24,995	276,979
Class C	146,349	1,615,802	730,271	8,187,971	—	—	—	—
	1,136,111	$12,540,407	5,790,265	$64,246,893	381,136	$4,202,152	1,213,892	$13,467,405

Shares issued to shareholders in reinvestment of distributions
Class A	324,645	$3,587,104	666,455	$7,401,068	155,470	$1,708,313	311,303	$3,414,028
Class B	4,238	46,764	11,067	123,165	2,250	24,688	6,104	66,968
Class C	28,718	317,313	58,729	651,532	—	—	—	—
	357,601	$3,951,181	736,251	$8,175,765	157,720	$1,733,001	317,407	$3,480,996

Shares reacquired
Class A	(1,972,624)	$(21,750,260)	(5,249,528)	$(57,368,554)	(553,686)	$(6,051,531)	(1,536,881)	$(16,874,329)
Class B	(59,942)	(659,420)	(240,675)	(2,665,589)	(69,017)	(757,032)	(178,228)	(1,962,480)
Class C	(223,057)	(2,459,313)	(547,453)	(5,985,603)	—	—	—	—
	(2,255,623)	$(24,868,993)	(6,037,656)	$(66,019,746)	(622,703)	$(6,808,563)	(1,715,109)	$(18,836,809)

Net change
Class A	(670,144)	$(7,372,061)	441,003	$5,689,883	(41,402)	$(409,958)	(36,681)	$(269,875)
Class B	(43,777)	(479,146)	(193,690)	(2,140,871)	(42,445)	(463,452)	(147,129)	(1,618,533)
Class C	(47,990)	(526,198)	241,547	2,853,900	—	—	—	—
	(761,911)	$(8,377,405)	488,860	$6,402,912	(83,847)	$(873,410)	(183,810)	$(1,888,408)

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2011, each fund’s commitment fee and interest expense were as follows, and are included in miscellaneous expense on the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$468	$907	$1,708	$576	$747	$483	$1,394	$566
Interest Expense	—	—	—	—	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the funds assume the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each of the fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2011, are as follows:

	Underlying Affiliated Funds – MFS Institutional Money Market Portfolio
	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Mississippi Fund	1,934,688	13,897,280	(15,095,923)	736,045
New York Fund	6,762,934	43,804,605	(48,720,213)	1,847,326
North Carolina Fund	4,540,930	64,637,252	(56,502,417)	12,675,765
Pennsylvania Fund	4,443,576	17,456,901	(19,941,367)	1,959,110
South Carolina Fund	5,814,158	21,923,083	(23,588,280)	4,148,961
Tennessee Fund	122,955	10,497,037	(9,244,221)	1,375,771
Virginia Fund	10,158,215	45,672,985	(50,683,974)	5,147,226
West Virginia Fund	1,961,779	11,834,510	(10,818,109)	2,978,180

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Mississippi Fund	$—	$—	$1,055	$736,045
New York Fund	—	—	3,056	1,847,326
North Carolina Fund	—	—	5,739	12,675,765
Pennsylvania Fund	—	—	1,889	1,959,110
South Carolina Fund	—	—	1,943	4,148,961
Tennessee Fund	—	—	623	1,375,771
Virginia Fund	—	—	3,229	5,147,226
West Virginia Fund	—	—	1,495	2,978,180

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

MFS Mississippi Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

Board Review of Investment Advisory Agreement – continued

MFS New York Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one- year period and the 2nd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS North Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Pennsylvania Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

Board Review of Investment Advisory Agreement – continued

MFS South Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Tennessee Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and total expense ratio was higher than the Lipper expense group median.

MFS Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Lipper expense group median.

Board Review of Investment Advisory Agreement – continued

MFS West Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2010 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

Access to Disclosures on MFS Website

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about a fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

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1. Go to mfs.com.

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Municipal Income Fund

SEMIANNUAL REPORT

September 30, 2011

LMB-SEM

MFS® MUNICIPAL INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

November 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	17.2%
Universities – Colleges	11.2%
Utilities – Municipal Owned	6.5%
General Obligations – General Purpose	6.2%
State & Local Agencies	6.1%

Composition including fixed income credit quality (a)(i)
AAA	9.2%
AA	23.3%
A	25.7%
BBB	30.8%
BB	3.8%
B	1.8%
CCC	0.2%
CC (o)	0.0%
Not Rated	2.6%
Cash & Other	2.6%

Portfolio facts (i)
Average Duration (d)	9.3
Average Effective Maturity (m)	18.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

2

Portfolio Composition – continued

(o)	Less than 0.1%.

Percentages are based on net assets as of 9/30/11.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

April 1, 2011 through September 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2011 through September 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expenses Paid During Period (p) 4/01/11-9/30/11
A	Actual	0.78%	$1,000.00	$1,087.62	$4.07
	Hypothetical (h)	0.78%	$1,000.00	$1,021.10	$3.94
B	Actual	1.53%	$1,000.00	$1,083.43	$7.97
	Hypothetical (h)	1.53%	$1,000.00	$1,017.35	$7.72
C	Actual	1.53%	$1,000.00	$1,081.95	$7.96
	Hypothetical (h)	1.53%	$1,000.00	$1,017.35	$7.72
I	Actual	0.53%	$1,000.00	$1,028.87	$0.90	(i)
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
A1	Actual	0.53%	$1,000.00	$1,087.60	$2.77
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
B1	Actual	1.29%	$1,000.00	$1,084.77	$6.72
	Hypothetical (h)	1.29%	$1,000.00	$1,018.55	$6.51

(h)	5% class return per year before expenses.
(i)	For the period of class inception, August 1, 2011, through the stated period.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expenses Impacting Table

Expense ratios include 0.03% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

9/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.0%
Issuer	Shares/Par	Value ($)

Airport Revenue - 1.9%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$7,125,000	$7,849,438
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,855,000	2,000,191
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	2,990,000	3,223,968
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	5,885,000	6,021,885
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), NATL, 5.875%, 2013	1,485,000	1,486,515
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,315,000	2,392,136
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	2,635,000	2,713,260
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	7,570,000	7,687,562

		$33,374,955
General Obligations - General Purpose - 6.2%
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	$9,145,000	$10,176,190
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,000	5,890
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,573,463
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.75%, 2041	2,795,000	2,880,890
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,180,000	2,346,944
Country Club Hills, IL, NATL, 5%, 2031	3,170,000	2,740,148
Detroit, MI, 5.25%, 2035	5,000,000	5,182,350
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	8,145,000	8,610,975
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,383,648
New York, NY, “B”, 5%, 2020	10,730,000	12,738,871
State of California, 6.5%, 2033	4,000,000	4,681,120
State of California, 6%, 2039	3,000,000	3,338,130
State of Maryland, “C”, 5%, 2019	6,890,000	8,492,959
State of Washington, 6%, 2012	4,360,000	4,524,372
State of Washington, “A”, NATL, 5%, 2033	5,000,000	5,481,100
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,903,507

		$106,060,557

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Improvement - 1.2%
Guam Government, “A”, 7%, 2039	$910,000	$951,059
Massachusetts Bay Transportation Authority, “A”, 7%, 2021 (c)	4,700,000	5,679,903
Massachusetts Bay Transportation Authority, “A”, 7%, 2021	5,485,000	6,566,258
Massachusetts Bay Transportation Authority, “C”, 6.1%, 2013 (c)	3,640,000	3,815,120
Massachusetts Bay Transportation Authority, “C”, 6.1%, 2013	3,355,000	3,508,189

		$20,520,529
General Obligations - Schools - 5.1%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,010,000	$696,324
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,035,000	657,529
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,070,000	1,232,437
Chicago, IL, Board of Education, NATL, 6.25%, 2015	20,295,000	21,700,429
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,495,000	1,458,583
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,015,000	1,210,763
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	2,825,000	792,271
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,785,000	719,393
Florida Board of Education, Capital Outlay, 9.125%, 2014	675,000	734,393
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	314,804
Fresno, CA, Unified School District, NATL, 6.55%, 2020	1,225,000	1,336,022
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	1,021,410
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	9,645,000	1,351,747
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	730,739
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,317,498
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,073,385
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,000,000	897,160
Long Beach, CA, Community College District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 2028	5,025,000	1,954,725
Los Angeles, CA, Community College District (Election of 2008), “C”, 5.25%, 2039	5,000,000	5,558,650
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	860,962
Menlo Park, CA, City School District (Election of 2006), Capital Appreciation, 0%, 2044	10,000,000	4,259,700

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	$580,000	$189,585
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 2041	12,035,000	1,594,999
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,449,913
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	779,855
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,365,082
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,404,063
Reading, PA, School District, “A”, 5%, 2020	1,000,000	1,104,700
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,290,520
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,290,520
San Mateo County, CA, Community College District (2005 Election), Capital Appreciation, “A”, NATL, 0%, 2026	5,100,000	2,471,358
San Rafael, CA, Elementary School District (Election of 1999), NATL, 5%, 2028 (c)	2,500,000	2,597,675
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	10,000,000	10,551,200
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	2,028,953
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, NATL, 0%, 2029	2,150,000	882,618
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,440,000	1,156,666
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	460,168
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,118,329

		$87,615,128
Healthcare Revenue - Hospitals - 17.0%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$255,000	$216,768
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	3,316,250
Baxter County, AR, Hospital Rev., 5.375%, 2014	15,000	15,037
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,356,340
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	1,000,000	971,710
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	1,130,000	1,133,899

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	$2,580,000	$2,699,325
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	2,640,000	2,786,546
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,779,890
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,445,000	3,269,650
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	4,850,000	4,921,053
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	504,515
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,135,000	3,214,754
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	5,119,250
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	1,530,000	1,576,252
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,433,152
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	2,017,760
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,328,370
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,314,577
Harrison County, TX, Health Facilities Development Corp., Hospital Rev. (Good Shepherd Health System), 5.25%, 2028	5,000,000	4,712,600
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.15%, 2027 (p)	4,850,000	6,163,477
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	3,075,294
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,094,172
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,288,178
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,735,931
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,167,882
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	7,156,059
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,564,935

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	$2,455,000	$2,577,038
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,975,000	2,782,666
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	3,001,410
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,782,343
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,345,000
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,490,000	2,501,454
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,531,589
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	120,994
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,646,046
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2012 (c)	250,000	264,033
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	310,000	310,043
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,610,000	1,602,771
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	2,155,000	2,229,024
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,574,501
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	838,468
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	668,467
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	4,445,000	4,653,515
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,031,990
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,205,000	846,857
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,010,000	495,666

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	$1,700,000	$1,629,280
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	3,990,000	3,811,049
Louisiana Public Facilities Authority, Hospital Rev. (Lafayette General Medical Center), 5.5%, 2040	5,000,000	5,092,100
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,545,000	5,522,044
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	271,595
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	272,741
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,112,800
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2015	1,000,000	1,015,930
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	506,865
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	908,429
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,354,264
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,510,000	1,709,788
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	2,205,000	1,955,725
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038 (d)(q)	1,130,000	888,146
Mecosta County, MI, General Hospital Rev., 6%, 2018	245,000	245,059
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	758,580
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	2,240,000	2,333,430
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	1,240,000	1,289,414
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	7,351,147
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	839,745
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	549,081
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,718,003

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	$65,000	$65,253
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,385,000	4,434,814
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	495,000	506,420
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	456,147
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	70,000	71,197
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,012,590
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	505,730
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	488,663
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	502,295
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,629,801
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,529,060
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,350,000	2,758,223
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,517,850
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	6,000,000	6,339,240
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	258,588
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,366,320
Orange County, FL, Health Facilities Authority Rev. (Adventist Health System), 5.625%, 2012 (c)	1,490,000	1,587,759
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,210,000	2,281,913
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,665,000	2,667,052
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,809,978
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	8,716,753
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,577,355

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	$4,715,000	$5,118,510
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,761,519
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,116,287
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,302,308
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,322,230
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	315,339
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	525,565
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	784,910
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	1,028,430
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	4,265,000	4,277,752
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	454,682
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,625,488
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,037,925
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	557,622
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	6,445,000	6,643,055
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	3,138,323
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	858,374
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	2,000,000	170,000
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,000,000	3,003,150
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,541,442
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,248,908

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	$2,075,000	$2,234,505
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	915,000	985,986
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	505,435
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	1,995,000	1,799,091
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	792,720
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,513,626
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	3,848,117
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,285,000	5,924,855
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	3,997,081
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	400,000	376,032
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2012 (c)	365,000	370,190
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	885,000	885,637
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	1,000,380
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	2,110,000	2,052,503
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,146,934
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,506,363
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,848,230
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,797,591
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	900,000	985,599
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,584,045
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	4,155,000	3,882,598
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,031,860

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	$1,360,000	$1,246,535
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	220,000	221,371

		$292,324,820
Healthcare Revenue - Long Term Care - 3.1%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	$1,615,000	$1,385,605
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	1,055,880
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	1,049,990
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	195,000	199,189
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	295,161
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	114,785
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	715,000	686,622
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	505,000	470,019
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	851,588
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,148,271
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,510,000	1,510,347
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	433,643
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,259,918
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 2023	3,355,000	3,240,360
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	745,000	684,439
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,049,868
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,225,000	2,311,708
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	1,915,000	1,928,060

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	$2,770,000	$2,764,682
Palm Beach County, FL, Health Facilities Authority, Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5.5%, 2033	5,000,000	4,850,400
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	366,354
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	6,795,000	6,859,145
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	395,000	400,380
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	1,600,000	1,391,600
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,100,000	3,126,071
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	4,500,000	4,616,730
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	781,577
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	2,575,000	2,692,806
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	457,413
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,469,008

		$53,451,619
Human Services - 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$75,000	$75,338
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	35,000	35,146
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	983,470

		$1,093,954
Industrial Revenue - Airlines - 0.6%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,495,608
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	1,046,329

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	$720,000	$605,383
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	551,569
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	570,000	570,080
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	160,000	161,797
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	1,435,000	1,419,459
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,970,000	1,862,458
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	1,670,000	1,668,647
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	1,490,000	1,474,891

		$10,856,221
Industrial Revenue - Chemicals - 1.6%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (b)	$4,500,000	$4,603,590
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	7,310,000	7,492,458
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	2,295,000	2,203,659
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,678,448
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	1,400,000	1,473,696
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	6,000,000	6,271,200
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	2,870,000	3,184,638
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	979,930

		$27,887,619
Industrial Revenue - Environmental Services - 0.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$1,043,509
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,702,829

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	$2,500,000	$2,532,675
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	500,000	512,395
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	1,410,000	1,303,362
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,144,083
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	301,314

		$9,540,167
Industrial Revenue - Metals - 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (a)(d)	$3,000,000	$300

Industrial Revenue - Other - 1.4%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (a)(d)	$126,224	$1,262
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	116,013	1,160
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	467,335
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	499,980
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	315,000	270,308
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,560,355
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,303,458
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	400,000	418,340
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	475,720
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	556,314
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	950,000	959,624

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	$7,445,000	$7,497,115

		$24,010,971
Industrial Revenue - Paper - 0.7%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$1,760,000	$1,735,589
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,476,032
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	2,565,000	2,565,333
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	1,125,000	1,128,589
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,521,645
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	2,043,656
Sabine River, LA, Water Facilities Authority Rev., (International Paper Co.), 6.2%, 2025	1,250,000	1,263,500
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	550,000	11,550

		$12,745,894
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,097,373
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,205,000	3,347,623
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	2,460,000	2,223,520
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (a)(d)	233,199	2
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	2,859,975
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 2024 (n)	2,000,000	1,895,120
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	557,112

		$12,980,725
Miscellaneous Revenue - Other - 1.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$848,769
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,342,564

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	$1,120,000	$1,084,978
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,106,547
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 2029	4,000,000	3,831,720
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	505,000	544,557
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	2,770,000	2,958,305
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,105,000	1,130,249
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	465,000	484,325
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	1,895,468
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	4,410,000	4,699,561
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,619,076
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	415,000	424,391

		$25,970,510
Multi-Family Housing Revenue - 0.3%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$545,000	$529,424
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	210,200
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,382,659
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,200,384
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,600,640

		$4,923,307
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,250,000	$3,469,343

Port Revenue - 0.2%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$795,000	$799,587
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,535,000	1,532,897
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	1,035,000	1,193,065

		$3,525,549

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - 5.3%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$6,150,000	$6,564,203
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	7,425,000	7,643,518
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	6,039,050
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	9,445,000	11,521,956
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2031	3,615,000	4,371,945
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 2028	6,930,000	3,221,341
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,125,000	4,719,413
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	19,563,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	5,900,000	6,431,118
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,105,000	1,163,676
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,745,000	1,819,128
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,530,000	1,602,660
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,460,000	3,751,332
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	605,000	632,836
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	2,810,000	2,899,892
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	4,190,000	3,689,379
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,345,000	1,714,758
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,339,069
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	2,225,000	978,288
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	3,970,000	2,371,083

		$92,037,645
Single Family Housing - Local - 1.0%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$15,000	$15,736

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Chicago, IL, Single Family Mortgage Rev., “B”, 6%, 2033	$240,000	$245,628
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,200,000	1,265,100
Chicago, IL, Single Family Mortgage Rev., “C”, 5.75%, 2042	1,820,000	1,857,292
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	60,000	60,499
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	85,000	89,058
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	40,000	42,476
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	230,000	231,599
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	185,083
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, 5.5%, 2038	2,110,000	2,202,291
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, 5.4%, 2038	1,355,000	1,375,772
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,200,000	1,220,544
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	415,000	421,457
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	175,000	182,235
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,625,000	1,649,245
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	105,000	105,379
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	475,000	492,746
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	755,000	778,428
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	170,000	172,591
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	515,000	537,727
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,335,000	1,378,508
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	250,000	253,890
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, 5.45%, 2038	2,150,000	2,223,853

		$16,987,137

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - 1.5%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$5,150,000	$4,943,176
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	6,600,000	6,284,124
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	2,750,000	2,574,468
California Housing Finance Agency Rev. (Home Mortgage), Capital Appreciation, NATL, 0%, 2028	1,395,000	571,573
California Housing Finance Agency Rev., “G”, 5.5%, 2042	2,535,000	2,534,772
Colorado Housing & Finance Authority Rev., 6.05%, 2016	45,000	46,385
Colorado Housing & Finance Authority Rev., 7.45%, 2016	60,000	63,314
Colorado Housing & Finance Authority Rev., 6.8%, 2030	70,000	71,032
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	50,000	50,341
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	9,000	9,074
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	55,000	57,441
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	355,000	372,924
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	305,000	321,760
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	60,000	62,785
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	30,000	31,230
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	45,000	47,386
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	105,000	105,973
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	920,000	949,642
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	605,000	628,891
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	195,000	197,377
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,000,000	1,059,090
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	50,000	51,358
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	60,000	61,784
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	140,000	141,602
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	150,000	158,022
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	345,000	354,415
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	5,000	5,026
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	5,000	5,035
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	160,000	171,568
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	595,000	614,349

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	$900,000	$940,392
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	280,000	283,464
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,185,000	1,238,017
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	980,000	1,033,057
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	480,000	488,170

		$26,529,017
Solid Waste Revenue - 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,750,228
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	975,000	976,180
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	1,002,380
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	575,000	603,980

		$4,332,768
State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$594,216
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	1,146,528
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,195,190

		$2,935,934
State & Local Agencies - 6.0%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$2,950,000	$3,096,202
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	7,840,000	8,763,709
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.583%, 2018	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.968%, 2037	7,000,000	4,464,950
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.142%, 2018 (p)	900,000	1,112,076
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,420,675
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,415,000	3,461,820

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2029	$10,000,000	$10,019,200
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	1,000,590
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,135,000	7,041,389
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	3,990,000	3,919,577
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	995,000	1,006,890
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,413,350
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	590,000	604,608
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	1,000,000	1,010,430
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,758,794
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	869,868
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	3,755,000	4,211,646
New York Dormitory Authority Rev. (City University), 5.75%, 2013	2,635,000	2,784,273
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	5,195,000	5,326,122
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	17,905,000	20,905,699
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,063,493
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	8,210,000	8,234,302
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,627,290
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,086,360

		$103,453,313
Student Loan Revenue - 0.2%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$647,433
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,930,000	3,040,930
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	243,225

		$3,931,588

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - 0.5%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	$5,630,000	$5,546,958
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	2,200,000	2,371,424

		$7,918,382
Tax Assessment - 0.7%
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	$1,285,000	$1,296,758
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	905,000	759,313
Fishhawk Community Development District, FL, 7.04%, 2014	25,000	24,749
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,272,410
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	865,000	743,848
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	1,720,000	1,072,196
Homestead 50, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	700,000	417,270
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	105,000	47,250
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	45,000	36,496
Main Street Community Development District, FL, “A”, 6.8%, 2038	565,000	487,392
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,180,800
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,143,880
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	595,000	514,009
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	429,330
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	155,000	135,484
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	104,849

		$12,666,034
Tobacco - 3.4%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)	$1,220,000	$1,266,580
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	8,605,000	6,538,595
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	5,000,000	3,576,800

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	$8,900,000	$6,170,637
District of Columbia, Tobacco Settlement, 6.25%, 2024	945,000	946,607
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)(f)	1,750,000	1,883,455
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	4,760,000	3,349,469
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	475,000	332,020
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	3,970,000	4,123,361
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	8,750,000	9,067,013
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	1,580,000	145,534
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,461,188
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,240,000	1,229,944
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,585,000	2,585,052
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	1,715,000	1,776,860
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	11,940,000	7,690,554
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	4,405,000	429,311
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	3,600,000	203,292
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	180,000	182,142
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,485,000	4,528,101

		$58,486,515
Toll Roads - 1.1%
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	$1,495,000	$1,459,748
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	5,645,000	5,995,950
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	6,920,000	7,307,312
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 2016 (c)	1,000,000	1,186,850
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	2,470,000	2,667,106

		$18,616,966

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 1.1%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$4,870,000	$5,904,485
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	1,475,000	1,687,356
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 2023	7,500,000	8,640,225
New York Metropolitan Transportation Authority Rev., ETM, 5.75%, 2013 (c)	1,765,000	1,846,684
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,243,438

		$19,322,188
Universities - Colleges - 11.0%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,648,925
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,739,839
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,195,000	1,235,881
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,757,585
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,691,638
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,550,000	1,586,456
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	5,800,000	5,837,932
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,620,000	1,454,128
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	925,000	1,019,729
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	5,034,627
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,853,276
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	850,000	877,413
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	233,603
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	247,764
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	968,642

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	$3,000,000	$3,097,200
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	490,000	513,892
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	11,570,000	8,413,010
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	6,355,000	6,917,862
Florida Higher Educational Facilities, Financial Authority Rev. (Rollins College), 5%, 2037	1,000,000	1,040,930
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,185,000	2,542,925
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,228,261
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,065,553
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	518,304
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	8,235,000	8,119,381
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	1,650,000	1,738,473
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,086,941
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	5,705,000	4,202,588
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	5,522,865
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,225,000	1,279,990
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 2039	3,000,000	3,114,810
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	2,280,000	2,182,416
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	1,610,000	1,495,706
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	539,363
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	636,370
Massachusetts Development Finance Agency Rev. (Boston University), SYNCORA, 6%, 2059	6,075,000	6,972,885
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 2040	4,500,000	4,591,035

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	$880,000	$899,272
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	409,836
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	28,528,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,297,859
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,368,533
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	2,000,000	2,073,640
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	917,560
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	3,465,000	3,484,161
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	4,857,810
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,420,000	2,367,873
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,210,000	1,218,071
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	3,500,000	3,618,510
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	930,000	856,121
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,388,330
Texas A&M University, “A”, 5%, 2026	1,150,000	1,377,183
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	9,895,000	10,017,995
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,299,890
University of California, “A”, NATL, 4.5%, 2037	8,375,000	8,114,538
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,089,350
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,820,145
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	671,555
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	451,908

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	$520,000	$536,255
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,212,695
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	630,000	634,775
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,265,000	1,269,503

		$189,789,566
Universities - Dormitories - 1.0%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$3,975,000	$3,906,908
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,025,000	916,002
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,637,027
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	905,000	908,548
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	2,730,000	2,874,472
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	4,210,000	4,379,874
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	2,275,000	1,980,069
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	510,000	517,273
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	895,000	897,918

		$18,018,091
Universities - Secondary Schools - 1.9%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,045,000	$4,934,414
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,355,000	2,388,512
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,425,000	1,459,756
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,816,398
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,769,149

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2030	$2,425,000	$2,326,982
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2040	5,130,000	4,661,221
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,522,406
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,230,000	4,404,868
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	100,000	40,000
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	400,164
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	480,000	435,048
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	415,000	426,101
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,795,000	2,888,912

		$32,473,931
Utilities - Investor Owned - 5.0%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$1,000,200
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	651,088
California Statewide Communities Development Authority, Pollution Control Rev., “A”, 4.5%, 2029	6,000,000	6,030,420
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,840,000	2,041,149
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	5,990,000	6,020,549
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	9,975,000	9,718,643
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	3,908,584
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	4,000,000	3,982,840
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 2028	10,000,000	10,198,400
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,894,971

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$1,455,000	$1,728,060
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	736,283
Matagorda County, TX, Navigation District No. 1 Rev. (Centerpoint Energy, Inc.), “A”, AMBAC, 5.25%, 2026	1,685,000	1,683,163
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,215,471
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	750,030
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	705,425
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	985,000	1,157,582
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	1,970,000	2,293,277
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,008,960
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,016,780
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	5,221,450
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,685,264
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	5,009,467
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,135,000	4,321,075
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,779,827
Pima County, AZ, Industrial Development Authority, Industrial Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	4,485,000	4,255,054

		$86,014,012
Utilities - Municipal Owned - 6.5%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,510,035
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,661,000
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	13,080,000	15,544,403
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	168,246
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,320,260

33

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	$8,000,000	$9,299,760
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	7,350,000	8,617,581
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	423,601
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,680,432
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	20,450,000	21,421,375
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	1,770,000	1,854,854
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	11,471,203
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,452,000
Northern California Transmission Agency, NATL, 7%, 2013	2,755,000	2,867,597
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	5,189,202
Salt River, AZ, Agriculture Improvement & Power District Electric, “A”, 5%, 2028	7,500,000	8,474,775
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,488,154
Wyoming Municipal Power Agency, Power Supply, “A”, 5%, 2036	1,000,000	1,038,040

		$111,482,518
Utilities - Other - 2.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$689,337
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	1,984,466
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	4,545,000	4,721,073
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	845,000	828,953
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,676,821
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	3,725,000	3,880,519
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	5,126,620
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	12,200,000	10,881,668
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,634,771
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,506,660
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,654,011
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,364,060
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,184,278
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	2,605,000	2,557,355

		$41,690,592

34

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 5.4%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,281,037
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	26,434,791
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	3,711,923
Dallas, TX, Waterworks & Sewer System Rev., 5%, 2039	10,000,000	10,874,700
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	3,835,000	4,576,727
Fulton County, GA, Water & Sewer Rev., 5%, 2026	3,680,000	4,100,035
Fulton County, GA, Water & Sewer Rev., 5%, 2027	2,285,000	2,534,408
Houston, TX, Utility System Rev., “D”, 5%, 2036	3,760,000	4,089,602
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	7,440,709
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	3,595,000	3,879,616
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	5,161,436
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,285,472
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	2,300,000	2,650,911
New York Environmental Facilities, “C”, 5%, 2041	2,745,000	2,994,191
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	571,630
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	3,270,000	3,542,456

		$93,129,644
Total Municipal Bonds (Identified Cost, $1,587,996,138)		$1,670,168,009

Floating Rate Demand Notes - 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.1%, due 10/03/11, at Identified Cost	$1,500,000	$1,500,000

Money Market Funds (v) - 5.5%
MFS Institutional Money Market Portfolio, 0.07% at Cost and Net Asset Value	95,636,498	$95,636,498
Total Investments (Identified Cost, $1,685,132,636)		$1,767,304,507

Other Assets, Less Liabilities - (2.6)%		(45,251,930)
Net Assets - 100.0%		$1,722,052,577

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,730,547 representing 0.3% of net assets.

35

Portfolio of Investments (unaudited) – continued

(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,600,640
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc. Inverse Floaters

Derivatives Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	134	$17,432,563	December - 2011	$(140,750)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

36

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,589,496,138)	$1,671,668,009
Underlying affiliated funds, at cost and value	95,636,498
Total investments, at value (identified cost, $1,685,132,636)	$1,767,304,507
Cash	1,792
Receivables for
Investments sold	7,871,114
Fund shares sold	3,837,233
Interest and dividends	25,330,377
Receivable from investment adviser	11,062
Other assets	2,091
Total assets	$1,804,358,176
Liabilities
Payables for
Distributions	$1,970,800
Daily variation margin on open futures contracts	14,656
Investments purchased	23,247,274
Fund shares reacquired	1,626,390
Payable to the holder of the floating rate certificate from trust assets	54,826,839
Payable for interest expense and fees	128,713
Payable to affiliates
Shareholder servicing costs	293,738
Distribution and service fees	21,893
Payable for independent Trustees’ compensation	43,413
Accrued expenses and other liabilities	131,883
Total liabilities	$82,305,599
Net assets	$1,722,052,577
Net assets consist of
Paid-in capital	$1,657,186,428
Unrealized appreciation (depreciation) on investments	82,031,121
Accumulated net realized gain (loss) on investments	(20,734,334)
Undistributed net investment income	3,569,362
Net assets	$1,722,052,577
Shares of beneficial interest outstanding	204,994,893

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$823,295,636	98,061,706	$8.40
Class B	25,137,341	2,989,791	8.41
Class C	160,921,588	19,101,405	8.42
Class I	320,121	38,162	8.39
Class A1	707,284,859	84,198,007	8.40
Class B1	5,093,032	605,822	8.41

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering price per share was $8.82 [100 / 95.25 x $8.40] for each share class. On sales of $50,000 or more, the maximum offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

37

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 9/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$47,285,326
Dividends from underlying affiliated funds	36,326
Total investment income	$47,321,652
Expenses
Management fee	$3,337,771
Distribution and service fees	1,896,501
Shareholder servicing costs	632,987
Administrative services fee	125,865
Independent Trustees’ compensation	26,918
Custodian fee	96,007
Shareholder communications	38,610
Auditing fees	24,778
Legal fees	15,757
Interest expense and fees	245,913
Miscellaneous	160,094
Total expenses	$6,601,201
Fees paid indirectly	(18)
Reduction of expenses by investment adviser and distributor	(342,925)
Net expenses	$6,258,258
Net investment income	$41,063,394
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(2,809,156)
Futures contracts	(982,907)
Net realized gain (loss) on investments	$(3,792,063)
Change in unrealized appreciation (depreciation)
Investments	$101,321,084
Futures contracts	(140,750)
Net unrealized gain (loss) on investments	$101,180,334
Net realized and unrealized gain (loss) on investments	$97,388,271
Change in net assets from operations	$138,451,665

See Notes to Financial Statements

38

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 9/30/11 (unaudited)	Year ended 3/31/11
From operations
Net investment income	$41,063,394	$85,271,105
Net realized gain (loss) on investments	(3,792,063)	(15,004,662)
Net unrealized gain (loss) on investments	101,180,334	(82,260,168)
Change in net assets from operations	$138,451,665	$(11,993,725)
Distributions declared to shareholders
From net investment income	$(40,144,909)	$(82,762,509)
Change in net assets from fund share transactions	$(8,747,722)	$128,563,131
Total change in net assets	$89,559,034	$33,806,897
Net assets
At beginning of period	1,632,493,543	1,598,686,646
At end of period (including undistributed net investment income of $3,569,362 and $2,650,877, respectively)	$1,722,052,577	$1,632,493,543

See Notes to Financial Statements

39

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.91		$8.32	$7.66	$8.21	$8.55	$8.53
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.41	$0.38	$0.42	$ 0.42	(z)
Net realized and unrealized gain (loss) on investments	0.49		(0.42)	0.65	(0.51)	(0.35)	0.00	(w)(z)
Total from investment operations	$0.69		$(0.01)	$1.06	$(0.13)	$0.07	$0.42
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.40)	$(0.39)	$(0.40)	$(0.40)
From net realized gain on investments	—		—	—	(0.03)	(0.01)	—
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.40)	$(0.42)	$(0.41)	$(0.40)
Net asset value, end of period	$8.40		$7.91	$8.32	$7.66	$8.21	$8.55
Total return (%) (r)(s)(t)(x)	8.76	(n)	(0.24)	14.01	(1.53)	0.81	5.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.81	0.82	0.92	1.05	1.19
Expenses after expense reductions (f)	0.78	(a)	0.78	0.78	0.74	0.80	0.94
Net investment income	4.91	(a)	4.95	5.04	4.88	4.99	4.91	(z)
Portfolio turnover	13		23	15	25	32	10
Net assets at end of period (000 omitted)	$823,296		$764,621	$632,523	$420,234	$279,614	$248,226
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.75	(a)	0.74	0.75	0.67	0.70	0.79

See Notes to Financial Statements

40

Financial Highlights – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.92		$8.34	$7.68	$8.22	$8.57	$8.54
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.35	$0.33	$0.36	$0.36	(z)
Net realized and unrealized gain (loss) on investments	0.49		(0.43)	0.65	(0.51)	(0.36)	0.00	(w)(z)
Total from investment operations	$0.66		$(0.08)	$1.00	$(0.18)	$0.00 (w)	$0.36
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.34)	$(0.33)	$(0.34)	$(0.33)
From net realized gain on investments	—		—	—	(0.03)	(0.01)	—
Total distributions declared to shareholders	$(0.17)		$(0.34)	$(0.34)	$(0.36)	$(0.35)	$(0.33)
Net asset value, end of period	$8.41		$7.92	$8.34	$7.68	$8.22	$8.57
Total return (%) (r)(s)(t)(x)	8.34	(n)	(1.10)	13.15	(2.13)	(0.06)	4.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.56	1.57	1.68	1.80	1.95
Expenses after expense reductions (f)	1.53	(a)	1.53	1.53	1.49	1.55	1.70
Net investment income	4.14	(a)	4.21	4.30	4.12	4.24	4.16	(z)
Portfolio turnover	13		23	15	25	32	10
Net assets at end of period (000 omitted)	$25,137		$22,842	$23,060	$20,978	$22,372	$26,919
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.50	(a)	1.49	1.50	1.42	1.45	1.55

See Notes to Financial Statements

41

Financial Highlights – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.94		$8.35	$7.69	$8.24	$8.59	$8.56
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.35	$0.32	$0.35	$0.36	(z)
Net realized and unrealized gain (loss) on investments	0.48		(0.42)	0.65	(0.51)	(0.35)	0.01	(z)
Total from investment operations	$0.65		$(0.07)	$1.00	$(0.19)	$0.00 (w)	$0.37
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.34)	$(0.33)	$(0.34)	$(0.34)
From net realized gain on investments	—		—	—	(0.03)	(0.01)	—
Total distributions declared to shareholders	$(0.17)		$(0.34)	$(0.34)	$(0.36)	$(0.35)	$(0.34)
Net asset value, end of period	$8.42		$7.94	$8.35	$7.69	$8.24	$8.59
Total return (%) (r)(s)(t)(x)	8.19	(n)	(0.97)	13.13	(2.25)	(0.05)	4.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.56	1.57	1.67	1.80	1.94
Expenses after expense reductions (f)	1.53	(a)	1.52	1.53	1.48	1.55	1.69
Net investment income	4.14	(a)	4.19	4.26	4.10	4.23	4.16	(z)
Portfolio turnover	13		23	15	25	32	10
Net assets at end of period (000 omitted)	$160,922		$149,727	$143,504	$77,937	$42,759	$35,070
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.50	(a)	1.49	1.50	1.41	1.45	1.54

See Notes to Financial Statements

42

Financial Highlights – continued

Class I	Period ended 9/30/11 (i)
	(unaudited)
Net asset value, beginning of period	$8.22
Income (loss) from investment operations
Net investment income (d)	$0.07
Net realized and unrealized gain (loss) on investments	0.17	(g)
Total from investment operations	$0.24
Less distributions declared to shareholders
From net investment income	$(0.07)
Net asset value, end of period	$8.39
Total return (%) (r)(s)(x)	2.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)
Expenses after expense reductions (f)	0.53	(a)
Net investment income	5.26	(a)
Portfolio turnover	13
Net assets at end of period (000 omitted)	$320
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.50	(a)

See Notes to Financial Statements

43

Financial Highlights – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
Class A1			2011	2010	2009	2008 (i)

Net asset value, beginning of period	$7.92		$8.33	$7.67	$8.21	$8.39
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.43	$0.40	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(0.42)	0.65	(0.50)	(0.18	)(g)
Total from investment operations	$0.69		$0.01	$1.08	$(0.10)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.42)	$(0.41)	$(0.33)
From net realized gain on investments	—		—	—	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.21)		$(0.42)	$(0.42)	$(0.44)	$(0.34)
Net asset value, end of period	$8.40		$7.92	$8.33	$7.67	$8.21
Total return (%) (r)(s)(t)(x)	8.76	(n)	0.01	14.28	(1.15)	1.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.56	0.57	0.68	0.79	(a)
Expenses after expense reductions (f)	0.53	(a)	0.53	0.53	0.49	0.54	(a)
Net investment income	5.16	(a)	5.22	5.32	5.13	5.26	(a)
Portfolio turnover	13		23	15	25	32
Net assets at end of period (000 omitted)	$707,285		$689,074	$787,041	$746,020	$864,341
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.50	(a)	0.49	0.50	0.42	0.44	(a)

See Notes to Financial Statements

44

Financial Highlights – continued

	Six months ended 9/30/11 (unaudited)		Years ended 3/31
Class B1			2011	2010	2009	2008 (i)

Net asset value, beginning of period	$7.92		$8.34	$7.67	$8.22	$8.40
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.37	$0.35	$0.29
Net realized and unrealized gain (loss) on investments	0.49		(0.43)	0.66	(0.52)	(0.18	)(g)
Total from investment operations	$0.67		$(0.06)	$1.03	$(0.17)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.36)	$(0.35)	$(0.28)
From net realized gain on investments	—		—	—	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.18)		$(0.36)	$(0.36)	$(0.38)	$(0.29)
Net asset value, end of period	$8.41		$7.92	$8.34	$7.67	$8.22
Total return (%) (r)(s)(t)(x)	8.48	(n)	(0.86)	13.56	(2.02)	1.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.56	1.48	1.44	1.55	(a)
Expenses after expense reductions (f)	1.29	(a)	1.29	1.29	1.24	1.30	(a)
Net investment income	4.41	(a)	4.46	4.57	4.36	4.50	(a)
Portfolio turnover	13		23	15	25	32
Net assets at end of period (000 omitted)	$5,093		$6,230	$12,558	$18,190	$26,618
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.26	(a)	1.26	1.26	1.17	1.21	(a)

See Notes to Financial Statements

45

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, June 25, 2007 (Classes A1 and B1), and August 1, 2011 (Class I) through the stated period end.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended March 31, 2007 that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for Class A, Class B, and Class C. The change in estimate had no impact on net assets, net asset value per share or total return of the class.

See Notes to Financial Statements

46

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for

47

Notes to Financial Statements (unaudited) – continued

a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair

48

Notes to Financial Statements (unaudited) – continued

value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,670,168,009	$—	$1,670,168,009
Short Term Securities	—	$1,500,000	—	$1,500,000
Mutual Funds	95,636,498	—	—	95,636,498
Total Investments	$95,636,498	$1,671,668,009	$—	$1,767,304,507

Other Financial Instruments
Futures	$(140,750)	$—	$—	$(140,750)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

49

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at September 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(140,750)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended September 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(982,907)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended September 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate Contracts	$(140,750)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

50

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the

51

Notes to Financial Statements (unaudited) – continued

par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of the fund’s payable to the holder of the floating rate certificate from trust assets as reported on the fund’s Statement of Assets and Liabilities approximates its fair value. At September 30, 2011, the fund’s payable to the holder of the floating rate certificate from trust assets was $54,826,839 and the interest rate on these floating rate certificates issued by the trust was 0.16%. For the six months ended September 30, 2011, the average payable to the holder of the floating rate certificate from trust assets was $57,513,396 at a weighted average interest rate of 0.85%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2011, interest expense and fees in connection with self-deposited inverse floaters was $245,913. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

52

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

53

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

3/31/11
Ordinary income (including any short-term capital gains)	$140,126
Tax-exempt income	82,622,383
Total distributions	$82,762,509

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/11
Cost of investments	$1,624,457,564
Gross appreciation	104,105,611
Gross depreciation	(16,085,507)
Net unrealized appreciation (depreciation)	$88,020,104

As of 3/31/11
Undistributed tax-exempt income	10,001,240
Capital loss carryforwards	(16,246,756)
Post-October capital loss deferral	(6,168,837)
Other temporary differences	(7,350,363)
Net unrealized appreciation (depreciation)	(13,675,891)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of March 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

3/31/18	$(8,893,873)
3/31/19	(7,352,883)
Total	$(16,246,756)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and

54

Notes to Financial Statements (unaudited) – continued

unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 9/30/11	Year ended 3/31/11
Class A	$18,845,701	$36,226,435
Class B	471,603	1,006,667
Class C	3,082,571	6,640,694
Class I (i)	2,014	—
Class A1	17,622,810	38,454,954
Class B1	120,210	433,759
Total	$40,144,909	$82,762,509

(i)	For the period from the class’ inception, August 1, 2011 through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.37% of the fund’s average daily net assets in excess of $1.3 billion up to $2.0 billion and 0.35% of average daily net assets in excess of $2.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2012. For the six months ended September 30, 2011, this waiver amounted to $54,797, and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended September 30, 2011 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments) such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2012. For the

55

Notes to Financial Statements (unaudited) – continued

six months ended September 30, 2011, the reduction under this agreement amounted to $277,067 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $184,167 and $10,696 for the six months ended September 30, 2011, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$984,029
Class B	0.75%	0.25%	1.00%	1.00%	117,275
Class C	0.75%	0.25%	1.00%	1.00%	767,183
Class B1	0.75%	0.25%	1.00%	0.76%	28,014
Total Distribution and Service Fees					$1,896,501

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2011 based on each class’ average daily net assets. The service fee rate attributable to Class B1 shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B1 shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2012. For the six months ended September 30, 2011, this reduction amounted to $6,656 and is reflected as a reduction of total expenses in the Statements of Operations.

Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of

56

Notes to Financial Statements (unaudited) – continued

purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2011, were as follows:

Amount
Class A	$68,813
Class B	30,969
Class C	14,317
Class A1	—
Class B1	337

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2011, the fee was $213,436, which equated to 0.0256% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $419,551.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2011 was equivalent to an annual effective rate of 0.0151% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,798 and is included in independent Trustees’ compensation for the six months ended September 30, 2011. The liability for deferred retirement benefits payable to certain

57

Notes to Financial Statements (unaudited) – continued

independent Trustees under the DB plan amounted to $43,394 at September 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,804 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,405, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $208,707,364 and $239,359,360, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 9/30/11		Year ended 3/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	13,103,983	$107,297,563	45,201,905	$378,592,960
Class B	479,324	3,957,452	1,054,863	8,832,637
Class C	2,240,768	18,458,696	7,477,628	62,905,405
Class I (i)	51,329	424,747	—	—
Class A1	469,467	3,835,928	2,035,664	16,879,575
Class B1	2,561	20,918	6,891	57,160
	16,347,432	$133,995,304	55,776,951	$467,267,737

58

Notes to Financial Statements (unaudited) – continued

	Six months ended 9/30/11		Year ended 3/31/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,676,362	$13,734,813	2,844,706	$23,466,773
Class B	38,601	316,734	79,053	654,468
Class C	243,257	1,999,737	478,874	3,970,225
Class I (i)	228	1,902	—	—
Class A1	1,384,301	11,347,665	2,957,290	24,483,738
Class B1	10,842	88,868	36,214	301,181
	3,353,591	$27,489,719	6,396,137	$52,876,385
Shares reacquired
Class A	(13,345,238)	$(108,683,456)	(27,409,181)	$(223,272,950)
Class B	(410,552)	(3,359,272)	(1,017,674)	(8,376,036)
Class C	(2,238,945)	(18,281,870)	(6,279,041)	(51,269,201)
Class I (i)	(13,395)	(111,847)	—	—
Class A1	(4,688,340)	(38,214,924)	(12,463,871)	(102,370,789)
Class B1	(193,905)	(1,581,376)	(763,421)	(6,292,015)
	(20,890,375)	$(170,232,745)	(47,933,188)	$(391,580,991)
Net change
Class A	1,435,107	$12,348,920	20,637,430	$178,786,783
Class B	107,373	914,914	116,242	1,111,069
Class C	245,080	2,176,563	1,677,461	15,606,429
Class I (i)	38,162	314,802	—	—
Class A1	(2,834,572)	(23,031,331)	(7,470,917)	(61,007,476)
Class B1	(180,502)	(1,471,590)	(720,316)	(5,933,674)
	(1,189,352)	$(8,747,722)	14,239,900	$128,563,131

(i)	For the period from the class’ inception, August 1, 2011 through the stated period end.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2011, the fund’s

59

Notes to Financial Statements (unaudited) – continued

commitment fee and interest expense were $7,080 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	59,836,742	230,090,924	(194,291,168)	95,636,498

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$36,326	$95,636,498

(8)	Subsequent Event

On July 20, 2011, the Board of Trustees of the fund approved the proposed Plan of Reorganization, whereby MFS Florida Municipal Bond Fund would be reorganized into MFS Municipal Income Fund. The Plan of Reorganization was subject to the approval of the shareholders of the MFS Florida Municipal Bond Fund. The proposed Plan of Reorganization provided for the transfer of the assets of the MFS Florida Municipal Bond Fund to the MFS Municipal Income Fund and the assumption by the MFS Municipal Income Fund of the liabilities of the MFS Florida Municipal Bond Fund in exchange solely for shares of beneficial interest in the MFS Municipal Income Fund. Immediately following the transfer, the MFS Municipal Income Fund shares received by the MFS Florida Municipal Bond Fund were distributed to shareholders, pro rata, and the MFS Florida Municipal Bond Fund was liquidated and terminated. The reorganization occurred on November 4, 2011.

60

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

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Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

62

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that MFS has agreed in writing to reduce its advisory fee on average daily net assets over $1.3 billion and $2 billion, which may not be changed without the Trustees’ approval. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

63

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

64

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

65

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. The Registrant has not granted a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2011

*	Print name and title of each signing officer under his or her signature.